                                                              Semi-Annual Report
--------------------------------------------------------------------------------
                                                                January 31, 2002


                                   [GRAPHIC]



                                    [PHOTO]



                                                    [LOGO] Pacific Capital Funds
                     MANAGED BY THE ASSET MANAGEMENT GROUP [LOGO] Bank of Hawaii



MUTUAL FUNDS: . ARE NOT FDIC INSURED . HAVE NO BANK GUARANTEE . MAY LOSE VALUE
-------------------------------------------------------------------------------

Letter to Shareholders
--------------------------------------------------------------------------------

Dear Shareholders:

The six-month period from August 1, 2001 through January 31, 2002 was characterized by a slowing economy that eventually slid into a recession in late 2001. The financial markets in that environment performed poorly. During the period, the Dow Jones Industrial Average/1/ and the Standard & Poor's 500 Stock Index/2/ returned -4.82% and -6.01%, respectively.

The economic slowdown during the period--and during most of 2001--was caused in part by the Federal Reserve Board's (the "Fed") restrictive monetary policy during the previous year. The Fed responded to this slowdown by cutting key short-term interest rates five times during the period, for a total reduction of 200 basis points (2.00%). This capped a year of aggressive easing by the Fed, in which rates were cut 11 times for a reduction of 475 basis points (4.75%).

Stock Markets
We had believed that the economy was poised to rebound during fall 2001, but the events of September 11 prolonged the economic weakness. After sharply dropping in the first week of trading following the attacks, the stock market rallied late in 2001 as economic indicators improved and investors began anticipating an economic recovery. Consumer confidence and spending remained remarkably strong during the period. Low interest rates also led to an increase in loan refinancing, which provided extra money to consumers. Retail sales held up well, and an unprecedented reduction of inventories set the stage for significant economic stimulus, as this liquidation stops much less when it reverses.

U.S. firms suffered from the slowing domestic and global economies, and high valuations led investors away from speculative stocks and towards reasonably priced shares of firms with strong fundamentals. Value stocks performed well in that environment, as did shares of small companies, which have outperformed their large-company peers since late 1999.

Fixed Income Markets
In the bond market, the Fed's stimulative monetary policy brought down yields on short-term issues much more than yields on long-term issues, which were relatively flat during the period. Supply remained strong during the period as the Government's debt buyback program slowed considerably during the past year. The Government also retired the 30-year Treasury bond, which caused a spike in long-term bond prices.

The corporate bond market was very volatile during the period. Yields on corporate issues rose during the period as investors worried that slowing economic growth might lead to increased loan defaults by companies. Yields fell in December as the anticipation of an economic recovery signaled good news for corporate bonds' quality improvement. At the end of the period, yields rose again when energy-trading firm Enron declared bankruptcy, shaking the corporate bond market.

Going Forward
We look for moderate economic growth in the months ahead, thanks in large part to the Fed's aggressive easing policy. Inflation should remain low in that environment. We do not expect the Fed to raise interest rates during the next six months, especially while unemployment remains high and corporate capacity utilization (a lagging economic indicator) remains low. However, we are confident that corporate productivity and profitability will strengthen going forward as the economy experiences modest growth.

We believe large-company growth stocks should perform well as the economy recovers, corporate profits improve and inflation stays in check. Low nominal Gross Domestic Product/3/ growth has hurt small companies as the cost of capital has risen, and shares of smaller firms will likely stop their outsized growth relative to their large-cap peers.

In a low-inflation environment in which the Fed will probably maintain a neutral monetary policy, we will seek to position the Pacific Capital fixed-income funds with average maturities neutral to longer than their benchmarks. That strategy should allow the Funds to capture additional yield. We expect corporate bonds to become more attractive as the economy and corporate profits recover.

The difficult economic environment during the recent six-month period highlighted the importance of building and maintaining a diversified investment portfolio of stocks, bonds, and cash. Such a portfolio may weather market turmoil much better than one devoted entirely to a single asset class. Pacific Capital's family of mutual funds allow shareholders to construct a well-balanced portfolio that may help achieve long-term goals despite short-term market fluctuations.

Thank you for your confidence in the Pacific Capital Funds. If you have any questions or would like a fund prospectus, please contact your registered investment consultant or call BISYS Fund Services at (800) 258-9232.

Sincerely,


[PHOTO]                   [PHOTO]                    [PHOTO]

Walter J. Laskey          William J. Barton          David Zerfoss


/s/ Walter J. Laskey      /s/ William J. Barton      /s/ David Zerfoss


Walter J. Laskey          William J. Barton          David Zerfoss
Executive Vice President, Chief Investment Officer   Senior Vice President
Bank of Hawaii            The Asset Management       The Asset Management
Chairperson, Pacific      Group of Bank of Hawaii    Group of the Bank of
Capital Funds             Pacific Century Trust, a   Hawaii
                          division of Bank of Hawaii Pacific Century Trust, a
                                                     division of Bank of Hawaii


/1/ The Dow Jones Industrial Average is a price-weighted average based on the price-only performance of 30 blue chip stocks (the average is computed by adding the prices of the 30 stocks and dividing by a denominator, which has been adjusted over the years for stocks splits, stock dividends and substitutions of stocks).
/2/ The Standard & Poor's 500 Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in the underlying securities.
/3/ The Gross Domestic Product is the measure of the market value of the goods and services produced by labor and property in the United States.

Past performance is no guarantee of future results. Investment return and net asset value (NAV) will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

                               Table of Contents

                     Statements of Assets and Liabilities
                                    Page 1

                           Statements of Operations
                                    Page 4

                      Statements of Changes in Net Assets
                                    Page 7

                      Schedules of Portfolio Investments
                                    Page 11

                         Notes to Financial Statements
                                    Page 40

                             Financial Highlights
                                    Page 53

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

PACIFIC CAPITAL FUNDS

                     Statements of Assets and Liabilities
                               January 31, 2002
                                  (Unaudited)


                                                                              Growth      Growth and    New Asia    Diversified
                                                                              Stock         Income       Growth     Fixed Income
                                                                               Fund          Fund         Fund          Fund
                                                                           ------------  ------------  -----------  ------------
                                 ASSETS:
Investments, at value (Cost $343,064,073; $167,360,871; $21,189,848; and
 $220,054,136, respectively).............................................. $321,589,913  $165,080,339  $22,096,123  $228,517,320
Cash......................................................................           --            --           --     1,958,611
Foreign currency (Cost $203,948)..........................................           --            --      204,469            --
Interest and dividends receivable.........................................       53,922        79,238       18,332     3,985,282
Receivable for capital shares issued......................................        1,250           250        1,548         1,000
Receivable from brokers for investments sold..............................    2,566,128       795,658      127,932            --
Prepaid expenses and other assets.........................................       11,304         4,930        1,754         6,635
                                                                           ------------  ------------  -----------  ------------
    Total Assets..........................................................  324,222,517   165,960,415   22,450,158   234,468,848
                                                                           ------------  ------------  -----------  ------------
                               LIABILITIES:
Dividends payable.........................................................           --            --           --        32,003
Payable for capital shares redeemed.......................................        2,800         1,380      529,280         2,162
Payable to brokers for investments purchased..............................    4,732,208     3,503,097      115,563            --
Accrued expenses and other payables:
  Investment advisory fees................................................      223,916       113,530       16,845        90,781
  Administration fees.....................................................        4,128         2,106          279         3,117
  Distribution fees.......................................................       22,595        11,839          741         5,474
  Other...................................................................       41,736        21,997       26,840        32,453
                                                                           ------------  ------------  -----------  ------------
    Total Liabilities.....................................................    5,027,383     3,653,949      689,548       165,990
                                                                           ------------  ------------  -----------  ------------
                               NET ASSETS:
Capital (no par value)....................................................  397,433,777   178,490,130   25,624,174   229,852,446
Accumulated net investment loss...........................................   (1,028,832)       (6,731)     (98,258)      (27,301)
Undistributed net realized losses from investment transactions and foreign
 currency transactions....................................................  (55,735,651)  (13,896,401)  (4,672,159)   (3,985,471)
Net unrealized appreciation (depreciation) from investments...............  (21,474,160)   (2,280,532)     906,275     8,463,184
Net unrealized appreciation from translation of assets and liabilities in
 foreign currencies.......................................................           --            --          578            --
                                                                           ------------  ------------  -----------  ------------
    Net Assets............................................................ $319,195,134  $162,306,466  $21,760,610  $234,302,858
                                                                           ============  ============  ===========  ============
Net Assets
  Class A................................................................. $ 18,521,105  $  8,186,166  $ 1,647,936  $  6,213,290
  Class B.................................................................   20,926,330    11,369,727      429,775     4,770,435
  Class Y.................................................................  279,747,699   142,750,573   19,682,899   223,319,133
                                                                           ------------  ------------  -----------  ------------
    Total................................................................. $319,195,134  $162,306,466  $21,760,610  $234,302,858
                                                                           ============  ============  ===========  ============
Outstanding units of beneficial interest (shares)
  Class A.................................................................    1,961,286       646,567      162,333       568,511
  Class B.................................................................    2,302,587       931,152       43,465       437,202
  Class Y.................................................................   29,009,769    11,199,663    1,923,548    20,305,034
                                                                           ------------  ------------  -----------  ------------
    Total.................................................................   33,273,642    12,777,382    2,129,346    21,310,747
                                                                           ============  ============  ===========  ============
Net Asset Value
  Class A--redemption price per share..................................... $       9.44  $      12.66  $     10.15  $      10.93
                                                                           ============  ============  ===========  ============
  Class A--maximum sales charge...........................................        4.00%         4.00%        5.25%         4.00%
                                                                           ------------  ------------  -----------  ------------
  Class A--maximum offering price per share (100%/(100%-maximum
   sales charge) of net asset value adjusted to nearest cent)............. $       9.83  $      13.19  $     10.71  $      11.39
                                                                           ============  ============  ===========  ============
  Class B--offering price per share *..................................... $       9.09  $      12.21  $      9.89  $      10.91
                                                                           ============  ============  ===========  ============
  Class Y--offering and redemption price per share........................ $       9.64  $      12.75  $     10.23  $      11.00
                                                                           ============  ============  ===========  ============

--------
* Redemption price per share varies based on length of time shares are held (Note 4).

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                     Statements of Assets and Liabilities
                               January 31, 2002
                                  (Unaudited)


                                                                                                 Tax-Free
                                                                                                  Short
                                                  Ultra Short  Short Intermediate   Tax-Free   Intermediate
                                                  Government    U.S. Government    Securities   Securities
                                                     Fund       Securities Fund       Fund         Fund
                                                  ------------ ------------------ ------------ ------------
                     ASSETS:
Investments, at value (Cost $286,034,836;
 $58,387,539; $433,248,352; and $46,223,681,
 respectively)................................... $288,646,684    $59,165,990     $458,777,029 $47,213,474
Cash.............................................          918            804               --          --
Interest and dividends receivable................    1,610,758        716,959        5,607,240     552,923
Receivable for capital shares issued.............           --             --           25,000          --
Prepaid expenses and other assets................        7,502          1,644           12,530       1,300
                                                  ------------    -----------     ------------ -----------
    Total Assets.................................  290,265,862     59,885,397      464,421,799  47,767,697
                                                  ------------    -----------     ------------ -----------
                  LIABILITIES:
Dividends payable................................       23,653          5,863           56,584       3,872
Payable for capital shares redeemed..............           --             --               --      15,000
Accrued expenses and other payables:
 Investment advisory fees........................       44,820         13,704          177,500      16,202
 Administration fees.............................        2,024            662            6,102         591
 Distribution fees...............................        3,993            244            6,712         393
 Other...........................................       35,698          8,947           60,125      12,985
                                                  ------------    -----------     ------------ -----------
    Total Liabilities............................      110,188         29,420          307,023      49,043
                                                  ------------    -----------     ------------ -----------
                   NET ASSETS:
Capital (no par value)...........................  287,536,662     58,808,266      438,074,407  46,679,649
Accumulated net investment income................        7,143             47               36          --
Undistributed net realized gains from investment
 transactions....................................           21        269,213          511,656      49,212
Net unrealized appreciation from investments.....    2,611,848        778,451       25,528,677     989,793
                                                  ------------    -----------     ------------ -----------
    Net Assets................................... $290,155,674    $59,855,977     $464,114,776 $47,718,654
                                                  ============    ===========     ============ ===========
Net Assets
 Class A......................................... $ 13,367,372    $ 1,149,456     $ 10,358,242 $ 1,777,829
 Class B.........................................    1,284,502             --        5,383,638          --
 Class Y.........................................  275,503,800     58,706,521      448,372,896  45,940,825
                                                  ------------    -----------     ------------ -----------
    Total........................................ $290,155,674    $59,855,977     $464,114,776 $47,718,654
                                                  ============    ===========     ============ ===========
Outstanding units of beneficial interest (shares)
 Class A.........................................    1,303,939        116,826          974,989     173,829
 Class B.........................................      125,280             --          506,875          --
 Class Y.........................................   26,858,573      5,956,865       42,049,620   4,467,923
                                                  ------------    -----------     ------------ -----------
    Total........................................   28,287,792      6,073,691       43,531,484   4,641,752
                                                  ============    ===========     ============ ===========
Net Asset Value
 Class A--redemption price per share............. $      10.25    $      9.84     $      10.62 $     10.23
                                                  ============    ===========     ============ ===========
 Class A--maximum sales charge...................        1.75%          2.25%            4.00%       2.25%
                                                  ------------    -----------     ------------ -----------
 Class A--maximum offering price per
   share (100%/(100%-maximum sales charge) of net
   asset value adjusted to nearest cent)......... $      10.43    $     10.07     $      11.06 $     10.47
                                                  ============    ===========     ============ ===========
Net Asset Value
 Class B--offering price per share *............. $      10.25    $        --     $      10.62 $        --
                                                  ============    ===========     ============ ===========
 Class Y--offering and redemption price per share $      10.26    $      9.86     $      10.66 $     10.28
                                                  ============    ===========     ============ ===========

--------
* Redemption price per share varies based on length of time shares are held (Note 4).

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                     Statements of Assets and Liabilities
                               January 31, 2002
                                  (Unaudited)


                                                                       International Stock    Value       Small Cap
                                                                              Fund            Fund          Fund
                                                                       ------------------- ------------  -----------
                               ASSETS:
Investments, at value (Cost $57,328,837; $248,100,670;
 $69,444,699; and $162,747,361, respectively).........................    $ 54,765,197     $243,182,739  $80,281,058
Foreign currency (Cost $5,374)........................................           5,373               --           --
Interest and dividends receivable.....................................          17,973          234,135       54,579
Receivable for capital shares issued..................................              --           15,000        8,621
Receivable from brokers for investments sold..........................       2,478,537               --           --
Reclaims receivable...................................................          73,676               --           --
Unrealized appreciation on foreign currencies contracts...............         199,821               --           --
Prepaid expenses and other assets.....................................           1,490            6,557        2,230
                                                                          ------------     ------------  -----------
    Total Assets......................................................      57,542,067      243,438,431   80,346,488
                                                                          ------------     ------------  -----------
                             LIABILITIES:
Payable to brokers for investments purchased..........................         302,542          618,927    1,035,485
Accrued expenses and other payables:
  Investment advisory fees............................................          50,009          166,919       67,266
  Administration fees.................................................             742            3,145        1,038
  Distribution fees...................................................             890            1,782        1,297
  Other...............................................................          62,952           32,593       13,782
                                                                          ------------     ------------  -----------
    Total Liabilities.................................................         417,135          823,366    1,118,868
                                                                          ------------     ------------  -----------
                             NET ASSETS:
Capital (no par value)................................................      95,075,869      255,815,426   66,136,738
Accumulated net investment income (loss)..............................        (846,997)          64,578       12,600
Undistributed net realized gains (losses) from investment
 transactions and foreign currency transactions.......................     (34,735,207)      (8,347,008)   2,241,923
Net unrealized appreciation (depreciation) from investments...........      (2,563,640)      (4,917,931)  10,836,359
Net unrealized appreciation from translation of assets and liabilities
 in foreign currencies................................................         194,907               --           --
                                                                          ------------     ------------  -----------
    Net Assets........................................................    $ 57,124,932     $242,615,065  $79,227,620
                                                                          ============     ============  ===========
Net Assets
  Class A.............................................................    $  1,395,310     $  2,253,797  $ 1,135,815
  Class B.............................................................         664,797        1,519,844    1,305,770
  Class Y.............................................................      55,064,825      238,841,424   76,786,035
                                                                          ------------     ------------  -----------
    Total.............................................................    $ 57,124,932     $242,615,065  $79,227,620
                                                                          ============     ============  ===========
Outstanding units of beneficial interest (shares)
  Class A.............................................................         201,103          264,120       85,666
  Class B.............................................................          98,689          180,318      100,090
  Class Y.............................................................       7,880,683       27,943,531    5,781,422
                                                                          ------------     ------------  -----------
    Total.............................................................       8,180,475       28,387,969    5,967,178
                                                                          ============     ============  ===========
Net Asset Value
  A Class--redemption price per share.................................    $       6.94     $       8.53  $     13.26
                                                                          ============     ============  ===========
  A Class--maximum sales charge.......................................           5.25%            4.00%        5.25%
                                                                          ------------     ------------  -----------
  A Class--maximum offering price per share (100%(100% maximum
   sales charge) of net asset value adjusted to nearest cent).........    $       7.32     $       8.89  $     13.99
                                                                          ============     ============  ===========
Net Asset Value
  B Class--offering price per share *.................................    $       6.74     $       8.43  $     13.05
                                                                          ============     ============  ===========
  Y Class--offering and redemption price per share....................    $       6.99     $       8.55  $     13.28
                                                                          ============     ============  ===========

                                                                         Balanced
                                                                           Fund
                                                                       ------------
                               ASSETS:
Investments, at value (Cost $57,328,837; $248,100,670;
 $69,444,699; and $162,747,361, respectively)......................... $168,015,152
Foreign currency (Cost $5,374)........................................           --
Interest and dividends receivable.....................................    1,007,803
Receivable for capital shares issued..................................           --
Receivable from brokers for investments sold..........................      237,476
Reclaims receivable...................................................           --
Unrealized appreciation on foreign currencies contracts...............           --
Prepaid expenses and other assets.....................................        4,569
                                                                       ------------
    Total Assets......................................................  169,265,000
                                                                       ------------
                             LIABILITIES:
Payable to brokers for investments purchased..........................      492,467
Accrued expenses and other payables:
  Investment advisory fees............................................      102,638
  Administration fees.................................................        2,210
  Distribution fees...................................................        1,723
  Other...............................................................       24,834
                                                                       ------------
    Total Liabilities.................................................      623,872
                                                                       ------------
                             NET ASSETS:
Capital (no par value)................................................  168,347,103
Accumulated net investment income (loss)..............................       12,262
Undistributed net realized gains (losses) from investment
 transactions and foreign currency transactions.......................   (4,986,028)
Net unrealized appreciation (depreciation) from investments...........    5,267,791
Net unrealized appreciation from translation of assets and liabilities
 in foreign currencies................................................           --
                                                                       ------------
    Net Assets........................................................ $168,641,128
                                                                       ============
Net Assets
  Class A............................................................. $    313,947
  Class B.............................................................    1,910,383
  Class Y.............................................................  166,416,798
                                                                       ------------
    Total............................................................. $168,641,128
                                                                       ============
Outstanding units of beneficial interest (shares)
  Class A.............................................................       37,320
  Class B.............................................................      227,405
  Class Y.............................................................   19,776,630
                                                                       ------------
    Total.............................................................   20,041,355
                                                                       ============
Net Asset Value
  A Class--redemption price per share................................. $       8.41
                                                                       ============
  A Class--maximum sales charge.......................................        4.00%
                                                                       ------------
  A Class--maximum offering price per share (100%(100% maximum
   sales charge) of net asset value adjusted to nearest cent)......... $       8.76
                                                                       ============
Net Asset Value
  B Class--offering price per share *................................. $       8.40
                                                                       ============
  Y Class--offering and redemption price per share.................... $       8.41
                                                                       ============

--------
* Redemption price per share varies based on length of time shares are held (Note 4).

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                           Statements of Operations
                   For the Six Months Ended January 31, 2002
                                  (Unaudited)

                                                                                Growth      Growth and    New Asia
                                                                                Stock         Income       Growth
                                                                                 Fund          Fund         Fund
                                                                             ------------  ------------  -----------
Investment Income:
Interest income............................................................. $         --  $         --  $     8,167
Dividend income.............................................................      920,466     1,091,499      162,583
Foreign withholding tax.....................................................           --            --      (14,186)
                                                                             ------------  ------------  -----------
    Total Investment Income.................................................      920,466     1,091,499      156,564
                                                                             ------------  ------------  -----------
Expenses:
Investment advisory fees....................................................    1,342,214       671,026       89,144
Administration fees.........................................................      335,557       167,758       19,810
Distribution fees--Class A..................................................       72,875        32,047        5,864
Distribution fees--Class B..................................................      108,286        59,682        2,092
Accounting fees.............................................................       52,516        28,333        7,783
Custodian fees..............................................................       13,610         7,919       35,847
Transfer agent fees.........................................................       84,019        51,210       24,360
Legal and audit fees........................................................       13,522         6,938        2,216
Trustees' fees and expenses.................................................       12,517         5,909          652
Registration and filing fees................................................        8,460         8,417          751
Other.......................................................................       21,417        10,441        1,781
                                                                             ------------  ------------  -----------
    Total expenses before voluntary fee reductions..........................    2,064,993     1,049,680      190,300
    Expenses voluntarily reduced............................................     (115,695)      (54,916)      (8,862)
                                                                             ------------  ------------  -----------
    Net Expenses............................................................    1,949,298       994,764      181,438
                                                                             ------------  ------------  -----------
Net Investment Income (Loss)................................................   (1,028,832)       96,735      (24,874)
                                                                             ------------  ------------  -----------
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment transactions....................  (20,574,967)  (10,093,381)  (1,695,926)
Net realized losses from foreign currency transactions......................           --            --      (30,100)
Net change in unrealized appreciation (depreciation) from investments.......   (6,958,926)   (5,928,268)   3,421,735
Net change in unrealized appreciation from assets and liabilities in foreign
 currencies.................................................................           --            --       24,488
                                                                             ------------  ------------  -----------
Net realized/unrealized gains (losses) from investments.....................  (27,533,893)  (16,021,649)   1,720,197
                                                                             ------------  ------------  -----------
Change in net assets resulting from operations.............................. $(28,562,725) $(15,924,914) $ 1,695,323
                                                                             ============  ============  ===========

                                                                             Diversified
                                                                             Fixed Income
                                                                                 Fund
                                                                             ------------
Investment Income:
Interest income............................................................. $ 6,859,596
Dividend income.............................................................      65,640
Foreign withholding tax.....................................................          --
                                                                             -----------
    Total Investment Income.................................................   6,925,236
                                                                             -----------
Expenses:
Investment advisory fees....................................................     714,382
Administration fees.........................................................     238,129
Distribution fees--Class A..................................................      28,230
Distribution fees--Class B..................................................      23,740
Accounting fees.............................................................      41,269
Custodian fees..............................................................       9,186
Transfer agent fees.........................................................      33,697
Legal and audit fees........................................................       9,213
Trustees' fees and expenses.................................................       7,856
Registration and filing fees................................................       1,002
Other.......................................................................      14,325
                                                                             -----------
    Total expenses before voluntary fee reductions..........................   1,121,029
    Expenses voluntarily reduced............................................    (245,041)
                                                                             -----------
    Net Expenses............................................................     875,988
                                                                             -----------
Net Investment Income (Loss)................................................   6,049,248
                                                                             -----------
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment transactions....................   4,330,724
Net realized losses from foreign currency transactions......................          --
Net change in unrealized appreciation (depreciation) from investments.......  (3,534,073)
Net change in unrealized appreciation from assets and liabilities in foreign
 currencies.................................................................          --
                                                                             -----------
Net realized/unrealized gains (losses) from investments.....................     796,651
                                                                             -----------
Change in net assets resulting from operations.............................. $ 6,845,899
                                                                             ===========

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                           Statements of Operations
                   For the Six Months Ended January 31, 2002
                                  (Unaudited)


                                                                      Short Intermediate                   Tax-Free
                                                          Ultra Short  U.S. Government    Tax-Free    Short Intermediate
                                                          Government      Securities     Securities       Securities
                                                             Fund            Fund           Fund             Fund
                                                          ----------- ------------------ -----------  ------------------
Investment Income:
  Interest income........................................ $5,065,885      $1,218,311     $12,188,107       $885,796
  Dividend income........................................        209              25          27,446          9,118
                                                          ----------      ----------     -----------       --------
    Total Investment Income..............................  5,066,094       1,218,336      12,215,553        894,914
                                                          ----------      ----------     -----------       --------
Expenses:
Investment advisory fees.................................    560,969         141,248       1,428,573        113,220
Administration fees......................................    280,487          56,500         476,194         45,288
Distribution fees--Class A...............................     63,485           4,354          36,563          7,075
Distribution fees--Class B...............................      5,811              --          26,729             --
Accounting fees..........................................     46,435          11,189          80,473         11,020
Custodian fees...........................................      8,598           3,808          19,847          7,267
Transfer agent fees......................................     27,618          16,609          34,124         16,702
Legal and audit fees.....................................     11,108           3,441          16,259          3,076
Trustees' fees and expenses..............................      7,665           1,624          15,432          1,421
Registration and filing fees.............................     17,655           1,865           1,943            223
Other....................................................     15,513           3,577          27,731          3,233
                                                          ----------      ----------     -----------       --------
    Total expenses before voluntary fee reductions.......  1,045,344         244,215       2,163,868        208,525
    Expenses voluntarily reduced.........................   (497,199)        (82,971)       (476,758)       (38,683)
                                                          ----------      ----------     -----------       --------
    Net Expenses.........................................    548,145         161,244       1,687,110        169,842
                                                          ----------      ----------     -----------       --------
Net Investment Income....................................  4,517,949       1,057,092      10,528,443        725,072
                                                          ----------      ----------     -----------       --------
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains on investment transactions............        300         269,208       2,761,300        110,773
Net change in unrealized appreciation (depreciation) from
 investments.............................................  1,224,033          89,818      (3,126,682)       108,044
                                                          ----------      ----------     -----------       --------
Net realized/unrealized gains (losses) from investments..  1,224,333         359,026        (365,382)       218,817
                                                          ----------      ----------     -----------       --------
Change in net assets resulting from operations........... $5,742,282      $1,416,118     $10,163,061       $943,889
                                                          ==========      ==========     ===========       ========

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                           Statements of Operations
                   For the Six Months Ended January 31, 2002
                                  (Unaudited)


                                                                 International Stock    Value      Small Cap    Balanced
                                                                        Fund            Fund         Fund         Fund
                                                                 ------------------- ------------  ----------  -----------
Investment Income:
Interest income.................................................    $     40,996     $         --  $    1,548  $ 1,981,369
Dividend income.................................................         337,688        2,088,904     696,607      664,815
Foreign withholding tax.........................................         (36,917)              --          --           --
                                                                    ------------     ------------  ----------  -----------
    Total Investment Income.....................................         341,767        2,088,904     698,155    2,646,184
                                                                    ------------     ------------  ----------  -----------
Expenses:
Investment advisory fees........................................         360,514          956,669     376,751      695,725
Administration fees.............................................          65,549          239,170      68,501      173,933
Distribution fees--Class A......................................           6,209            8,583       3,686        1,088
Distribution fees--Class B......................................           3,694            7,515       5,348        9,358
Accounting fees.................................................          19,344           39,228      13,955       32,541
Custodian fees..................................................          81,566           10,553       7,298        7,745
Transfer agent fees.............................................          25,401           29,252      31,448       29,435
Legal and audit fees............................................           3,834            8,466       3,640        7,344
Trustees' fees and expenses.....................................           2,420            7,640       1,985        6,005
Registration and filing fees....................................           6,621            2,183       1,938        8,774
Other...........................................................           4,391           12,945       4,252       10,686
                                                                    ------------     ------------  ----------  -----------
    Total expenses before voluntary fee reductions..............         579,543        1,322,204     518,802      982,634
    Expenses voluntarily reduced................................         (50,023)         (53,556)    (50,408)    (122,477)
                                                                    ------------     ------------  ----------  -----------
    Net Expenses................................................         529,520        1,268,648     468,394      860,157
                                                                    ------------     ------------  ----------  -----------
Net Investment Income (Loss)....................................        (187,753)         820,256     229,761    1,786,027
                                                                    ------------     ------------  ----------  -----------
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment transactions........     (13,978,642)      (4,406,429)  2,861,931   (4,476,789)
Net realized losses on foreign currency transactions............        (344,423)              --          --           --
Net change in unrealized appreciation (depreciation) from
 investments....................................................       2,783,860      (10,119,047)  2,563,842   (2,392,752)
Net change in unrealized appreciation from translation of assets
 and liabilities in foreign currencies..........................         198,940               --          --           --
                                                                    ------------     ------------  ----------  -----------
Net realized/unrealized gains (losses) from investments.........     (11,340,265)     (14,525,476)  5,425,773   (6,869,541)
                                                                    ------------     ------------  ----------  -----------
Change in net assets resulting from operations..................    $(11,528,018)    $(13,705,220) $5,655,534  $(5,083,514)
                                                                    ============     ============  ==========  ===========

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                      Statements of Changes in Net Assets


                                             Growth Stock Fund            Growth and Income Fund
                                      ------------------------------  -----------------------------
                                        For the Six    For the Year     For the Six    For the Year
                                        Months Ended       Ended        Months Ended       Ended
                                      January 31, 2002 July 31, 2001  January 31, 2002 July 31, 2001
                                      ---------------- -------------  ---------------- -------------
                                        (Unaudited)                     (Unaudited)
From Investment Activities:
Operations:
  Net investment income (loss).......   $ (1,028,832)  $  (2,432,391)   $     96,735   $      5,390
  Net realized losses from
   investment transactions...........    (20,574,967)    (35,149,352)    (10,093,381)    (3,535,468)
  Net realized losses from foreign
   currency transactions.............             --              --              --             --
  Net change in unrealized
   appreciation (depreciation)
   from investments..................     (6,958,926)   (132,507,615)     (5,928,268)   (54,966,527)
  Net change in unrealized
   appreciation (depreciation)
   from translation of assets and
   liabilities in foreign currencies.             --              --              --             --
                                        ------------   -------------    ------------   ------------
Change in net assets resulting from
 operations..........................    (28,562,725)   (170,089,358)    (15,924,914)   (58,496,605)
                                        ------------   -------------    ------------   ------------
Distributions to Class A
Shareholders:
  From net realized gains............             --      (7,563,851)             --     (1,626,525)
Distributions to Class B
Shareholders:
  From net realized gains............             --      (7,594,422)             --     (2,096,564)
Distributions to Class Y
Shareholders:
  From net investment income.........             --              --        (103,466)       (51,971)
  From net realized gains............             --    (115,994,183)             --    (25,539,798)
                                        ------------   -------------    ------------   ------------
Change in net assets from
 shareholder distributions...........             --    (131,152,456)       (103,466)   (29,314,858)
                                        ------------   -------------    ------------   ------------
Capital Transactions:
  Proceeds from shares issued........     24,563,817     137,968,351      19,908,601     79,881,736
  Dividends reinvested...............             --     112,935,503          10,957     23,289,167
  Cost of shares redeemed............    (52,644,165)   (137,709,519)    (26,673,700)   (60,003,694)
                                        ------------   -------------    ------------   ------------
Change in net assets from share
 transactions........................    (28,080,348)    113,194,335      (6,754,142)    43,167,209
                                        ------------   -------------    ------------   ------------
Change in net assets.................    (56,643,073)   (188,047,479)    (22,782,522)   (44,644,254)

Net Assets:
  Beginning of period................    375,838,207     563,885,686     185,088,988    229,733,242
                                        ------------   -------------    ------------   ------------
  End of period......................   $319,195,134   $ 375,838,207    $162,306,466   $185,088,988
                                        ============   =============    ============   ============
Share Transactions:
  Issued.............................      2,571,111      10,271,184       1,572,260      4,822,786
  Reinvested.........................             --       8,182,915             890      1,392,371
  Redeemed...........................     (5,472,698)    (10,604,063)     (2,083,873)    (3,684,614)
                                        ------------   -------------    ------------   ------------
Change in shares.....................     (2,901,587)      7,850,036        (510,723)     2,530,543
                                        ============   =============    ============   ============

                                           New Asia Growth Fund
                                      -----------------------------
                                        For the Six    For the Year
                                        Months Ended       Ended
                                      January 31, 2002 July 31, 2001
                                      ---------------- -------------
                                        (Unaudited)
From Investment Activities:
Operations:
  Net investment income (loss).......   $    (24,874)  $    (54,624)
  Net realized losses from
   investment transactions...........     (1,695,926)    (2,067,782)
  Net realized losses from foreign
   currency transactions.............        (30,100)       (79,988)
  Net change in unrealized
   appreciation (depreciation)
   from investments..................      3,421,735     (4,929,032)
  Net change in unrealized
   appreciation (depreciation)
   from translation of assets and
   liabilities in foreign currencies.         24,488        (26,432)
                                        ------------   ------------
Change in net assets resulting from
 operations..........................      1,695,323     (7,157,858)
                                        ------------   ------------
Distributions to Class A
Shareholders:
  From net realized gains............             --             --
Distributions to Class B
Shareholders:
  From net realized gains............             --             --
Distributions to Class Y
Shareholders:
  From net investment income.........             --             --
  From net realized gains............             --             --
                                        ------------   ------------
Change in net assets from
 shareholder distributions...........             --             --
                                        ------------   ------------
Capital Transactions:
  Proceeds from shares issued........     11,518,842     15,572,672
  Dividends reinvested...............             --             --
  Cost of shares redeemed............    (14,111,517)   (15,023,558)
                                        ------------   ------------
Change in net assets from share
 transactions........................     (2,592,675)       549,114
                                        ------------   ------------
Change in net assets.................       (897,352)    (6,608,744)

Net Assets:
  Beginning of period................     22,657,962     29,266,706
                                        ------------   ------------
  End of period......................   $ 21,760,610   $ 22,657,962
                                        ============   ============
Share Transactions:
  Issued.............................      1,312,843      1,514,500
  Reinvested.........................             --             --
  Redeemed...........................     (1,572,912)    (1,454,778)
                                        ------------   ------------
Change in shares.....................       (260,069)        59,722
                                        ============   ============

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                      Statements of Changes in Net Assets

                                                                                                    Short Intermediate
                                                                                                     U.S. Government
                                Diversified Fixed Income Fund   Ultra Short Government Fund          Securities Fund
                                -----------------------------  -----------------------------  -----------------------------
                                  For the Six    For the Year    For the Six    For the Year    For the Six    For the Year
                                  Months Ended       Ended       Months Ended       Ended       Months Ended       Ended
                                January 31, 2002 July 31, 2001 January 31, 2002 July 31, 2001 January 31, 2002 July 31, 2001
                                ---------------- ------------- ---------------- ------------- ---------------- -------------
                                  (Unaudited)                    (Unaudited)                    (Unaudited)
From Investment Activities:
Operations:
  Net investment income........   $  6,049,248   $ 13,922,430    $  4,517,949   $  4,289,967    $  1,057,092   $  1,443,704
  Net realized gains from
   investment transactions.....      4,330,724      3,507,443             300         75,793         269,208        690,412
  Net change in unrealized
   appreciation (depreciation)
   from investments............     (3,534,073)    12,811,534       1,224,033      1,355,906          89,818        872,041
                                  ------------   ------------    ------------   ------------    ------------   ------------
Change in net assets resulting
 from operations...............      6,845,899     30,241,407       5,742,282      5,721,666       1,416,118      3,006,157
                                  ------------   ------------    ------------   ------------    ------------   ------------
Distributions to Class A
Shareholders:
  From net investment income...       (183,384)      (372,342)       (254,576)      (562,606)        (20,338)       (38,606)
  From net realized gains......             --             --          (4,025)            --          (5,775)            --
Distributions to Class B
Shareholders:
  From net investment income...        (97,961)      (158,018)        (12,825)       (23,577)             --             --
  From net realized gains......             --             --            (339)            --              --             --
Distributions to Class Y
Shareholders:
  From net investment income...     (5,791,342)   (13,393,474)     (4,250,548)    (3,703,784)     (1,036,754)    (1,405,098)
  From net realized gains......             --             --         (71,682)            --        (287,910)            --
                                  ------------   ------------    ------------   ------------    ------------   ------------
Change in net assets from
 shareholder distributions.....     (6,072,687)   (13,923,834)     (4,593,995)    (4,289,967)     (1,350,777)    (1,443,704)
                                  ------------   ------------    ------------   ------------    ------------   ------------
Capital Transactions:
  Proceeds from shares issued..     50,185,724     75,478,926     191,610,592    166,758,202      22,623,121     42,321,040
  Dividends reinvested.........        804,500      1,323,159       2,472,162      1,352,412         316,517        211,885
  Cost of shares redeemed......    (60,052,720)   (99,708,149)    (70,379,780)   (51,721,134)    (11,239,080)   (28,837,426)
                                  ------------   ------------    ------------   ------------    ------------   ------------
Change in net assets from share
 transactions..................     (9,062,496)   (22,906,064)    123,702,974    116,389,480      11,700,558     13,695,499
                                  ------------   ------------    ------------   ------------    ------------   ------------
Change in net assets...........     (8,289,284)    (6,588,491)    124,851,261    117,821,179      11,765,899     15,257,952

Net Assets:
  Beginning of period..........    242,592,142    249,180,633     165,304,413     47,483,234      48,090,078     32,832,126
                                  ------------   ------------    ------------   ------------    ------------   ------------
  End of period................   $234,302,858   $242,592,142    $290,155,674   $165,304,413    $ 59,855,977   $ 48,090,078
                                  ============   ============    ============   ============    ============   ============
Share Transactions:
  Issued.......................      4,529,943      7,082,302      18,710,067     16,418,266       2,279,289      4,357,378
  Reinvested...................         72,660        124,205         240,619        133,232          32,085         22,120
  Redeemed.....................     (5,432,364)    (9,304,983)     (6,849,294)    (5,101,593)     (1,129,979)    (3,010,790)
                                  ------------   ------------    ------------   ------------    ------------   ------------
Change in shares...............       (829,761)    (2,098,476)     12,101,392     11,449,905       1,181,395      1,368,708
                                  ============   ============    ============   ============    ============   ============

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                      Statements of Changes in Net Assets

                                                                  Tax-Free Short Intermediate
                                     Tax-Free Securities Fund           Securities Fund            International Stock Fund
                                  -----------------------------  -----------------------------  -----------------------------
                                    For the Six    For the Year    For the Six    For the Year    For the Six    For the Year
                                    Months Ended       Ended       Months Ended       Ended       Months Ended       Ended
                                  January 31, 2002 July 31, 2001 January 31, 2002 July 31, 2001 January 31, 2002 July 31, 2001
                                  ---------------- ------------- ---------------- ------------- ---------------- -------------
                                    (Unaudited)                    (Unaudited)                    (Unaudited)
From Investment Activities:
Operations:
  Net investment income (loss)...   $ 10,528,443   $ 21,256,620    $   725,072    $  1,579,079    $   (187,753)  $   (160,829)
  Net realized gains (losses)
   from investment
   transactions..................      2,761,300      5,279,582        110,773         238,120     (13,978,642)   (20,039,355)
  Net realized losses on foreign
   currency transactions.........             --             --             --              --        (344,423)      (895,984)
  Net change in unrealized
   appreciation (depreciation)
   from investments..............     (3,126,682)    14,019,771        108,044       1,140,211       2,783,860    (13,642,291)
  Net change in unrealized
   appreciation from
   translation of assets and
   liabilities on foreign
   currencies....................             --             --             --              --         198,940         16,120
                                    ------------   ------------    -----------    ------------    ------------   ------------
Change in net assets resulting
 from operations.................     10,163,061     40,555,973        943,889       2,957,410     (11,528,018)   (34,722,339)
                                    ------------   ------------    -----------    ------------    ------------   ------------
Distributions to Class A
Shareholders:
  From net investment income.....       (204,643)      (338,980)       (27,977)        (57,180)             --             --
  From net realized gains........        (97,187)            --             --              --              --       (762,423)
Distributions to Class B
Shareholders:
  From net investment income.....        (91,982)      (133,433)            --              --              --             --
  From net realized gains........        (51,915)            --             --              --              --       (231,225)
Distributions to Class Y
Shareholders:
  From net investment income.....    (10,231,818)   (20,784,207)      (697,095)     (1,521,899)             --             --
  From net realized gains........     (4,419,228)            --             --              --              --    (19,792,292)
                                    ------------   ------------    -----------    ------------    ------------   ------------
Change in net assets from
 shareholder distributions.......    (15,096,773)   (21,256,620)      (725,072)     (1,579,079)             --    (20,785,940)
                                    ------------   ------------    -----------    ------------    ------------   ------------
Capital Transactions:
  Proceeds from shares issued....     22,493,476     62,896,137      9,856,244       7,416,940      11,273,212     25,116,657
  Dividends reinvested...........      4,708,072        374,320         33,987          63,505              --     16,888,086
  Cost of shares redeemed........    (35,011,052)   (47,999,719)    (3,978,998)    (10,098,739)    (24,867,868)   (19,774,953)
                                    ------------   ------------    -----------    ------------    ------------   ------------
Change in net assets from share
 transactions....................     (7,809,504)    15,270,738      5,911,233      (2,618,294)    (13,594,656)    22,229,790
                                    ------------   ------------    -----------    ------------    ------------   ------------
Change in net assets.............    (12,743,216)    34,570,091      6,130,050      (1,239,963)    (25,122,674)   (33,278,489)

Net Assets:
  Beginning of period............    476,857,992    442,287,901     41,588,604      42,828,567      82,247,606    115,526,095
                                    ------------   ------------    -----------    ------------    ------------   ------------
  End of period..................   $464,114,776   $476,857,992    $47,718,654    $ 41,588,604    $ 57,124,932   $ 82,247,606
                                    ============   ============    ===========    ============    ============   ============
Share Transactions:
  Issued.........................      2,089,247      5,926,883        961,479         733,645       1,540,557      2,417,816
  Reinvested.....................        443,949         35,455          3,323           6,317              --      1,638,853
  Redeemed.......................     (3,234,428)    (4,538,733)      (387,455)       (997,031)     (3,401,954)    (1,936,333)
                                    ------------   ------------    -----------    ------------    ------------   ------------
Change in shares.................       (701,232)     1,423,605        577,347        (257,069)     (1,861,397)     2,120,336
                                    ============   ============    ===========    ============    ============   ============

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                      Statements of Changes in Net Assets


                                          Value Fund                   Small Cap Fund                 Balanced Fund
                                -----------------------------  -----------------------------  -----------------------------
                                  For the Six    For the Year    For the Six    For the Year    For the Six    For the Year
                                  Months Ended       Ended       Months Ended       Ended       Months Ended       Ended
                                January 31, 2002 July 31, 2001 January 31, 2002 July 31, 2001 January 31, 2002 July 31, 2001
                                ---------------- ------------- ---------------- ------------- ---------------- -------------
                                  (Unaudited)                    (Unaudited)                    (Unaudited)
From Investment Activities:
Operations:
  Net investment income........   $    820,256   $  1,654,021    $    229,761   $    273,553    $  1,786,027   $  4,080,042
  Net realized gains (losses)
   from investment
   transactions................     (4,406,429)      (480,352)      2,861,931      6,319,545      (4,476,789)       568,182
  Net change in unrealized
   appreciation (depreciation)
   from investments............    (10,119,047)    (4,833,375)      2,563,842      7,517,696      (2,392,752)   (29,245,988)
                                  ------------   ------------    ------------   ------------    ------------   ------------
Change in net assets resulting
 from operations...............    (13,705,220)    (3,659,706)      5,655,534     14,110,794      (5,083,514)   (24,597,764)
                                  ------------   ------------    ------------   ------------    ------------   ------------
Distributions to Class A
Shareholders:
  From net investment income...         (4,529)       (12,038)         (1,882)        (4,299)         (2,666)        (4,902)
  From net realized gains......             --       (257,655)        (69,677)       (36,759)             --        (32,859)
Distributions to Class B
Shareholders:
  From net investment income...             --           (389)           (310)          (667)        (10,070)       (17,376)
  From net realized gains......             --       (135,530)        (82,712)       (19,855)             --       (167,746)
Distributions to Class Y
Shareholders:
  From net investment income...       (787,407)    (1,605,352)       (214,969)      (323,495)     (1,781,951)    (4,061,989)
  From net realized gains......             --    (26,042,240)     (5,158,309)    (2,692,579)             --    (23,967,030)
                                  ------------   ------------    ------------   ------------    ------------   ------------
Change in net assets from
 shareholder distributions.....       (791,936)   (28,053,204)     (5,527,859)    (3,077,654)     (1,794,687)   (28,251,902)
                                  ------------   ------------    ------------   ------------    ------------   ------------
Capital Transactions:
  Proceeds from shares issued..     49,509,071    105,450,463      30,295,981     31,244,362         333,222      1,137,538
  Dividends reinvested.........         11,560     16,731,255       3,467,080      1,556,345          16,699     24,194,998
  Cost of shares redeemed......    (27,562,006)   (61,054,018)    (10,355,568)   (25,648,149)     (5,119,775)    (9,079,970)
                                  ------------   ------------    ------------   ------------    ------------   ------------
Change in net assets from
 share transactions............     21,958,625     61,127,700      23,407,493      7,152,558      (4,769,854)    16,252,566
                                  ------------   ------------    ------------   ------------    ------------   ------------
Change in net assets...........      7,461,469     29,414,790      23,535,168     18,185,698     (11,648,055)   (36,597,100)

Net Assets:
  Beginning of period..........    235,153,596    205,738,806      55,692,452     37,506,754     180,289,183    216,886,283
                                  ------------   ------------    ------------   ------------    ------------   ------------
  End of period................   $242,615,065   $235,153,596    $ 79,227,620   $ 55,692,452    $168,641,128   $180,289,183
                                  ============   ============    ============   ============    ============   ============
Share Transactions:
  Issued.......................      5,864,819     10,955,985       2,360,187      2,578,185          39,621        116,567
  Reinvested...................          1,358      1,820,662         273,749        147,149           1,995      2,504,771
  Redeemed.....................     (3,192,187)    (6,224,804)       (795,876)    (2,196,970)       (601,827)      (947,825)
                                  ------------   ------------    ------------   ------------    ------------   ------------
Change in shares...............      2,673,990      6,551,843       1,838,060        528,364        (560,211)     1,673,513
                                  ============   ============    ============   ============    ============   ============

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS
Growth Stock Fund

                       Schedule of Portfolio Investments
                               January 31, 2002
                                  (Unaudited)

                       Security
 Shares               Description                Value
--------- ----------------------------------- -----------
Common Stocks (97.2%)
Beverages (3.5%)
   70,390 Anheuser-Busch Cos., Inc........... $ 3,327,335
  155,134 PepsiCo, Inc.......................   7,770,662
                                              -----------
                                               11,097,997
                                              -----------
Business Equipment & Services (3.4%)
   57,740 First Data Corp....................   4,776,830
  115,940 KPMG Consulting, Inc. (b)..........   1,924,604
  116,627 Paychex, Inc.......................   4,280,211
                                              -----------
                                               10,981,645
                                              -----------
Computers & Peripherals (4.9%)
  487,464 Cisco Systems, Inc. (b)............   9,651,787
  195,950 EMC Corp. (b)......................   3,213,580
  267,864 Sun Microsystems, Inc. (b).........   2,882,217
                                              -----------
                                               15,747,584
                                              -----------
Consumer Durable (2.3%)
  131,250 Harley-Davidson, Inc...............   7,481,250
                                              -----------
Diversified Operations (3.3%)
  296,570 Tyco International Ltd.............  10,424,436
                                              -----------
Electrical Equipment (3.5%)
  296,753 General Electric Co................  11,024,374
                                              -----------
Electronic Components/Instruments (2.7%)
  216,800 Flextronics International Ltd. (b).   4,812,960
  248,560 Sanmina-SCI Corp. (b)..............   3,648,861
                                              -----------
                                                8,461,821
                                              -----------
Electronics--Semiconductors (6.2%)
   64,910 Applied Materials, Inc. (b)........   2,833,322
  220,670 Intel Corp.........................   7,732,277
   78,330 International Rectifier Corp. (b)..   3,261,661
   73,800 Teradyne, Inc. (b).................   2,203,668
  116,240 Texas Instruments, Inc.............   3,627,850
                                              -----------
                                               19,658,778
                                              -----------
Entertainment (1.4%)
  166,050 AOL Time Warner, Inc. (b)..........   4,368,776
                                              -----------
Financial Services (10.8%)
  169,920 Capital One Financial Corp.........   8,524,886
  161,180 Citigroup, Inc.....................   7,639,932
   28,510 Goldman Sachs Group, Inc...........   2,479,800
   84,000 J.P. Morgan Chase & Co.............   2,860,200
  168,660 Morgan Stanley Dean Witter & Co....   9,276,299
  133,490 Stilwell Financial, Inc............   3,397,321
                                              -----------
                                               34,178,438
                                              -----------
Health Care (3.7%)
   55,565 Cardinal Health, Inc...............   3,662,289
   92,130 Lincare Holdings, Inc. (b).........   2,448,815
   43,820 WellPoint Health Networks, Inc. (b)   5,560,320
                                              -----------
                                               11,671,424
                                              -----------
Health Care Facilities (2.3%)
  116,310 Tenet Healthcare Corp. (b).........   7,419,415
                                              -----------

                       Security
 Shares               Description                Value
--------- ----------------------------------- ------------
Common Stocks, continued
Insurance (3.3%)
  126,770 American International Group, Inc..  $ 9,399,996
   44,000 First Health Group Corp. (b).......    1,117,600
                                              ------------
                                                10,517,596
                                              ------------
Insurance--Life & Health (1.2%)
  151,070 AFLAC, Inc.........................    3,945,948
                                              ------------
Medical--Biotechnology (4.7%)
   70,850 Amgen, Inc. (b)....................    3,932,175
  127,190 Applied Biosystems Group...........    2,840,153
   99,140 Pharmaceutical Product
           Development, Inc. (b).............    3,217,093
  145,140 Waters Corp. (b)...................    5,021,844
                                              ------------
                                                15,011,265
                                              ------------
Medical Instruments (1.5%)
   97,220 Medtronic, Inc.....................    4,790,029
                                              ------------
Medical Services (3.0%)
   68,910 Express Scripts, Inc. (b)..........    3,155,389
   87,658 IMPATH, Inc. (b)...................    3,309,089
   44,010 Quest Diagnostics, Inc. (b)........    3,049,453
                                              ------------
                                                 9,513,931
                                              ------------
Oil & Gas--Exploration & Production Services (1.9%)
   41,835 El Paso Corp.......................    1,587,638
   84,600 National-Oilwell, Inc. (b).........    1,611,630
   29,580 Noble Drilling Corp. (b)...........      945,673
   52,530 Weatherford International, Inc. (b)    2,021,880
                                              ------------
                                                 6,166,821
                                              ------------
Pharmaceuticals (7.1%)
   17,660 AmerisourceBergen Corp.............    1,143,132
  103,900 Elan Corp., PLC, ADR (b)...........    2,918,551
  204,716 King Pharmaceuticals, Inc. (b).....    7,451,662
   40,802 Lilly (Eli) & Co...................    3,064,230
   21,650 MedImmune, Inc. (b)................      917,311
   70,720 Mylan Laboratories, Inc............    2,382,557
  113,982 Pfizer, Inc........................    4,749,630
                                              ------------
                                                22,627,073
                                              ------------
Restaurants (1.7%)
   65,410 Brinker International, Inc. (b)....    2,208,242
  128,980 Starbucks Corp. (b)................    3,065,854
                                              ------------
                                                 5,274,096
                                              ------------
Retail (10.1%)
   50,600 Bed Bath & Beyond, Inc. (b)........    1,749,748
   86,530 Costco Wholesale Corp. (b).........    3,980,380
   83,880 Kohl's Corp. (b)...................    5,560,405
  151,690 Lowe's Cos., Inc...................    6,988,358
  159,900 Wal-Mart Stores, Inc...............    9,590,802
  123,890 Walgreen Co........................    4,494,729
                                              ------------
                                                32,364,422
                                              ------------
Retail--Food Chain (1.0%)
   78,960 Safeway, Inc. (b)..................    3,193,932
                                              ------------

                                   Continued

PACIFIC CAPITAL FUNDS
Growth Stock Fund

                 Schedule of Portfolio Investments, Continued
                               January 31, 2002
                                  (Unaudited)

                      Security
 Shares              Description               Value
--------- --------------------------------- -----------
Common Stocks, continued
Software & Computer Services (9.4%)
   83,120 Check Point Software Technologies
           Ltd. (b)........................ $ 3,033,880
   57,090 DST Systems, Inc. (b)............   2,493,691
  171,250 Microsoft Corp. (b)..............  10,910,337
  258,120 Oracle Corp. (b).................   4,455,151
   69,320 PeopleSoft, Inc. (b).............   2,252,207
  100,130 VeriSign, Inc. (b)...............   3,090,012
   92,023 VERITAS Software Corp. (b).......   3,915,579
                                            -----------
                                             30,150,857
                                            -----------
Telecommunications--Services & Equipment (1.2%)
   61,180 Polycom, Inc. (b)................   2,140,076
  116,580 Tellabs, Inc. (b)................   1,802,327
                                            -----------
                                              3,942,403
                                            -----------
Utilities--Diversified (0.5%)
   67,640 Dynegy, Inc., Class A............   1,613,214
                                            -----------
Utilities--Gas Distribution (0.7%)
  134,740 Williams Cos., Inc...............   2,382,203
                                            -----------

                          Security
    Shares               Description               Value
  ---------      ----------------------------   ------------
Common Stocks, continued
Utilities--Telecommunications (1.9%)
   34,620      ALLTEL Corp..................... $  1,920,718
  167,770      Qwest Communications
                International, Inc.............    1,761,585
  144,930      Sprint Corp. (PCS Group) (b)....    2,373,953
                                                ------------
                                                   6,056,256
                                                ------------
  Total Common Stocks (Cost $331,533,536)        310,065,984
                                                ------------
Depositary Receipts (1.3%)
   36,160      S&P 500 Depositary Receipt......    4,092,589
                                                ------------
  Total Depositary Receipts (Cost $4,099,197)      4,092,589
                                                ------------
Investment Companies (2.3%)
7,431,340      LEADER Money Market Fund,
                Institutional Shares...........    7,431,340
                                                ------------
  Total Investment Companies
   (Cost $7,431,340)                               7,431,340
                                                ------------

  Total Investments (Cost $343,064,073)
   (a)--100.8%                                   321,589,913
  Liabilities in excess of other assets--(0.8)%   (2,394,779)
                                                ------------
  Net Assets--100.0%                            $319,195,134
                                                ============

--------
(a) Represents cost for financial reporting purposes and differs from value by net unrealized depreciation of securities as follows:

                   Unrealized appreciation.... $ 35,185,611
                   Unrealized depreciation....  (56,659,771)
                                               ------------
                   Net unrealized depreciation $(21,474,160)
                                               ============

Aggregate cost for federal income tax purposes is substantially the same.
(b) Non-income producing security.
ADR--American Depositary Receipt
PLC--Public Limited Company

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS
Growth and Income Fund

                       Schedule of Portfolio Investments
                               January 31, 2002
                                  (Unaudited)


                       Security
 Shares               Description                Value
--------- ----------------------------------- -----------
Common Stocks (96.7%)
Banks (0.8%)
   36,710 FleetBoston Financial Corp......... $ 1,234,190
                                              -----------
Beverages (3.1%)
   56,720 Anheuser-Busch Cos., Inc...........   2,681,155
   47,425 PepsiCo, Inc.......................   2,375,518
                                              -----------
                                                5,056,673
                                              -----------
Business Equipment & Services (3.9%)
   43,200 Deluxe Corp........................   1,987,632
   48,540 KPMG Consulting, Inc. (b)..........     805,764
   11,200 Omnicom Group, Inc.................     978,544
   70,705 Paychex, Inc.......................   2,594,874
                                              -----------
                                                6,366,814
                                              -----------
Chemicals (0.5%)
   20,150 E.I. du Pont de Nemours & Co.......     890,026
                                              -----------
Computers & Peripherals (4.5%)
  197,930 Cisco Systems, Inc. (b)............   3,919,014
  121,540 EMC Corp. (b)......................   1,993,256
  130,770 Sun Microsystems, Inc. (b).........   1,407,085
                                              -----------
                                                7,319,355
                                              -----------
Consumer Durable (1.5%)
   43,140 Harley-Davidson, Inc...............   2,458,980
                                              -----------
Consumer Goods & Services (0.5%)
    9,860 Procter & Gamble Co................     805,365
                                              -----------
Diversified Operations (2.9%)
   39,470 Honeywell International, Inc.......   1,326,587
   96,410 Tyco International Ltd.............   3,388,811
                                              -----------
                                                4,715,398
                                              -----------
Electrical Equipment (4.0%)
  172,910 General Electric Co................   6,423,607
                                              -----------
Electronic Components/Instruments (3.6%)
  103,970 Flextronics International Ltd. (b).   2,308,135
  126,430 Sanmina-SCI Corp. (b)..............   1,855,992
   87,010 Vishay Intertechnology, Inc. (b)...   1,619,256
                                              -----------
                                                5,783,383
                                              -----------
Electronics--Semiconductors (3.7%)
   13,040 Applied Materials, Inc. (b)........     569,196
   72,430 Intel Corp.........................   2,537,947
   23,560 International Rectifier Corp. (b)..     981,038
   61,374 Texas Instruments, Inc.............   1,915,483
                                              -----------
                                                6,003,664
                                              -----------
Entertainment (1.7%)
  103,270 AOL Time Warner, Inc. (b)..........   2,717,034
                                              -----------
Financial Services (9.6%)
   70,395 Alliance Capital Management Holding
           L.P...............................   2,984,748
   13,800 American Express Co................     494,730
   52,090 Capital One Financial Corp.........   2,613,355
   88,275 J.P. Morgan Chase & Co.............   3,005,764
   84,220 Morgan Stanley Dean Witter & Co....   4,632,099
   75,170 Stilwell Financial, Inc............   1,913,077
                                              -----------
                                               15,643,773
                                              -----------

                       Security
 Shares               Description                Value
--------- ----------------------------------- ------------
Common Stocks , continued
Health Care (3.5%)
   29,185 Cardinal Health, Inc............... $  1,923,583
   38,770 Lincare Holdings, Inc. (b).........    1,030,507
   21,220 WellPoint Health Networks, Inc. (b)    2,692,606
                                              ------------
                                                 5,646,696
                                              ------------
Health Care Facilities (1.3%)
   33,900 Tenet Healthcare Corp. (b).........    2,162,481
                                              ------------
Insurance (4.8%)
   63,785 American International Group, Inc..    4,729,657
   29,290 Marsh & McLennan Cos., Inc.........    2,983,187
                                              ------------
                                                 7,712,844
                                              ------------
Insurance--Life & Health (1.1%)
   67,670 AFLAC, Inc.........................    1,767,540
                                              ------------
Medical--Biotechnology (2.5%)
   25,460 Amgen, Inc. (b)....................    1,413,030
   43,900 Applied Biosystems Group...........      980,287
   49,720 Waters Corp. (b)...................    1,720,312
                                              ------------
                                                 4,113,629
                                              ------------
Medical Instruments (1.4%)
   45,380 Medtronic, Inc.....................    2,235,873
                                              ------------
Medical Supplies (0.6%)
   18,840 Baxter International, Inc..........    1,051,837
                                              ------------
Oil & Gas--Exploration & Production Services (4.9%)
    9,480 ChevronTexaco Corp.................      794,424
  107,030 Exxon Mobil Corp...................    4,179,522
   52,760 Marathon Oil Corp..................    1,479,918
   15,060 Noble Drilling Corp. (b)...........      481,468
   56,400 Ocean Energy, Inc..................      956,544
                                              ------------
                                                 7,891,876
                                              ------------
Pharmaceuticals (5.8%)
   24,230 Bristol-Myers Squibb Co............    1,099,315
   31,880 Elan Corp., PLC, ADR (b)...........      895,509
   26,276 Johnson & Johnson..................    1,511,133
   29,200 Lilly (Eli) & Co...................    2,192,920
   69,646 Pfizer, Inc........................    2,902,149
   23,640 Schering-Plough Corp...............      765,463
                                              ------------
                                                 9,366,489
                                              ------------
Publishing (0.5%)
   13,500 McGraw-Hill Cos., Inc..............      865,080
                                              ------------
Real Estate (3.3%)
  105,300 Healthcare Realty Trust, Inc.......    3,028,428
   88,010 iStar Financial, Inc...............    2,277,699
                                              ------------
                                                 5,306,127
                                              ------------
Restaurants (2.4%)
   62,810 Brinker International, Inc. (b)....    2,120,465
   75,766 Starbucks Corp. (b)................    1,800,958
                                              ------------
                                                 3,921,423
                                              ------------
Retail (8.4%)
   42,230 Costco Wholesale Corp. (b).........    1,942,580
   47,010 Home Depot, Inc....................    2,354,731
   45,355 Kohl's Corp. (b)...................    3,006,582

                                   Continued

PACIFIC CAPITAL FUNDS
Growth and Income Fund

                 Schedule of Portfolio Investments, Continued
                               January 31, 2002
                                  (Unaudited)

                  Security
 Shares          Description            Value
--------- -------------------------- -----------
Common Stocks , continued
Retail, continued
   79,610 Wal-Mart Stores, Inc...... $ 4,775,007
   40,910 Walgreen Co...............   1,484,215
                                     -----------
                                      13,563,115
                                     -----------
Retail--Food Chain (1.5%)
   60,760 Safeway, Inc. (b).........   2,457,742
                                     -----------
Savings & Loans (1.2%)
   58,550 Washington Mutual, Inc....   2,009,436
                                     -----------
Software & Computer Services (6.2%)
   42,780 DST Systems, Inc. (b).....   1,868,630
   64,220 Microsoft Corp. (b).......   4,091,457
  175,520 Oracle Corp. (b)..........   3,029,475
   26,520 VERITAS Software Corp. (b)   1,128,426
                                     -----------
                                      10,117,988
                                     -----------
Telecommunications--Services & Equipment (0.3%)
   34,900 Tellabs, Inc. (b).........     539,554
                                     -----------
Utilities--Diversified (0.5%)
   33,650 Dynegy, Inc., Class A.....     802,553
                                     -----------

                           Security
     Shares               Description              Value
   ---------       --------------------------   ------------
Common Stocks , continued
Utilities--Gas Distribution (1.5%)
  136,290        Williams Cos., Inc............ $  2,409,607
                                                ------------
Utilities--Telecommunications (4.7%)
   76,270        ALLTEL Corp...................    4,231,459
   75,390        Qwest Communications
                  International, Inc...........      791,595
   56,796        Verizon Communications........    2,632,495
                                                ------------
                                                   7,655,549
                                                ------------
  Total Common Stocks (Cost $159,274,299)        157,015,701
                                                ------------
Depositary Receipts (0.5%)
    7,030        S&P 500 Depositary Receipt....      795,655
                                                ------------
  Total Depositary Receipts (Cost $817,589)          795,655
                                                ------------
Investment Companies (4.5%)
7,268,983        LEADER Money Market Fund,
                  Institutional Shares.........    7,268,983
                                                ------------
  Total Investment Companies (Cost $7,268,983)     7,268,983
                                                ------------
  Total Investments (Cost $167,360,871)
   (a)--101.7%                                   165,080,339
  Liabilities in excess of other assets--(1.7)%   (2,773,873)
                                                ------------
  Net Assets--100.0%                            $162,306,466
                                                ============

--------
(a) Represents cost for financial reporting purposes and differs from value by net unrealized depreciation of securities as follows:

                   Unrealized appreciation.... $ 21,963,864
                   Unrealized depreciation....  (24,244,396)
                                               ------------
                   Net unrealized depreciation $ (2,280,532)
                                               ============

   Aggregate cost for federal income tax purposes is substantially the same.
(b) Non-income producing security.
ADR--American Depositary Receipt
PLC--Public Limited Company

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS
New Asia Growth Fund

                       Schedule of Portfolio Investments
                               January 31, 2002
                                  (Unaudited)


                            Security
   Shares                  Description                 Value
  ---------    -----------------------------------   ----------
Common Stocks (96.7%)
China (8.1%)
Automotive (0.8%)
  707,000     Denway Motors Ltd..................... $  166,792
                                                     ----------
Computers & Peripherals (1.0%)
  446,000     Legend Holdings Ltd...................    207,292
                                                     ----------
Oil & Gas--Exploration & Production Services (1.8%)
  160,000     CNOOC Ltd.............................    164,115
1,236,000     PetroChina Co., Ltd., Class H.........    226,617
                                                     ----------
                                                        390,732
                                                     ----------
Real Estate (1.1%)
  258,000     China Resources Enterprise Ltd........    239,826
                                                     ----------
Telecommunications (3.4%)
  218,000     China Mobile Ltd. (b).................    623,305
  150,000     China Unicom Ltd. (b).................    144,242
                                                     ----------
                                                        767,547
                                                     ----------
                                                      1,772,189
                                                     ----------
Hong Kong (24.4%)
Banks (3.9%)
   46,000     HSBC Holdings PLC.....................    513,116
   22,100     Standard Chartered PLC................    243,156
   26,000     Wing Hang Bank Ltd....................     81,673
                                                     ----------
                                                        837,945
                                                     ----------
Diversified--Conglomerates, Holding Companies (7.0%)
   89,300     Hutchison Whampoa Ltd.................    827,234
   88,000     Swire Pacific Ltd., Class A...........    473,883
  107,000     Wharf Holdings Ltd....................    231,851
                                                     ----------
                                                      1,532,968
                                                     ----------
Financial Services (1.4%)
   32,000     Dah Sing Financial Group..............    135,395
  120,000     Hong Kong Exchanges & Clearing Ltd....    175,398
                                                     ----------
                                                        310,793
                                                     ----------
Real Estate (7.9%)
   51,000     Cheung Kong Holdings Ltd..............    488,788
  303,000     Hang Lung Properties Ltd..............    306,908
  116,000     Sun Hung Kai Properties Ltd...........    933,276
                                                     ----------
                                                      1,728,972
                                                     ----------
Retail (2.4%)
1,164,000     Giordano International Ltd............    526,079
                                                     ----------
Television (1.0%)
   48,000     Television Broadcasts Ltd.............    206,785
                                                     ----------
Textile/Apparel (0.8%)
  128,000     Li & Fung Ltd.........................    164,115
                                                     ----------
                                                      5,307,657
                                                     ----------
Malaysia (3.1%)
Banks (1.0%)
  325,000     Public Bank Berhad....................    218,092
                                                     ----------

 Shares               Security Description               Value
--------- -------------------------------------------- ----------
Common Stocks, continued
Malaysia, continued
Diversified--Conglomerates, Holding Companies (1.1%)
   75,000 Genting Berhad.............................. $  242,763
                                                       ----------
Leisure--Recreation, Gaming (1.0%)
   88,000 Tanjong PLC.................................    209,579
                                                       ----------
                                                          670,434
                                                       ----------
Singapore (12.4%)
Banks (5.9%)
   46,000 DBS Group Holdings Ltd......................    370,725
   73,000 Oversea-Chinese Banking Corp., Ltd..........    512,797
   49,000 United Overseas Bank Ltd....................    397,571
                                                       ----------
                                                        1,281,093
                                                       ----------
Electronic Components/Instruments (1.3%)
   35,000 Venture Manufacturing Ltd...................    293,509
                                                       ----------
Industrials (1.2%)
  204,000 Singapore Technologies Engineering Ltd......    258,833
                                                       ----------
Publishing (2.4%)
   40,000 Singapore Press Holdings Ltd................    511,871
                                                       ----------
Real Estate (0.9%)
   53,000 City Developments Ltd.......................    203,469
                                                       ----------
Telecommunication Equipment (0.7%)
   65,000 Datacraft Asia Ltd..........................    149,500
                                                       ----------
                                                        2,698,275
                                                       ----------
South Korea (29.5%)
Automotive (3.9%)
   36,770 Hyundai Motor Co., Ltd. (b).................    846,236
                                                       ----------
Banks (8.6%)
   44,751 Hana Bank (b)...............................    592,415
   29,450 Kookmin Bank................................  1,292,806
                                                       ----------
                                                        1,885,221
                                                       ----------
Consumer Goods & Services (1.4%)
    3,100 Pacific Corp................................    306,604
                                                       ----------
Electronic Components/Instruments (7.8%)
    7,440 Samsung Electronics Co., Ltd................  1,700,943
                                                       ----------
Financial Services (3.4%)
   55,000 Shinhan Financial Group Co., Ltd (b)........    738,550
                                                       ----------
Retail (1.4%)
    2,395 Shinsegae Department Store Co. (b)..........    297,006
                                                       ----------
Telecommunications (3.0%)
    8,000 Korea Telecom Corp..........................    285,758
    1,850 SK Telecom Co., Ltd.........................    360,316
                                                       ----------
                                                          646,074
                                                       ----------
                                                        6,420,634
                                                       ----------
Taiwan (17.4%)
Computers & Peripherals (4.1%)
   97,100 Ambit Microsystems Corp. (c)................    458,150
   87,500 Asustek Computer, Inc.......................    427,867
                                                       ----------
                                                          886,017
                                                       ----------

                                   Continued

PACIFIC CAPITAL FUNDS
New Asia Growth Fund

                 Schedule of Portfolio Investments, Continued
                               January 31, 2002
                                  (Unaudited)

  Shares                 Security Description                 Value
 ---------   ---------------------------------------------  ----------
Common Stocks, continued
Taiwan, continued
Electronic Components/Instruments (2.6%)
  113,000   Hon Hai Precision Industry Co., Ltd............ $  571,947
                                                            ----------
Electronics--Semiconductors (10.7%)
   71,000   Realtek Semiconductor Corp.....................    351,244
  500,400   Taiwan Semiconductor Manufacturing Co., Ltd.
             (b)...........................................  1,252,074
  542,800   United Microelectronics Corp. (b)..............    723,319
                                                            ----------
                                                             2,326,637
                                                            ----------
                                                             3,784,601
                                                            ----------
Thailand (1.8%)
Oil & Gas--Exploration & Production Services (0.9%)
   79,700   PTT Exploration & Production Public Co., Ltd...    200,856
                                                            ----------

   Shares                 Security Description                 Value
 ---------   --------------------------------------------   -----------
Common Stocks, continued
Thailand, continued
Telecommunications (0.9%)
  496,000    Shin Corp. Public Co., Ltd. (b)............... $   191,441
                                                            -----------
                                                                392,297
                                                            -----------
  Total Common Stocks (Cost $20,139,812)                     21,046,087
                                                            -----------
Investment Companies (4.8%)
1,050,036    LEADER Money Market Fund, Institutional
              Shares.......................................   1,050,036
                                                            -----------
  Total Investment Companies (Cost $1,050,036)                1,050,036
                                                            -----------
  Total Investments (Cost $21,189,848)
   (a)--101.5%                                               22,096,123
  Liabilities in excess of other assets--(1.5)%                (335,513)
                                                            -----------
  Net Assets--100.0%                                        $21,760,610
                                                            ===========

--------
(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

                    Unrealized appreciation.... $ 3,312,232
                    Unrealized depreciation....  (2,405,957)
                                                -----------
                    Net unrealized appreciation $   906,275
                                                ===========

   Aggregate cost for federal income tax purposes is substantially the same.
(b) Non-income producing security.
(c) A portion of this security is restricted as to resale as of January 31, 2002.
PLC--Public Limited Company

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS
Diversified Fixed Income Fund

                       Schedule of Portfolio Investments
                               January 31, 2002
                                  (Unaudited)

Principal               Security
 Amount                Description                Value
---------- ----------------------------------- ------------
Corporate Bonds (45.3%)
Banks--Domestic (1.5%)
$3,750,000 Mercantile Safe Deposit & Trust,
            5.70%, 11/15/11................... $  3,592,455
                                               ------------
Banks--Foreign (2.2%)
    50,000 Bayerische Landesbank-NY,
            7.38%, 12/14/02...................       52,188
 5,000,000 KFW International Finance,
            5.25%, 6/28/06....................    5,080,530
                                               ------------
                                                  5,132,718
                                               ------------
Business Equipment & Services (0.4%)
 1,000,000 Pitney Bowes, Inc., 5.95%, 2/1/05..    1,041,772
                                               ------------
Consumer Goods & Services (2.4%)
 4,700,000 Procter & Gamble Co.,
            8.50%, 8/10/06....................    5,575,375
                                               ------------
Electrical Equipment (2.3%)
 5,000,000 Emerson Electric Co.,
            7.88%, 6/1/05.....................    5,475,135
                                               ------------
Financial Services (6.1%)
 1,200,000 Associates Corp. N.A.,
            7.95%, 2/15/10....................    1,330,963
 3,000,000 General Electric Capital Corp.,
            8.63%, 6/15/08....................    3,501,567
 5,000,000 Goldman Sachs Group, Inc.,
            6.88%, 1/15/11....................    5,141,479
 1,000,000 Pitney Bowes Credit Corp.,
            5.75%, 8/15/08....................      998,711
 3,000,000 Wells Fargo & Co., 5.90%, 5/21/06..    3,092,517
                                               ------------
                                                 14,065,237
                                               ------------
Food Distributors (1.2%)
 2,495,000 SYSCO Corp., 7.25%, 4/15/07........    2,700,838
                                               ------------
Foreign Trade & International Banking Institutions (1.8%)
 3,950,000 LB Baden-Wuerttemberg,
            7.88%, 4/15/04....................    4,295,625
                                               ------------
Insurance (2.2%)
 4,400,000 GE Global Insurance Corp.,
            7.75%, 6/15/30....................    5,007,051
   125,000 MBIA, Inc., 8.20%, 10/1/22.........      132,656
                                               ------------
                                                  5,139,707
                                               ------------
Oil & Gas--Exploration & Production Services (5.5%)
   800,000 Amoco Argentina, 6.63%, 9/15/05....      842,000
 1,450,000 Amoco Canada, 7.95%, 10/1/22.......    1,535,188
 5,000,000 Amoco Co., 6.50%, 8/1/07...........    5,212,500
 5,226,000 Rowan Cos., Inc., Title XI Shipping
            Bonds, 5.88%, 3/15/12, U.S.
            Government Guaranteed.............    5,402,769
                                               ------------
                                                 12,992,457
                                               ------------
Pharmaceuticals (5.1%)
 5,000,000 Johnson & Johnson, 8.72%, 11/1/24..    5,683,390
 5,800,000 Zeneca Wilmington, Inc.,
            7.00%, 11/15/23...................    6,189,534
                                               ------------
                                                 11,872,924
                                               ------------

Principal               Security
 Amount                Description                Value
---------- ----------------------------------- ------------
Corporate Bonds, continued
Restaurants (0.6%)
$1,400,000 McDonald's Corp., 6.50%, 8/1/07.... $  1,489,250
                                               ------------
Retail (2.2%)
 1,900,000 Wal-Mart Stores, Inc.,
            8.00%, 9/15/06....................    2,137,500
 2,500,000 Wal-Mart Stores, Inc.,
            8.85%, 1/2/15.....................    2,945,950
                                               ------------
                                                  5,083,450
                                               ------------
Supranational Agency (7.6%)
 2,009,000 Asian Development Bank,
            6.50%, 9/21/02....................    2,059,225
 5,000,000 European Investment Bank,
            4.88%, 9/6/06, MTN................    4,965,970
 4,779,000 Inter-American Development Bank,
            8.50%, 3/15/11....................    5,709,838
 5,000,000 International Bank for
            Reconstruction & Development,
            3.50%, 10/22/04, MTN..............    4,945,945
                                               ------------
                                                 17,680,978
                                               ------------
Telecommunications (1.0%)
 2,000,000 GTE Southwest, Inc., First Mortgage
            Bond, 8.50%, 11/15/31.............    2,410,000
                                               ------------
Tools & Accessories (0.6%)
 1,500,000 Snap-on, Inc., 6.25%, 8/15/11......    1,464,407
                                               ------------
Transportation (2.6%)
 5,647,486 FedEx Corp., Pass Thru
            Certificates, 7.50%, 1/15/18......    6,075,276
                                               ------------
  Total Corporate Bonds (Cost $101,692,327)     106,087,604
                                               ------------
Private Placements (8.1%)
Financial Services (2.2%)
 5,000,000 AIG SunAmerica Global
            Financing V, 5.20%, 5/10/04 (b)...    5,144,615
                                               ------------
Insurance (2.2%)
 5,000,000 Monumental Global Funding II,
            6.05%, 1/19/06 (b)................    5,124,520
                                               ------------
Machinery--Farm (1.3%)
 3,000,000 New Holland Equipment
            Receivables Trust,
            6.80%, 12/15/07 (b)...............    3,089,488
                                               ------------
Minerals (2.4%)
 5,250,000 North Finance (Bermuda) Ltd.,
            7.00%, 9/15/05 (b)................    5,552,179
                                               ------------
  Total Private Placements (Cost $18,478,364)    18,910,802
                                               ------------
U.S. Government Agencies (26.5%)
Federal Home Loan Bank (6.7%)
 5,000,000 6.50%, 11/15/05....................    5,338,510
 5,000,000 4.88%, 11/15/06....................    5,002,430
 2,000,000 5.50%, 8/15/08.....................    2,015,224
 3,000,000 7.63%, 5/14/10.....................    3,406,083
                                               ------------
                                                 15,762,247
                                               ------------

                                   Continued

PACIFIC CAPITAL FUNDS
Diversified Fixed Income Fund

                 Schedule of Portfolio Investments, Continued
                               January 31, 2002
                                  (Unaudited)

   Principal         Security
    Amount          Description        Value
  -----------     ---------------   ------------
U.S. Government Agencies, continued
Federal Home Loan Mortgage Corp. (5.9%)
$   325,000     6.75%, 5/30/06..... $    350,318
 13,500,000     6.38%, 8/1/11......   13,538,853
                                    ------------
                                      13,889,171
                                    ------------
Federal National Mortgage Assoc. (8.5%)
  5,000,000     5.50%, 5/2/06......    5,151,850
  2,000,000     6.00%, 5/30/06.....    2,027,500
  1,325,000     6.76%, 7/16/07.....    1,350,347
  8,000,000     6.00%, 5/15/08.....    8,343,536
  1,000,000     6.88%, 9/10/12.....    1,062,211
  2,000,000     6.63%, 11/15/30....    2,102,500
                                    ------------
                                      20,037,944
                                    ------------
Private Export Funding (4.0%)
    565,000     7.11%, 4/15/07.....      621,500
  5,000,000     6.49%, 7/15/07.....    5,350,000
  3,100,000     6.67%, 9/15/09.....    3,324,750
                                    ------------
                                       9,296,250
                                    ------------
Small Business Administration Corp. (1.4%)
  3,142,150     6.34%, 8/1/11......    3,191,221
                                    ------------
  Total U.S. Government Agencies
   (Cost $61,101,761)                 62,176,833
                                    ------------

     Principal              Security
      Amount               Description           Value
     ----------           --------------      ------------
U.S. Treasury Bonds (8.8%)
$6,400,000           7.25%, 5/15/16.......... $  7,462,003
 8,000,000           7.88%, 2/15/21..........   10,033,752
 3,000,000           6.25%, 8/15/23..........    3,205,665
                                              ------------
  Total U.S. Treasury Bonds
   (Cost $19,527,051)                           20,701,420
                                              ------------
U.S. Treasury Notes (8.8%)
 1,000,000           6.00%, 8/15/04..........    1,060,821
 5,000,000           7.25%, 8/15/04..........    5,451,955
 1,000,000           7.50%, 2/15/05..........    1,106,407
 8,815,000           6.50%, 5/15/05..........    9,520,553
 3,000,000           6.63%, 5/15/07..........    3,290,628
   200,000           5.75%, 8/15/10..........      210,297
                                              ------------
  Total U.S. Treasury Notes
   (Cost $19,254,633)                           20,640,661
                                              ------------
  Total Investments
   (Cost $220,054,136) (a)--97.5%              228,517,320
  Other assets in excess of liabilities--2.5%    5,785,538
                                              ------------
  Net Assets--100.0%                          $234,302,858
                                              ============

--------
(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

                    Unrealized appreciation.... $9,270,595
                    Unrealized depreciation....   (807,411)
                                                ----------
                    Net unrealized appreciation $8,463,184
                                                ==========

    Aggregate cost for federal income tax purposes is substantially the same.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
MTN--Medium Term Note

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS
Ultra Short Government Fund

                       Schedule of Portfolio Investments
                               January 31, 2002
                                  (Unaudited)

 Principal
  Amount           Security Description          Value
------------ -------------------------------- ------------
U.S. Government Agencies (99.5%)
Federal Farm Credit Bank (7.2%)
$  2,000,000 6.88%, 5/1/02................... $  2,025,000
   1,000,000 5.64%, 8/19/02..................    1,020,060
     100,000 5.72%, 2/4/03...................      103,422
   1,100,000 5.70%, 6/18/03..................    1,144,000
      35,000 5.38%, 9/11/03..................       36,290
     500,000 6.40%, 10/20/03.................      526,250
     750,000 5.10%, 6/7/04...................      773,327
  10,000,000 5.00%, 7/16/04..................   10,287,500
   5,000,000 5.05%, 7/19/04..................    5,075,000
                                              ------------
                                                20,990,849
                                              ------------
Federal Home Loan Bank (82.3%)
 110,052,000 1.80%, 2/1/02...................  110,046,496
   4,150,000 5.18%, 2/19/02..................    4,156,437
  25,000,000 1.95%, 2/20/02..................   24,979,507
     300,000 6.03%, 3/20/02..................      301,601
     400,000 6.00%, 3/27/02..................      402,391
   7,000,000 6.75%, 5/1/02...................    7,084,070
     175,000 6.69%, 5/28/02..................      177,625
     425,000 6.00%, 8/15/02..................      434,242
   2,000,000 6.75%, 8/15/02..................    2,052,500
   1,750,000 7.00%, 8/15/02..................    1,798,125
      80,000 6.23%, 8/26/02..................       81,934
   1,500,000 6.38%, 11/15/02.................    1,550,625
   1,250,000 6.03%, 11/21/02.................    1,289,525
   1,600,000 2.45%, 12/17/02.................    1,604,720
   5,895,000 5.13%, 1/13/03..................    6,057,454
   2,000,000 5.40%, 1/15/03..................    2,060,512
   2,000,000 5.53%, 1/15/03..................    2,062,940
     300,000 5.37%, 1/16/03..................      309,009
      35,000 5.95%, 3/6/03...................       36,353
     350,000 5.72%, 7/9/03...................      364,014
   5,000,000 4.13%, 8/15/03..................    5,081,250

      Principal              Security
       Amount               Description          Value
     -----------          ---------------     ------------
U.S. Government Agencies, continued
Federal Home Loan Bank, continued
$ 1,270,000           5.58%, 9/2/03.......... $  1,319,213
    250,000           5.60%, 9/2/03..........      259,783
  5,000,000           5.13%, 9/15/03.........    5,170,195
  3,500,000           6.38%, 11/14/03........    3,685,742
    800,000           5.40%, 11/20/03........      829,009
  3,000,000           5.38%, 1/5/04..........    3,107,568
  2,000,000           5.25%, 2/13/04.........    2,064,522
  1,500,000           4.88%, 4/16/04.........    1,539,203
  9,000,000           4.88%, 5/14/04.........    9,234,774
 12,000,000           4.75%, 6/28/04.........   12,295,896
 13,500,000           4.63%, 8/13/04.........   13,770,000
  6,500,000           3.63%, 10/15/04........    6,458,049
  1,435,000           3.38%, 11/15/04........    1,415,269
  4,000,000           4.13%, 11/15/04........    4,020,000
  1,500,000           4.13%, 1/14/05.........    1,506,156
                                              ------------
                                               238,606,709
                                              ------------
Student Loan Marketing Assoc. (6.7%)
  5,000,000           2.11%, 12/18/02........    4,912,500
    850,000           2.95%, 1/2/04..........      842,563
 13,200,000           5.00%, 6/30/04.........   13,579,500
                                              ------------
                                                19,334,563
                                              ------------
Tennessee Valley Authority (3.3%)
  2,050,000           6.00%, 9/24/02.........    2,083,313
  7,500,000           4.75%, 7/15/04.........    7,631,250
                                              ------------
                                                 9,714,563
                                              ------------
  Total U.S. Government Agencies
   (Cost $286,034,836)                         288,646,684
                                              ------------
  Total Investments
   (Cost $286,034,836) (a)--99.5%              288,646,684
  Other assets in excess of liabilities--0.5%    1,508,990
                                              ------------
  Net Assets--100.0%                          $290,155,674
                                              ============

--------
(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

                    Unrealized appreciation.... $2,710,208
                    Unrealized depreciation....    (98,360)
                                                ----------
                    Net unrealized appreciation $2,611,848
                                                ==========

   Aggregate cost for federal income tax purposes is substantially the same.

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS
Short Intermediate U.S. Government Securities Fund

                       Schedule of Portfolio Investments
                               January 31, 2002
                                  (Unaudited)


Principal                    Security
 Amount                     Description           Value
----------                ---------------      -----------
U.S. Government Agencies (59.2%)
Federal Farm Credit Bank (10.9%)
$5,000,000           3.88%, 12/15/04.......... $ 4,987,500
   500,000           5.10%, 11/9/05...........     509,690
    10,000           6.50%, 11/22/05..........      10,677
 1,000,000           5.50%, 6/15/06...........   1,028,750
                                               -----------
                                                 6,536,617
                                               -----------
Federal Home Loan Bank (40.1%)
 5,896,000           1.80%, 2/1/02............   5,895,705
   200,000           5.40%, 11/20/03..........     207,252
 2,600,000           3.00%, 12/26/03..........   2,599,740
 1,000,000           5.25%, 2/13/04...........   1,032,261
   500,000           3.38%, 11/15/04..........     493,125
 3,000,000           4.13%, 11/15/04..........   3,015,000
 1,500,000           5.25%, 5/13/05...........   1,546,974
    15,000           6.34%, 10/19/05..........      15,938
 8,000,000           5.38%, 5/15/06...........   8,191,705
 1,000,000           5.25%, 8/15/06...........   1,017,500
                                               -----------
                                                24,015,200
                                               -----------

     Principal               Security
      Amount                Description           Value
     ----------           ---------------      -----------
U.S. Government Agencies, continued
Student Loan Marketing Assoc. (8.2%)
$5,000,000           2.11%, 12/18/02.......... $ 4,912,500
                                               -----------
  Total U.S. Government Agencies
   (Cost $35,170,459)                           35,464,317
                                               -----------
U.S. Treasury Notes (39.6%)
 2,000,000           6.38%, 8/15/02...........   2,048,048
 3,235,000           6.25%, 8/31/02...........   3,314,740
 2,000,000           6.25%, 2/15/03...........   2,080,470
 1,500,000           5.88%, 2/15/04...........   1,579,982
 1,750,000           6.00%, 8/15/04...........   1,856,437
 1,800,000           6.50%, 5/15/05...........   1,944,072
 3,200,000           6.50%, 8/15/05...........   3,462,502
 4,000,000           7.00%, 7/15/06...........   4,424,687
 2,750,000           6.50%, 10/15/06..........   2,990,735
                                               -----------
  Total U.S. Treasury Notes (Cost $23,217,080)  23,701,673
                                               -----------
  Total Investments (Cost $58,387,539)
   (a)--98.8%                                   59,165,990
  Other assets in excess of liabilities--1.2%      689,987
                                               -----------
  Net Assets--100.0%                           $59,855,977
                                               ===========

--------
(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

    Unrealized appreciation.....................  $ 901,291
    Unrealized depreciation.....................   (122,840)
                                                  ---------
    Net unrealized appreciation.................  $ 778,451
                                                  =========

   Aggregate cost for federal income tax purposes is substantially the same.

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS
Tax-Free Securities Fund

                       Schedule of Portfolio Investments
                               January 31, 2002
                                  (Unaudited)

 Principal             Security
  Amount              Description               Value
----------- -------------------------------- ------------
Alternative Minimum Tax Paper (13.9%)
Hawaii (13.9%)
$ 3,000,000 Hawaii Airport System Revenue,
             5.63%, 7/1/18, FGIC............ $  3,100,500
 15,375,000 Hawaii Airport System Revenue,
             Second Series, 6.90%, 7/1/12,
             Escrowed to Maturity, MBIA.....   18,206,459
  3,000,000 Hawaii Department of Budget &
             Finance Special Purpose
             Revenue, Hawaiian Electric
             Co., 5.70%, 7/1/20, Callable
             7/1/10 @ 101, AMBAC............    3,101,280
  2,145,000 Hawaii Department of Budget &
             Finance Special Purpose
             Revenue, Hawaiian Electric
             Co., 6.55%, 12/1/22, Callable
             12/1/02 @ 102, MBIA............    2,260,830
 11,000,000 Hawaii Department of Budget &
             Finance Special Purpose
             Revenue, Hawaiian Electric
             Co., Series A, 6.60%, 1/1/25,
             Callable 1/1/05 @ 101, MBIA....   11,906,180
  5,000,000 Hawaii Department of Budget &
             Finance Special Purpose
             Revenue, Hawaiian Electric
             Co., Series A, 6.20%, 5/1/26,
             Callable 5/1/06 @ 101, MBIA....    5,369,700
  7,200,000 Hawaii Department of Budget &
             Finance Special Purpose
             Revenue, Hawaiian Electric Co.,
             Series A, 5.65%, 10/1/27,
             Callable 10/1/12 @ 101, MBIA...    7,480,008
  2,650,000 Hawaii Harbor Capital
             Improvement Revenue, 6.10%,
             7/1/07, Callable 7/1/04 @102,
             FGIC...........................    2,872,998
  1,350,000 Hawaii Harbor Capital
             Improvement Revenue,
             6.50%, 7/1/19, Callable 7/1/02
             @ 102, FGIC....................    1,399,451
  4,660,000 Hawaii Harbor Capital
             Improvement Revenue,
             6.38%, 7/1/24, Callable
             7/1/04 @102, FGIC..............    5,038,532
  3,825,000 Hawaii Housing Finance &
             Development Corp., Single
             Family Mortgage Revenue,
             Series A, 6.00%, 7/1/26,
             Callable 7/1/04 @ 102, FNMA....    3,897,216
                                             ------------
                                               64,633,154
                                             ------------
  Total Alternative Minimum Tax Paper (Cost
   $58,608,542)                                64,633,154
                                             ------------

 Principal             Security
  Amount              Description               Value
----------- -------------------------------- ------------
Municipal Bonds (83.7%)
Arizona (1.5%)
$ 1,000,000 Maricopa School District No. 69
             Paradise Valley GO, 5.40%,
             7/1/12, Callable 7/1/05 @ 101,
             MBIA........................... $  1,045,050
  1,000,000 Mesa GO, 5.00%, 7/1/13, FGIC....    1,034,970
  2,150,000 Phoenix Civic Improvement Corp.
             Revenue, 5.25%, 7/1/16, MBIA...    2,199,601
  2,510,000 Scottsdale GO, 5.38%, 7/1/16,
             Callable 7/1/11 @ 101..........    2,637,508
                                             ------------
                                                6,917,129
                                             ------------
California (0.6%)
  2,745,000 San Francisco City & County
             Airport Community
             International Airport Revenue,
             Second Series, 5.63%, 5/1/21,
             Callable 5/1/06 @ 101, FGIC....    2,880,081
                                             ------------
Colorado (0.9%)
    600,000 Adams & Arapahoe Counties
             School District No. 28 GO,
             Series C, 5.35%, 12/1/15,
             Prerefunded 12/1/12 @ 100,
             FGIC...........................      654,024
  3,510,000 Denver City & County Airport
             Revenue, Series E, 5.50%,
             11/15/25, Callable 11/15/07 @
             101, MBIA......................    3,596,662
                                             ------------
                                                4,250,686
                                             ------------
Florida (6.9%)
  3,000,000 Florida State Board of Education
             Capital Outlay GO, Series C,
             5.88%, 6/1/20, Callable 6/1/10
             @ 101, FGIC....................    3,271,470
  2,500,000 Florida State Board of Education
             Capital Outlay GO, Series D,
             5.75%, 6/1/22, Callable 6/1/10
             @ 101..........................    2,672,750
  2,990,000 Florida State Board of Education
             Capital Outlay GO, Series E,
             5.25%, 6/1/12, Callable 6/1/11
             @ 101..........................    3,196,280
  5,000,000 Florida State Turnpike Authority
             Revenue, Department of
             Transportation, Series A,
             5.50%, 7/1/17, Callable 7/1/05
             @ 101, FGIC....................    5,175,350
  3,500,000 Florida State Turnpike Authority
             Revenue, Department of
             Transportation, Series A,
             5.75%, 7/1/17, Callable 7/1/10
             @ 101..........................    3,771,110
  2,000,000 Miami-Dade County Expressway
             Authority Toll System Revenue,
             6.00%, 7/1/20, Callable 7/1/10
             @ 101, FGIC....................    2,190,800

                                   Continued

PACIFIC CAPITAL FUNDS
Tax-Free Securities Fund

                 Schedule of Portfolio Investments, Continued
                               January 31, 2002
                                  (Unaudited)

 Principal             Security
  Amount              Description               Value
----------- -------------------------------- ------------
Municipal Bonds, continued
Florida, continued
$ 4,875,000 Orange County Public Service Tax
             Revenue, 6.00%, 10/1/24,
             Callable 10/1/05 @ 102, FGIC... $  5,298,053
  3,725,000 Orlando Utilities Community
             Water & Electric Revenue,
             Series D, 6.75%, 10/1/17.......    4,445,788
  2,000,000 Tampa Bay Water Utility System
             Revenue, Series B,
             5.00%, 10/1/21, FGIC...........    1,985,040
                                             ------------
                                               32,006,641
                                             ------------
Georgia (2.7%)
  1,865,000 Georgia Municipal Electric
             Authority Power Revenue,
             Series B, 6.13%, 1/1/14,
             Callable 1/1/03 @ 102, FGIC....    1,964,181
    390,000 Georgia Municipal Electric
             Authority Power Revenue,
             Series W, 6.60%, 1/1/18,
             Escrowed to Maturity, MBIA.....      457,720
  6,420,000 Georgia Municipal Electric
             Authority Power Revenue,
             Series W, 6.60%, 1/1/18,
             MBIA...........................    7,623,492
  2,330,000 Metropolitan Atlanta Rapid
             Transportation Authority Sales
             Tax Revenue, Series P,
             6.25%, 7/1/11, AMBAC...........    2,699,841
                                             ------------
                                               12,745,234
                                             ------------
Hawaii (44.8%)
  1,000,000 Hawaii County GO, Series A,
             4.70%, 2/1/07, Callable 2/1/06
             @ 101.5, FGIC..................    1,044,240
  2,000,000 Hawaii County GO, Series A,
             5.50%, 5/1/08, FGIC............    2,174,420
  1,000,000 Hawaii County GO, Series A,
             4.90%, 2/1/09, Callable 2/1/06
             @ 101.5, FGIC..................    1,042,670
  1,810,000 Hawaii County GO, Series A,
             5.00%, 2/1/10, Callable 2/1/06
             @ 101.5, FGIC..................    1,883,631
  2,095,000 Hawaii County GO, Series A,
             5.10%, 2/1/13, Callable 2/1/06
             @ 101.5, FGIC..................    2,162,040
    605,000 Hawaii County GO, Series A,
             5.60%, 5/1/13, FGIC............      660,920
  1,065,000 Hawaii County GO, Series A,
             5.50%, 7/15/14, FGIC...........    1,140,253
  2,320,000 Hawaii County GO, Series A,
             5.20%, 2/1/15, Callable 2/1/06
             @ 101.5, FGIC..................    2,381,457
  1,340,000 Hawaii County GO, Series A,
             5.50%, 7/15/15, FGIC...........    1,419,918
  2,000,000 Hawaii County GO, Series A,
             5.50%, 5/15/16, Callable
             5/15/09 @ 101, FSA.............    2,089,000

 Principal              Security
  Amount               Description               Value
----------- --------------------------------- ------------
Municipal Bonds, continued
Hawaii, continued
$ 2,000,000 Hawaii County GO, Series B,
             4.70%, 5/15/05, FSA............. $  2,103,380
  4,185,000 Hawaii Department of Budget &
             Finance, Special Purpose
             Revenue, Hawaiian Electric
             Co., Series A, 4.95%, 4/1/12,
             MBIA............................    4,340,389
  2,000,000 Hawaii Department of Budget &
             Finance, Special Purpose
             Revenue, Hawaiian Electric
             Co., Series A, 5.50%, 12/1/14,
             Callable 12/1/09 @ 101,
             AMBAC...........................    2,133,660
  1,700,000 Hawaii Department of Budget &
             Finance, Special Purpose
             Revenue, Kapiolani Health Care
             System, 6.30%, 7/1/08, Callable
             7/1/03 @ 102, MBIA..............    1,823,437
  3,680,000 Hawaii Department of Budget &
             Finance, Special Purpose
             Revenue, Kapiolani Health Care
             System, 6.40%, 7/1/13, Callable
             7/1/03 @ 102, MBIA..............    3,950,664
  1,455,000 Hawaii Department of Budget &
             Finance, Special Purpose
             Revenue, Queens Health
             System, Series A,
             5.88%, 7/1/11, Callable 7/1/06
             @ 102...........................    1,544,759
  3,245,000 Hawaii Department of Budget &
             Finance, Special Purpose
             Revenue, Queens Health
             System, Series A,
             6.05%, 7/1/16, Callable 7/1/06
             @ 102...........................    3,366,623
  3,500,000 Hawaii Department of Budget &
             Finance, Special Purpose
             Revenue, Queens Health
             System, Series B,
             5.25%, 7/1/23, Callable 7/1/08
             @ 102, MBIA.....................    3,506,895
  1,400,000 Hawaii Department of
             Transportation, Special Facility
             Revenue, 5.75%, 3/1/13,
             Callable 3/1/03 @ 102...........    1,421,140
  1,400,000 Hawaii Harbor Capital
             Improvement Revenue, 6.20%,
             7/1/08, Callable 7/1/02 @ 102,
             MBIA............................    1,451,240
  2,795,000 Hawaii Housing Finance &
             Development Corp., Single
             Family Mortgage Revenue,
             Series B, 5.70%, 7/1/13,
             Callable 7/1/04 @ 102, FNMA.....    2,890,310

                                   Continued

PACIFIC CAPITAL FUNDS
Tax-Free Securities Fund

                 Schedule of Portfolio Investments, Continued
                               January 31, 2002
                                  (Unaudited)

 Principal             Security
  Amount              Description              Value
----------- ------------------------------- ------------
Municipal Bonds, continued
Hawaii, continued
$ 1,430,000 Hawaii Housing Finance &
             Development Corp., Single
             Family Mortgage Revenue,
             Series B, 6.90%, 7/1/16,
             Callable 3/4/02 @ 102, FNMA... $  1,453,238
  5,980,000 Hawaii Housing Finance &
             Development Corp.,
             Single Family Mortgage
             Revenue, Series B,
             5.85%, 7/1/17, Callable 7/1/04
             @ 102, FNMA...................    6,147,499
  3,775,000 Hawaii Housing Finance &
             Development Corp.,
             Single Family Mortgage
             Revenue, Series B,
             7.00%, 7/1/31, Callable 3/4/02
             @ 102, FNMA...................    3,835,853
  2,340,000 Hawaii Housing Finance &
             Development Corp., University
             of Hawaii Faculty Housing
             Project Revenue,
             5.70%, 10/1/25, Callable
             10/1/05 @ 101, AMBAC..........    2,421,385
  2,000,000 Hawaii State GO, Series BZ,
             6.00%, 10/1/12, FGIC..........    2,269,740
  1,350,000 Hawaii State GO, Series CH,
             4.75%, 11/1/11, MBIA..........    1,391,337
  1,335,000 Hawaii State GO, Series CH,
             4.75%, 11/1/13, MBIA..........    1,357,775
  3,000,000 Hawaii State GO, Series CM,
             6.50%, 12/1/13, FGIC..........    3,527,100
  1,500,000 Hawaii State GO, Series CN,
             6.25%, 3/1/08, FGIC...........    1,688,040
  4,000,000 Hawaii State GO, Series CN,
             5.25%, 3/1/13, Callable 3/1/07
             @ 102, FGIC...................    4,165,120
  2,000,000 Hawaii State GO, Series CN,
             5.50%, 3/1/14, Callable 3/1/07
             @ 102, FGIC...................    2,111,260
  4,975,000 Hawaii State GO, Series CN,
             5.25%, 3/1/15, Callable 3/1/07
             @ 102, FGIC...................    5,122,758
  3,000,000 Hawaii State GO, Series CO,
             6.00%, 9/1/05, FGIC...........    3,299,430
  5,255,000 Hawaii State GO, Series CP,
             5.00%, 10/1/12, Callable
             10/1/07 @ 101, FGIC...........    5,436,086
  5,300,000 Hawaii State GO, Series CP,
             5.00%, 10/1/13, Callable
             10/1/07 @ 101, FGIC...........    5,448,982
  4,310,000 Hawaii State GO, Series CP,
             5.00%, 10/1/15, Callable
             10/1/07 @ 101, FGIC...........    4,378,227
  3,000,000 Hawaii State GO, Series CP,
             5.00%, 10/1/16, Callable
             10/1/07 @ 101, FGIC...........    3,026,400

 Principal             Security
  Amount              Description              Value
----------- ------------------------------- ------------
Municipal Bonds, continued
Hawaii, continued
$ 2,050,000 Hawaii State GO, Series CP,
             5.00%, 10/1/17, Callable
             10/1/07 @ 101, FGIC........... $  2,051,148
  3,150,000 Hawaii State GO, Series CR,
             5.00%, 4/1/16, Callable 4/1/08
             @ 101, MBIA...................    3,179,201
  5,500,000 Hawaii State GO, Series CR,
             5.00%, 4/1/17, Callable 4/1/08
             @ 101, MBIA...................    5,503,299
  2,000,000 Hawaii State GO, Series CR,
             4.75%, 4/1/18, Callable 4/1/08
             @ 101, MBIA...................    1,938,440
  2,000,000 Hawaii State GO, Series CS,
             5.00%, 4/1/07, MBIA...........    2,119,000
  2,200,000 Hawaii State GO, Series CS,
             5.00%, 4/1/08, MBIA...........    2,329,954
  2,000,000 Hawaii State GO, Series CT,
             5.88%, 9/1/16, Prerefunded
             9/1/09 @ 101, FSA.............    2,259,060
  2,000,000 Hawaii State GO, Series CT,
             5.88%, 9/1/17, Prerefunded
             9/1/09 @ 101, FSA.............    2,259,060
  1,000,000 Hawaii State GO, Series CU,
             5.50%, 10/1/17, MBIA..........    1,035,420
  4,000,000 Hawaii State GO, Series CV,
             5.00%, 8/1/20, FGIC...........    3,933,640
  3,000,000 Hawaii State GO, Series CV,
             5.25%, 8/1/21, FGIC...........    3,029,010
  2,000,000 Hawaii State Highway Revenue,
             4.88%, 7/1/07, Callable 7/1/03
             @ 102, FGIC...................    2,069,260
  1,000,000 Hawaii State Highway Revenue,
             5.25%, 7/1/14, Callable 7/1/08
             @ 101, FGIC...................    1,039,750
  2,000,000 Hawaii State Highway Revenue,
             5.38%, 7/1/14, FSA............    2,115,620
  2,325,000 Hawaii State Highway Revenue,
             5.38%, 7/1/15, FSA............    2,434,089
  1,250,000 Hawaii State Highway Revenue,
             5.25%, 7/1/16, Callable 7/1/06
             @ 102, MBIA...................    1,276,500
  1,350,000 Hawaii State Highway Revenue,
             5.38%, 7/1/17, FSA............    1,385,262
  2,530,000 Hawaii State Highway Revenue,
             5.38%, 7/1/18, FSA............    2,589,101
  1,650,000 Honolulu City & County GO,
             Series A, 1.30%*, 1/1/04......    1,650,000
  2,125,000 Honolulu City & County GO,
             Series A, 6.00%, 1/1/11,
             Escrowed to Maturity, FGIC....    2,401,590
    875,000 Honolulu City & County GO,
             Series A, 6.00%, 1/1/11, FGIC.      981,304
  4,820,000 Honolulu City & County GO,
             Series A, 5.75%, 4/1/11,
             Escrowed to Maturity, FGIC....    5,371,070

                                   Continued

PACIFIC CAPITAL FUNDS
Tax-Free Securities Fund

                 Schedule of Portfolio Investments, Continued
                               January 31, 2002
                                  (Unaudited)

Principal               Security
 Amount                Description               Value
---------- ----------------------------------- ----------
Municipal Bonds, continued
Hawaii, continued
$  465,000 Honolulu City & County GO,
            Series A, 5.75%, 4/1/12, Escrowed
            to Maturity, FGIC................. $  518,763
 1,865,000 Honolulu City & County GO,
            Series A, 5.75%, 4/1/12, FGIC.....  2,064,462
   370,000 Honolulu City & County GO,
            Series A, 5.00%, 11/1/12,
            Prerefunded 11/1/07 @ 100, MBIA...    396,622
 1,010,000 Honolulu City & County GO,
            Series A, 5.00%, 11/1/12, Callable
            11/1/05 @ 101, MBIA...............  1,037,088
   850,000 Honolulu City & County GO,
            Series A, 5.75%, 4/1/13, Escrowed
            to Maturity, FGIC.................    945,489
 3,345,000 Honolulu City & County GO, Series
            A, 5.75%, 4/1/13, FGIC............  3,695,991
     5,000 Honolulu City & County GO,
            Series A, 5.63%, 9/1/13, Callable
            9/1/06 @ 102, FGIC................      5,318
 1,325,000 Honolulu City & County GO,
            Series A, 5.63%, 9/1/13,
            Prerefunded 9/1/06 @ 102, FGIC....  1,479,932
 1,670,000 Honolulu City & County GO,
            Series A, 5.63%, 9/1/13,
            Prerefunded 9/1/08 @ 100, FGIC....  1,845,734
 3,500,000 Honolulu City & County GO,
            Series A, 5.38%, 9/1/18, FSA......  3,590,720
 1,000,000 Honolulu City & County GO,
            Series B, 5.13%, 7/1/10, Callable
            7/1/09 @ 101, FGIC................  1,062,720
   295,000 Honolulu City & County GO,
            Series B, 5.25%, 10/1/12,
            Escrowed to Maturity, FGIC........    317,954
   640,000 Honolulu City & County GO,
            Series B, 5.25%, 10/1/12, FGIC....    684,154
 2,595,000 Honolulu City & County GO,
            Series B, 5.13%, 7/1/18, Callable
            7/1/09 @ 101, FGIC................  2,613,165
 2,125,000 Honolulu City & County GO,
            Series C, 5.50%, 11/1/05, FGIC....  2,309,110
 3,000,000 Honolulu City & County GO,
            Series C, 5.50%, 11/1/09, FGIC....  3,280,080
 2,500,000 Honolulu City & County GO,
            Series C, 5.13%, 7/1/16,
            Callable 7/1/09 @ 101, FGIC.......  2,549,425
 6,000,000 Honolulu City & County Waste
            Water System Revenue, Junior
            Series, 5.00%, 7/1/23,
            Callable 7/1/09 @ 101, FGIC.......  5,868,599
 2,000,000 Honolulu City & County Waste
            Water System Revenue, Series SR,
            5.13%, 7/1/31, AMBAC..............  1,974,460
 2,320,000 Honolulu City & County Water GO,
            6.00%, 12/1/11, Escrowed to
            Maturity, FGIC....................  2,647,097

Principal              Security
 Amount               Description                Value
---------- ---------------------------------- ------------
Municipal Bonds, continued
Hawaii, continued
$  935,000 Honolulu City & County Water
            GO, 6.00%, 12/1/14, Escrowed
            to Maturity, FGIC................ $  1,061,636
 1,075,000 Kauai County GO, Series C,
            5.65%, 8/1/05, AMBAC.............    1,167,579
 1,130,000 Kauai County GO, Series C,
            5.75%, 8/1/06, AMBAC.............    1,240,175
 1,340,000 Kauai County GO, Series C, 5.90%,
            8/1/09, AMBAC....................    1,496,003
   935,000 Maui County GO, 5.25%, 9/1/06,
            Callable 9/1/03 @ 101, FGIC......      977,000
 1,000,000 Maui County GO, 6.00%, 12/15/08,
            FGIC.............................    1,124,660
 1,180,000 Maui County GO, 5.13%, 12/15/10,
            Callable 12/15/03 @ 101, FGIC....    1,211,695
 1,005,000 Maui County GO, Series A,
            5.10%, 9/1/11, Callable 9/1/07 @
            101, FGIC........................    1,049,310
 1,020,000 Maui County GO, Series A,
            5.90%, 6/1/14, Prerefunded
            6/1/06 @ 101, MBIA...............    1,136,555
 1,160,000 Maui County GO, Series A,
            5.13%, 3/1/15, Callable 3/1/08 @
            101, FGIC........................    1,188,838
 2,040,000 Maui County GO, Series A,
            5.38%, 3/1/17, Callable 3/1/08 @
            101, FGIC........................    2,091,571
 1,125,000 Maui County GO, Series C,
            5.25%, 3/1/18, FGIC..............    1,142,809
                                              ------------
                                               208,336,768
                                              ------------
Idaho (0.2%)
   800,000 Idaho Health Facilities Authority
            Revenue, St. Lukes Regional
            Medical Center Project,
            1.45%*, 5/1/22...................      800,000
                                              ------------
Kansas (1.3%)
 3,725,000 Burlington Pollution Control
            Revenue, Kansas Gas & Electric
            Co. Project, 7.00%, 6/1/31,
            Callable 3/18/02 @ 102, MBIA.....    3,811,420
 2,195,000 Kansas City Utilities System
            Revenue, 6.38%, 9/1/23, Callable
            9/1/04 @ 102, FGIC...............    2,413,644
                                              ------------
                                                 6,225,064
                                              ------------
Massachusetts (1.4%)
 1,000,000 Massachusetts State GO, Series C,
            5.75%, 10/1/20, Prerefunded
            10/1/10 @100.....................    1,120,700
 5,000,000 Massachusetts State GO, Series D,
            5.25%, 11/1/17, MBIA.............    5,149,500
    80,000 Massachusetts State Water
            Pollution Abatement Revenue,
            Series 2, 5.70%, 2/1/13, Callable
            2/1/05 @ 102.....................       86,158
                                              ------------
                                                 6,356,358
                                              ------------

                                   Continued

PACIFIC CAPITAL FUNDS
Tax-Free Securities Fund

                 Schedule of Portfolio Investments, Continued
                               January 31, 2002
                                  (Unaudited)

Principal               Security
 Amount                Description                Value
---------- ----------------------------------- ------------
Municipal Bonds, continued
Michigan (4.2%)
$3,000,000 Caledonia Community Schools GO,
            5.50%, 5/1/23, FGIC............... $  3,083,700
 5,000,000 Michigan Municipal Building
            Authority Revenue, Clean Water
            Revolving Fund, 5.25%, 10/1/19....    5,086,800
 3,000,000 Michigan Municipal Building
            Authority Revenue, Clean Water
            Revolving Fund, 5.50%, 10/1/21,
            Callable 10/1/10 @ 101............    3,104,250
 1,500,000 Michigan State Building Authority
            Revenue, Series II,
            5.00%, 10/15/12, Callable
            10/15/07 @ 101....................    1,554,975
 1,420,000 Michigan State GO, 5.40%,
            11/1/19, Callable 11/1/05 @ 101...    1,454,407
 2,245,000 Michigan State Strategic Fund Ltd.
            Obligation Revenue,
            6.95%, 5/1/11, FGIC...............    2,698,266
 2,250,000 Saline Area Schools GO,
            5.50%, 5/1/15, Callable 5/1/05
            @ 101, FGIC.......................    2,328,773
                                               ------------
                                                 19,311,171
                                               ------------
Minnesota (0.4%)
 1,000,000 Minneapolis Convention Center
            GO, 1.20%*, 12/1/09...............    1,000,000
 1,000,000 St. Paul Special Assessment GO,
            Series B, 5.00%, 3/1/13...........    1,034,250
                                               ------------
                                                  2,034,250
                                               ------------
Missouri (0.9%)
 2,000,000 University of Missouri Revenue,
            Series B, 5.38%, 11/1/16..........    2,098,000
 2,090,000 University of Missouri Revenue,
            Series B, 5.38%, 11/1/17..........    2,177,508
                                               ------------
                                                  4,275,508
                                               ------------
New Mexico (0.4%)
 1,625,000 Sante Fe Gross Receipts Tax
            Revenue, Series B, 5.63%,
            6/1/16, Callable 6/1/06 @ 102,
            AMBAC.............................    1,694,534
                                               ------------
New York (3.8%)
 5,000,000 New York City Transitional
            Financial Authority Revenue,
            Series C, 5.25%, 5/1/15,
            Callable 5/1/08 @ 101.............    5,168,450
 1,800,000 New York GO, Series E,
            5.75%, 5/15/24,
            Callable 5/15/10 @ 101, FGIC......    1,901,142
 2,950,000 New York State Environmental
            Facilities Corp. Pollution Control
            Revenue, Series D,
            5.13%, 6/15/16,
            Callable 6/15/07 @ 101............    3,005,077

Principal              Security
 Amount               Description                Value
---------- ---------------------------------- ------------
Municipal Bonds, continued
New York, continued
$5,000,000 New York State Thruway Authority
            General Revenue, Series D,
            5.50%, 1/1/16,
            Callable 1/1/07 @ 102............ $  5,236,300
 2,000,000 New York State Thruway Authority
            Revenue, Highway & Bridge Trust
            Fund, Series A, 5.80%, 4/1/18,
            Callable 4/1/10 @ 101, FSA.......    2,154,120
                                              ------------
                                                17,465,089
                                              ------------
Ohio (2.4%)
 2,320,000 Cleveland Package Facilities
            Revenue, 5.50%, 9/15/16,
            Callable 9/15/06 @ 102, MBIA.....    2,421,616
 3,165,000 Columbus Municipal Airport
            Authority Revenue, Port
            Columbus Improvement,
            Series B, 5.00%, 1/1/16, Callable
            1/1/08 @ 101, AMBAC..............    3,197,789
 1,000,000 Hamilton County Sales Tax
            Revenue, Series B,
            5.25%, 12/1/18, AMBAC............    1,019,010
 1,000,000 Ohio State Building Authority,
            Adult Correction Facility
            Revenue, Series A,
            5.50%, 10/1/14, FSA..............    1,075,930
 2,250,000 Ohio State Community Turnpike
            Revenue, Series B,
            5.50%, 2/15/12, FSA..............    2,450,813
 1,000,000 Ohio State Water Development
            Authority Pollution Control
            Facilities Revenue,
            5.50%, 12/1/15, Callable 6/1/05
            @ 101, MBIA......................    1,036,900
                                              ------------
                                                11,202,058
                                              ------------
Oregon (1.8%)
 3,100,000 Clackamas Community College
            District GO, 5.25%, 6/15/16,
            FGIC.............................    3,220,590
 5,000,000 Portland Sewer System Revenue,
            Series A, 5.75%, 8/1/18, FGIC....    5,345,950
                                              ------------
                                                 8,566,540
                                              ------------
Pennsylvania (1.2%)
 5,640,000 Allegheny County Port Authority
            Special Revenue, 5.00%, 3/1/21,
            Callable 3/1/11 @ 101, FGIC......    5,632,893
                                              ------------
Tennessee (1.4%)
 4,730,000 Shelby County GO, Series A,
            5.63%, 4/1/15,
            Callable 4/1/05 @ 101............    4,931,403
 1,600,000 Shelby County GO, Series B,
            5.25%, 8/1/17,
            Callable 8/1/07 @ 101............    1,632,736
                                              ------------
                                                 6,564,139
                                              ------------

                                   Continued

PACIFIC CAPITAL FUNDS
Tax-Free Securities Fund

                 Schedule of Portfolio Investments, Continued
                               January 31, 2002
                                  (Unaudited)


Principal              Security
 Amount               Description               Value
---------- --------------------------------- ------------
Municipal Bonds, continued
Virginia (3.1%)
$2,995,000 Fairfax County Public Improvement
            GO, Series A, 5.50%, 6/1/14,
            Callable 6/1/03 @ 102........... $  3,168,171
 3,650,000 Norfolk Water Revenue,
            5.75%, 11/1/13, Callable 11/1/05
            @ 102, MBIA.....................    3,976,493
 1,750,000 Richmond GO, Series B,
            5.20%, 1/15/14, Callable 1/15/06
            @ 102, FGIC.....................    1,809,535
 5,000,000 Virginia State Public School
            Authority Special Obligation
            Chesapeake School Financing
            Revenue, 5.63%, 6/1/15, Callable
            6/1/05 @ 102....................    5,270,400
                                             ------------
                                               14,224,599
                                             ------------
Washington (3.3%)
 3,475,000 Douglas County School District
            No. 206 Eastmont GO, 5.00%,
            12/1/17, FGIC,..................    3,482,784
 3,000,000 King County Sewer Revenue,
            Second Series, 6.25%, 1/1/14,
            Callable 1/1/09 @ 101, FGIC.....    3,324,930

  Shares or
  Principal              Security
   Amount               Description               Value
 ----------   -------------------------------  ------------
Municipal Bonds, continued
Washington, continued
$1,000,000    Snohomish County GO,
               5.70%, 12/1/14, MBIA........... $  1,070,830
 2,880,000    Snohomish County Limited Tax
               GO, 5.25%, 12/1/12, MBIA.......    3,068,611
 4,000,000    Washington State GO, Series A,
               5.63%, 7/1/19..................    4,175,240
                                               ------------
                                                 15,122,395
                                               ------------
Wisconsin (0.5%)
 2,125,000    Madison Promissory Notes GO,
               Series A, 4.10%, 8/1/07........    2,161,614
                                               ------------
  Total Municipal Bonds (Cost $369,268,686)     388,772,751
                                               ------------
Investment Companies (1.2%)
 5,371,124    Dreyfus Tax Exempt Cash
               Management Fund, Institutional
               Shares.........................    5,371,124
                                               ------------
  Total Investment Companies (Cost $5,371,124)    5,371,124
                                               ------------
  Total Investments
   (Cost $433,248,352) (a)--98.8%               458,777,029
  Other assets in excess of liabilities--1.2%     5,337,747
                                               ------------
  Net Assets--100.0%                           $464,114,776
                                               ============

--------
* Variable rate security. Rate represented represents rate in effect at January 31, 2002. Maturity reflects final maturity date.
(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

                    Unrealized appreciation.... $25,999,440
                    Unrealized depreciation....    (470,763)
                                                -----------
                    Net unrealized appreciation $25,528,677
                                                ===========

Aggregate cost for federal income tax purposes is substantially the same.

AMBAC--AMBAC Indemnity Corporation
FGIC--Insured by the Financial Guaranty Insurance Corporation
FSA--Insured by Financial Security Assurance
FNMA--Insured by Federal National Mortgage Association Collateral
GO--General Obligation
MBIA--Insured by Municipal Bond Insurance Association

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS
Tax-Free Short Intermediate Securities Fund

                       Schedule of Portfolio Investments
                               January 31, 2002
                                  (Unaudited)

Principal               Security
 Amount                Description                Value
---------- ----------------------------------- -----------
Alternative Minimum Tax Paper (12.0%)
Hawaii (9.7%)
$1,000,000 Hawaii State Airport System
            Revenue, 4.75%, 7/1/06, FGIC...... $ 1,037,760
   585,000 Hawaii State Harbor Capital
            Improvements Revenue,
            5.80%, 7/1/04, FGIC...............     626,804
 1,000,000 Hawaii State Housing Finance &
            Development Corp., Single
            Family Mortgage Revenue,
            Series A, 4.55%, 7/1/02, FNMA.....   1,010,630
 1,885,000 Hawaii State Housing Finance &
            Development Corp., Single
            Family Mortgage Revenue,
            Series A, 4.75%, 7/1/06, FNMA.....   1,953,859
                                               -----------
                                                 4,629,053
                                               -----------
Utah (2.3%)
 1,000,000 Utah State Board of Regents Student
            Loan Revenue, Series N, 5.90%,
            11/1/07, Callable 11/1/05 @ 102,
            AMBAC.............................   1,089,130
                                               -----------
  Total Alternative Minimum Tax Paper
   (Cost $5,531,731)                             5,718,183
                                               -----------
Municipal Bonds (85.0%)
Arizona (2.3%)
 1,000,000 Arizona Water Infrastructure
            Financial Authority Revenue,
            Series A, 5.00%, 10/1/06..........   1,075,900
                                               -----------
California (2.1%)
 1,000,000 California State, Revenue
            Anticipation Notes, Series C,
            1.48%*, 6/28/02...................     999,880
                                               -----------
Connecticut (0.1%)
    25,000 Connecticut State GO, Series E,
            4.75%, 3/15/08, Prerefunded
            3/15/04 @ 101.50..................      26,596
                                               -----------
Hawaii (45.8%)
   775,000 Hawaii County GO, Series A,
            5.20%, 5/1/04, FGIC...............     819,214
   475,000 Hawaii State GO, Series CD,
            5.00%, 2/1/03.....................     489,312
 1,000,000 Hawaii State GO, Series CN,
            6.25%, 3/1/08, FGIC...............   1,125,360
   800,000 Hawaii State GO, Series CO,
            6.00%, 9/1/05, FGIC...............     879,848
 1,000,000 Hawaii State GO, Series CO,
            6.00%, 9/1/06, FGIC...............   1,109,660
 1,150,000 Hawaii State GO, Series CP,
            5.50%, 10/1/07, FGIC..............   1,253,477
 1,000,000 Hawaii State GO, Series CQ,
            5.00%, 10/1/02, FGIC..............   1,020,870
 1,000,000 Hawaii State GO, Series CS,
            5.00%, 4/1/07, MBIA...............   1,059,500
 1,000,000 Hawaii State GO, Series CT,
            5.25%, 9/1/07, FSA................   1,076,330

Principal              Security
 Amount               Description                Value
---------- ---------------------------------- -----------
Municipal Bonds, continued
Hawaii, continued
$1,000,000 Hawaii State GO, Series CU,
            5.75%, 10/1/10, MBIA............. $ 1,109,150
 1,250,000 Hawaii State GO, Series CV, 5.50%,
            8/1/08, FGIC.....................   1,362,938
   750,000 Hawaii State Highway Revenue,
            4.85%, 7/1/09, FSA...............     786,563
 1,200,000 Hawaii State Housing Finance &
            Development Corp., Single
            Family Mortgage Revenue, Series
            B, 4.80%, 7/1/07, FNMA...........   1,246,212
 3,000,000 Hawaii State, Airport System
            Revenue, First Series,
            5.60%, 7/1/04, MBIA..............   3,191,849
 1,150,000 Hawaiian Home Lands Department
            Revenue, 4.05%, 7/1/06...........   1,171,344
   400,000 Honolulu City & County GO,
            Series A, 1.30%*, 1/1/05.........     400,000
 1,500,000 Honolulu City & County GO,
            Series A, 1.30%*, 1/1/10.........   1,500,000
 1,150,000 Honolulu City & County Waste
            Water System Revenue,
            5.00%, 7/1/09, FGIC..............   1,216,988
 1,000,000 Honolulu City & County Waste
            Water System Revenue,
            Series SR, 5.00%, 7/1/07,
            AMBAC............................   1,062,120
                                              -----------
                                               21,880,735
                                              -----------
Illinois (1.1%)
   500,000 Chicago GO, Series A,
            4.25%, 1/1/07, MBIA..............     512,445
                                              -----------
Kansas (4.5%)
 1,075,000 Johnson County, Unified School
            District #233 GO, Series C,
            5.00%, 9/1/05, FGIC..............   1,149,928
 1,000,000 Wyandotte County & Kansas City
            Unified Government Utility
            System Revenue, 4.50%, 9/1/03,
            MBIA.............................   1,039,760
                                              -----------
                                                2,189,688
                                              -----------
Michigan (7.4%)
 1,000,000 Eastern Michigan University
            Revenue, 1.50%*, 6/1/27, FGIC....   1,000,000
 1,000,000 Huron Valley School District GO,
            3.00%, 5/1/05....................   1,001,200
 1,500,000 Michigan State Building Authority
            Revenue, Series II,
            5.00%, 10/15/12, Callable
            10/15/07 @ 101...................   1,554,974
                                              -----------
                                                3,556,174
                                              -----------
Minnesota (2.1%)
 1,000,000 Minneapolis Convention Center GO,
            1.20%*, 12/1/09..................   1,000,000
                                              -----------

                                   Continued

PACIFIC CAPITAL FUNDS
Tax-Free Short Intermediate Securities Fund

                 Schedule of Portfolio Investments, Continued
                               January 31, 2002
                                  (Unaudited)

Principal               Security
 Amount                Description                Value
---------- ----------------------------------- -----------
Municipal Bonds, continued
Mississippi (2.8%)
$1,200,000 Mississippi State GO, 5.50%, 9/1/09 $ 1,312,464
                                               -----------
New Jersey (3.8%)
 1,750,000 New Jersey State Transportation
            Corp., Capital Grant Revenue
            Anticipation Notes, Series B,
            5.50%, 2/1/11, AMBAC..............   1,807,399
                                               -----------
Texas (6.3%)
 1,000,000 Texas Municipal Power Agency
            Revenue, 5.90%, 9/1/04,
            Prerefunded 9/1/02 @ 102, MBIA....   1,045,680
 1,000,000 Texas Municipal Power Agency
            Revenue, 3.75%, 9/1/05, AMBAC.....   1,016,930
 1,000,000 Texas State Tax & Revenue
            Anticipation Notes, Series A,
            3.75%, 8/29/02....................   1,013,230
                                               -----------
                                                 3,075,840
                                               -----------
Utah (2.2%)
 1,000,000 Utah State GO, Series F,
            5.00%, 7/1/12.....................   1,031,460
                                               -----------

  Shares or
  Principal               Security
   Amount                Description                Value
 ----------    -------------------------------   -----------
Municipal Bonds, continued
Washington (4.5%)
$1,000,000    Seattle Municipal Light & Power
               Revenue, 5.25%, 3/1/07, FSA...... $ 1,070,580
 1,000,000    Washington State GO, Series A,
               5.80%, 9/1/08....................   1,070,840
                                                 -----------
                                                   2,141,420
                                                 -----------
  Total Municipal Bonds (Cost $39,806,660)        40,610,001
                                                 -----------
Investment Companies (1.9%)
   885,290    Dreyfus Tax Exempt Cash
               Management Fund, Institutional
               Shares...........................     885,290
                                                 -----------
  Total Investment Companies (Cost $885,290)         885,290
                                                 -----------

  Total Investments (Cost $46,223,681) (a) 98.9%  47,213,474
  Other assets in excess of liabilities--1.1%        505,180
                                                 -----------
  Net Assets--100.0%                             $47,718,654
                                                 ===========

--------
* Variable rate security. Rate represented represents rate in effect at January 31, 2002. Maturity reflects final maturity date.
(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

                    Unrealized appreciation.... $1,000,175
                    Unrealized depreciation....    (10,382)
                                                ----------
                    Net unrealized appreciation $  989,793
                                                ==========

   Aggregate cost for federal income tax purposes is substantially the same.
AMBAC--AMBAC Indemnity Corporation
FGIC--Insured by the Financial Guaranty Insurance Corporation
FSA--Insured by Financial Security Assurance
FNMA--Insured by Federal National Mortgage Association Collateral
GO--General Obligation
MBIA--Insured by Municipal Bond Insurance Association

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS
International Stock Fund

                       Schedule of Portfolio Investments
                               January 31, 2002
                                  (Unaudited)

                      Security
 Shares              Description               Value
--------- ---------------------------------- ----------
Common Stocks (93.2%)
Australia (3.1%)
Banks (1.4%)
   23,400 Commonwealth Bank of Australia.... $  388,191
   22,900 National Australia Bank Ltd.......    401,479
                                             ----------
                                                789,670
                                             ----------
Metals (0.6%)
   62,900 BHP Billiton Ltd..................    356,323
                                             ----------
Multimedia (0.4%)
   34,100 The News Corp., Ltd...............    236,715
                                             ----------
Retail (0.7%)
   65,924 Woolworths Ltd....................    395,633
                                             ----------
                                              1,778,341
                                             ----------
Belgium (1.8%)
Beverages (0.8%)
   18,100 Interbrew.........................    467,469
                                             ----------
Financial Services (0.5%)
   12,900 Fortis............................    297,297
                                             ----------
Pharmaceuticals (0.5%)
    6,600 UCB SA............................    271,313
                                             ----------
                                              1,036,079
                                             ----------
Bermuda (1.0%)
Business Equipment & Services (1.0%)
   23,000 Accenture Ltd., Class A (b).......    592,940
                                             ----------
Brazil (1.0%)
Banks (0.5%)
   12,000 Banco Bradesco SA, ADR............    302,400
                                             ----------
Telecommunications (0.5%)
   20,800 Tele Norte Leste Participacoes SA,
           ADR..............................    278,304
                                             ----------
                                                580,704
                                             ----------
Canada (6.0%)
Financial Services (1.1%)
   24,200 Manulife Financial Corp...........    616,375
                                             ----------
Food Distributors (0.9%)
   15,100 Loblaw Cos., Ltd..................    502,320
                                             ----------
Metals (0.7%)
    9,700 Alcan, Inc........................    376,942
                                             ----------
Oil & Gas--Exploration & Production Services (2.7%)
    3,900 Alberta Energy Co., Ltd...........    152,792
   11,400 PanCanadian Energy Corp...........    306,471
   19,300 Suncor Energy, Inc................    589,850
   14,800 Talisman Energy, Inc..............    530,580
                                             ----------
                                              1,579,693
                                             ----------
Pharmaceuticals (0.6%)
    6,900 Biovail Corp. (b).................    324,162
                                             ----------
                                              3,399,492
                                             ----------
Cayman Islands (1.6%)
Oil & Gas--Exploration & Production Services (1.6%)
   32,600 GlobalSantaFe Corp................    925,840
                                             ----------

                      Security
 Shares              Description               Value
--------- ---------------------------------- ----------
Common Stocks, continued
Denmark (0.8%)
Pharmaceuticals (0.8%)
   13,500 Novo Nordisk AS, Class B.......... $  483,462
                                             ----------
Finland (1.5%)
Paper Products (0.5%)
   22,900 Stora Enso Oyj, Class R...........    290,791
                                             ----------
Telecommunications--Services & Equipment (1.0%)
   24,300 Nokia Corp., Class A, ADR.........    569,835
                                             ----------
                                                860,626
                                             ----------
France (10.0%)
Banks (1.3%)
    8,100 BNP Paribas SA....................    753,115
                                             ----------
Consumer Goods & Services (0.9%)
    7,700 L'Oreal SA........................    522,360
                                             ----------
Metals (0.7%)
   35,200 Usinor SA.........................    390,917
                                             ----------
Multimedia (0.7%)
    8,700 Vivendi Universal SA..............    372,394
                                             ----------
Oil & Gas--Exploration & Production Services (1.6%)
    6,674 Total Fina SA, Class B............    935,965
                                             ----------
Pharmaceuticals (1.5%)
    8,600 Aventis SA........................    597,112
    4,200 Sanofi-Synthelabo SA..............    281,308
                                             ----------
                                                878,420
                                             ----------
Retail (0.9%)
   10,600 Castorama Dubois Investissement SA    526,544
                                             ----------
Software & Computer Services (1.1%)
    7,900 Cap Gemini SA.....................    534,567
    2,100 Dassault Systemes SA..............     96,632
                                             ----------
                                                631,199
                                             ----------
Television (0.5%)
   12,500 Societe Television Francaise 1....    291,630
                                             ----------
Utilities--Water (0.8%)
   15,100 Suez SA...........................    428,986
                                             ----------
                                              5,731,530
                                             ----------
Germany (3.6%)
Financial Services (1.1%)
    2,600 Muenchener
           Rueckversicherungs-Gesellschaft
           AG...............................    613,977
                                             ----------
Medical Equipment & Supplies (0.6%)
    6,500 Fresenius Medical Care AG.........    362,052
                                             ----------
Software & Computer Services (0.9%)
   13,900 SAP AG, ADR.......................    487,334
                                             ----------
Utilities--Electric (1.0%)
   12,100 E.On AG...........................    614,596
                                             ----------
                                              2,077,959
                                             ----------

                                   Continued

PACIFIC CAPITAL FUNDS
International Stock Fund

                 Schedule of Portfolio Investments, Continued
                               January 31, 2002
                                  (Unaudited)

                      Security
 Shares              Description               Value
--------- --------------------------------- -----------
Common Stocks, continued
Hong Kong (1.3%)
Real Estate (0.5%)
   38,000 Sun Hung Kai Properties Ltd...... $   305,729
                                            -----------
Utilities--Electric (0.8%)
  111,000 CLP Holdings Ltd.................     428,379
                                            -----------
                                                734,108
                                            -----------
India (0.5%)
Software & Computer Services (0.5%)
    3,300 Infosys Technologies Ltd.........     264,591
                                            -----------
Ireland (2.0%)
Banks (2.0%)
   41,800 Allied Irish Banks PLC...........     480,408
   72,400 Bank of Ireland..................     682,504
                                            -----------
                                              1,162,912
                                            -----------
Israel (1.8%)
Pharmaceuticals (0.9%)
    8,900 Teva Pharmaceutical Industries
           Ltd., ADR.......................     551,800
                                            -----------
Software & Computer Services (0.9%)
   13,600 Check Point Software Technologies
           Ltd. (b)........................     496,400
                                            -----------
                                              1,048,200
                                            -----------
Italy (4.0%)
Banks (0.4%)
  110,000 Banca Nazionale del Lavoro SpA...     249,058
                                            -----------
Insurance (1.2%)
   63,100 Riunione Adriatica di Sicurta SpA     703,481
                                            -----------
Medical Equipment & Supplies (0.7%)
   25,800 Luxottica Group SpA, ADR.........     415,896
                                            -----------
Oil & Gas--Exploration & Production Services (1.0%)
   43,200 ENI SpA..........................     561,954
                                            -----------
Television (0.7%)
   52,800 Mediaset SpA.....................     382,281
                                            -----------
                                              2,312,670
                                            -----------
Japan (14.9%)
Airlines (0.5%)
  115,000 Japan Airlines Co., Ltd..........     263,054
                                            -----------
Automotive (1.0%)
   14,100 Honda Motor Co., Ltd.............     560,732
                                            -----------
Building Materials (0.4%)
   54,000 Asahi Glass Co., Ltd.............     255,115
                                            -----------
Business Equipment & Services (0.6%)
   20,000 Ricoh Co., Ltd...................     331,901
                                            -----------
Chemicals (0.7%)
   12,900 Shin-Etsu Chemical Co., Ltd......     426,223
                                            -----------
Electrical & Electronic (2.9%)
    8,900 Fanuc Ltd........................     377,223
    2,400 Keyence Corp.....................     393,796
    2,000 Murata Manufacturing Co., Ltd....     109,587

                     Security
 Shares             Description              Value
--------- ------------------------------- -----------
Common Stocks, continued
Japan, continued
Electrical & Electronic, continued
    4,900 SMC Corp....................... $   490,823
   49,000 The Furukawa Electric Co., Ltd.     243,214
                                          -----------
                                            1,614,643
                                          -----------
Electrical Equipment (2.1%)
   89,000 SANYO Electric Co., Ltd........     340,632
   20,200 Sony Corp......................     886,368
                                          -----------
                                            1,227,000
                                          -----------
Financial Services (1.7%)
    4,800 Aiful Corp.....................     287,049
   29,000 Nomura Holdings, Inc...........     318,019
    4,800 ORIX Corp......................     382,493
                                          -----------
                                              987,561
                                          -----------
Medical Equipment & Supplies (0.6%)
    6,400 Hoya Corp......................     367,901
                                          -----------
Metals (0.6%)
  244,000 Nippon Steel Corp..............     339,256
                                          -----------
Paper Products (0.3%)
   46,000 Oji Paper Co., Ltd.............     187,748
                                          -----------
Pharmaceuticals (1.3%)
   16,000 Eisai Co., Ltd.................     363,596
    9,000 Takeda Chemical Industries Ltd.     357,242
                                          -----------
                                              720,838
                                          -----------
Retail (0.5%)
    7,000 Ito-Yokado Co., Ltd............     259,540
                                          -----------
Software & Computer Services (0.6%)
    5,800 Oracle Corp. Japan.............     344,250
                                          -----------
Telecommunications (0.6%)
       33 NTT DoCoMo, Inc................     345,356
                                          -----------
Television (0.5%)
    1,410 Nippon Television Network Corp.     272,883
                                          -----------
                                            8,504,001
                                          -----------
Mexico (0.9%)
Building Materials (0.4%)
    7,600 Cemex SA de CV, ADR............     200,640
                                          -----------
Telecommunications (0.5%)
   15,400 America Movil SA de CV, ADR....     304,920
                                          -----------
                                              505,560
                                          -----------
Netherlands (3.8%)
Chemicals (1.1%)
   16,100 DSM NV.........................     604,317
                                          -----------
Diversified Operations (1.3%)
   16,600 Akzo Nobel NV..................     712,118
                                          -----------
Electronic Components/Instruments (0.7%)
   15,500 Philips Electronics NV.........     421,402
                                          -----------
Insurance (0.7%)
   17,500 Aegon NV.......................     408,282
                                          -----------
                                            2,146,119
                                          -----------

                                   Continued

PACIFIC CAPITAL FUNDS
International Stock Fund

                 Schedule of Portfolio Investments, Continued
                               January 31, 2002
                                  (Unaudited)

        Security
Shares Description Value
------ ----------- -----

Common Stocks, continued
Portugal (0.7%)
Telecommunications (0.7%)
   52,900 Portugal Telecom SA (b)............... $   393,935
                                                 -----------
Russia (0.5%)
Oil & Gas--Exploration & Production Services (0.5%)
    4,900 OAO LUKOIL, ADR.......................     277,695
                                                 -----------
Singapore (2.3%)
Banks (0.8%)
   57,000 United Overseas Bank Ltd..............     462,481
                                                 -----------
Electronic Components/Instruments (0.4%)
   11,400 Flextronics International Ltd. (b)....     253,080
                                                 -----------
Publishing (0.6%)
   25,000 Singapore Press Holdings Ltd..........     319,919
                                                 -----------
Telecommunications (0.5%)
  310,000 Singapore Telecommunications Ltd......     290,351
                                                 -----------
                                                   1,325,831
                                                 -----------
South Korea (0.8%)
Electronic Components/Instruments (0.5%)
    2,300 Samsung Electronics Co., Ltd., GDR (c)     262,924
                                                 -----------
Telecommunications (0.3%)
    8,900 SK Telecom Co., Ltd., ADR.............     195,088
                                                 -----------
                                                     458,012
                                                 -----------
Spain (1.0%)
Banks (1.0%)
   16,300 Banco Popular Espanol SA..............     552,607
                                                 -----------
Switzerland (5.2%)
Banks (0.7%)
   10,400 Credit Suisse Group (b)...............     399,439
                                                 -----------
Insurance (1.0%)
    6,000 Converium Holding AG (b)..............     273,380
    3,054 Swiss Re..............................     276,517
                                                 -----------
                                                     549,897
                                                 -----------
Pharmaceuticals (2.8%)
   13,609 Novartis AG...........................     466,247
    8,679 Roche Holding AG......................     576,690
   29,400 Serono SA, ADR........................     590,941
                                                 -----------
                                                   1,633,878
                                                 -----------
Telecommunications (0.7%)
    1,300 Swisscom AG...........................     375,139
                                                 -----------
                                                   2,958,353
                                                 -----------
Taiwan (0.5%)
Electronics (0.5%)
   16,700 Taiwan Semiconductor Manufacturing
           Co., Ltd., ADR (b)...................     283,399
                                                 -----------
United Kingdom (22.6%)
Airlines (1.1%)
  220,400 British Airways PLC...................     637,000
                                                 -----------

                        Security
 Shares                Description                 Value
--------- -------------------------------------- ----------
Common Stocks, continued
United Kingdom, continued
Airport Development (0.4%)
   26,300 BAA PLC............................... $  233,984
                                                 ----------
Banks (3.6%)
   19,900 Barclays PLC..........................    627,743
   61,300 Lloyds TSB Group PLC..................    655,396
   29,200 Royal Bank of Scotland Group PLC......    735,814
                                                 ----------
                                                  2,018,953
                                                 ----------
Beverages (1.2%)
   61,300 Diageo PLC............................    712,575
                                                 ----------
Building Materials (0.6%)
   55,300 Hanson PLC............................    355,607
                                                 ----------
Consumer Goods & Services (1.0%)
   72,100 Unilever PLC..........................    578,276
                                                 ----------
Distribution (1.1%)
  186,700 Centrica PLC..........................    604,247
                                                 ----------
Diversified Operations (0.7%)
  110,400 Rentokil Initial PLC..................    407,624
                                                 ----------
Financial Services (0.5%)
   17,100 Man Group PLC.........................    310,793
                                                 ----------
Manufacturing--Capital Goods (0.4%)
  133,500 Invensys PLC..........................    215,562
                                                 ----------
Metals (1.3%)
   79,100 BHP Billiton PLC......................    423,133
  281,400 Corus Group PLC (b)...................    310,208
                                                 ----------
                                                    733,341
                                                 ----------
Oil & Gas--Exploration & Production Services (2.1%)
   78,000 BP Amoco PLC..........................    603,550
   86,600 Shell Transport & Trading Co. PLC.....    588,093
                                                 ----------
                                                  1,191,643
                                                 ----------
Pharmaceuticals (1.4%)
   17,900 GlaxoSmithKline PLC...................    427,031
   33,800 Shire Pharmaceuticals Group PLC (b)...    393,860
                                                 ----------
                                                    820,891
                                                 ----------
Retail (3.2%)
   34,400 Boots Co. PLC.........................    316,986
   68,700 GUS PLC...............................    639,362
  100,000 Marks & Spencer PLC...................    538,467
   89,200 Tesco PLC.............................    295,626
                                                 ----------
                                                  1,790,441
                                                 ----------
Telecommunications (1.0%)
  253,800 Vodafone Group PLC....................    546,114
                                                 ----------
Television (0.7%)
   42,100 British Sky Broadcasting Group PLC (b)    398,352
                                                 ----------
Tobacco (0.6%)
   37,100 British American Tobacco PLC..........    325,087
                                                 ----------
Utilities--Electric (0.7%)
   35,400 Powergen PLC..........................    381,735
                                                 ----------

                                   Continued

PACIFIC CAPITAL FUNDS
International Stock Fund

                 Schedule of Portfolio Investments, Continued
                               January 31, 2002
                                  (Unaudited)

    Shares           Security Description         Value
   ---------    ------------------------       -----------
Common Stocks, continued
United Kingdom, continued
Utilities--Gas (1.0%)
  144,300       BG Group PLC.................. $   582,246
                                               -----------
                                                12,844,471
                                               -----------
  Total Common Stocks (Cost $55,802,064)        53,239,437
                                               -----------
Rights (0.0%)
Spain (0.0%)
Utilities--Telecommunications (0.0%)
   21,600       Telefonica SA (b).............       5,021
                                               -----------
  Total Rights (Cost $6,034)                         5,021
                                               -----------

                          Security
    Shares               Description              Value
   ---------      -------------------------    -----------
Investment Companies (2.7%)
1,520,739       LEADER Money Market Fund,
                 Institutional Shares......... $ 1,520,739
                                               -----------
  Total Investment Companies (Cost $1,520,739)   1,520,739
                                               -----------
  Total Investments
   (Cost $57,328,837) (a)--95.9%                54,765,197
  Other assets in excess of liabilities--4.1%    2,359,735
                                               -----------
  Net Assets--100.0%                           $57,124,932
                                               ===========

--------

                           Delivery  Contract      Market      Unrealized
     Currency                Date     Value        Value      Appreciation
     --------              -------- -----------  -----------  ------------
     Short Contracts:
     Japanese Yen......... 2/22/02  $(1,709,088) $(1,560,996)   $148,092
     Japanese Yen......... 2/22/02   (2,454,517)  (2,402,788)     51,729
                                    -----------  -----------    --------
     Total Short Contracts          $(4,163,605) $(3,963,784)   $199,821
                                    ===========  ===========    ========

(a) Represents cost for financial reporting purposes and differs from value by net unrealized depreciation of securities as follows:

                    Unrealized appreciation.... $ 1,545,475
                    Unrealized depreciation....  (4,109,115)
                                                -----------
                    Net unrealized depreciation $(2,563,640)
                                                ===========

   Aggregate cost for federal income tax purposes is substantially the same.
(b) Non-income producing security.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
ADR--American Depositary Receipt
AG--Aktiengesellschaft (West German Stock Co.)
GDR--Global Depositary Receipt
NV--Naamloze Vennootschaap (Dutch Corp.)
PLC--Public Limited Company
SA--Societe Anonyme (French Corp.)
SpA--Societa per Azioni (Italian Corp.)

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS
Value Fund

                       Schedule of Portfolio Investments
                               January 31, 2002
                                  (Unaudited)

                     Security
 Shares             Description               Value
--------- -------------------------------- ------------
Common Stocks (93.9%)
Aerospace/Defense (1.6%)
   99,660 Raytheon Co..................... $  3,813,988
                                           ------------
Automotive (0.4%)
   57,350 Ford Motor Co...................      877,455
                                           ------------
Banks (7.1%)
   58,430 Bank of America Corp............    3,682,843
  100,940 Bank of New York Co., Inc.......    4,136,521
  191,151 FleetBoston Financial Corp......    6,426,496
   79,150 Mellon Financial Corp...........    3,039,360
                                           ------------
                                             17,285,220
                                           ------------
Beverages (3.3%)
   58,060 Anheuser-Busch Cos., Inc........    2,744,496
  102,740 PepsiCo, Inc....................    5,146,247
                                           ------------
                                              7,890,743
                                           ------------
Business Equipment & Services (3.0%)
  142,830 Cendant Corp. (b)...............    2,496,669
   50,845 Deluxe Corp.....................    2,339,378
   21,400 Interpublic Group of Cos., Inc..      617,818
  111,570 KPMG Consulting, Inc. (b).......    1,852,062
                                           ------------
                                              7,305,927
                                           ------------
Chemicals (2.0%)
   40,230 Dow Chemical Co.................    1,188,394
   46,516 E.I. du Pont de Nemours & Co....    2,054,612
   26,440 Praxair, Inc....................    1,534,842
                                           ------------
                                              4,777,848
                                           ------------
Computers & Peripherals (0.6%)
  116,670 Compaq Computer Corp............    1,440,875
                                           ------------
Consumer Goods & Services (0.9%)
   36,670 Kimberly-Clark Corp.............    2,211,201
                                           ------------
Diversified Operations (6.1%)
  124,630 Flowserve Corp. (b).............    3,089,577
   71,990 Honeywell International, Inc....    2,419,584
   67,950 Ingersoll-Rand Co., Ltd.........    3,005,429
  129,904 Tyco International Ltd..........    4,566,125
   26,730 United Technologies Corp........    1,837,153
                                           ------------
                                             14,917,868
                                           ------------
Electrical Equipment (1.1%)
   44,868 Emerson Electric Co.............    2,599,652
                                           ------------
Electronic Components/Instruments (1.9%)
   76,772 Sanmina-SCI Corp. (b)...........    1,127,013
  218,459 Solectron Corp. (b).............    2,560,340
   55,425 Vishay Intertechnology, Inc. (b)    1,031,459
                                           ------------
                                              4,718,812
                                           ------------
Electronics--Semiconductors (0.5%)
   42,017 Texas Instruments, Inc..........    1,311,351
                                           ------------
Entertainment (0.6%)
   35,015 Viacom, Inc., Class B (b).......    1,400,250
                                           ------------
Financial Services (12.9%)
  224,843 Citigroup, Inc..................   10,657,557
  155,085 J.P. Morgan Chase & Co..........    5,280,644

                       Security
 Shares               Description                Value
--------- ----------------------------------- ------------
Common Stocks, continued
Financial Services, continued
   36,730 Lehman Brothers Holdings, Inc...... $  2,379,002
   28,200 Metris Cos., Inc...................      401,850
   68,640 Morgan Stanley Dean Witter & Co....    3,775,200
   67,990 Stilwell Financial, Inc............    1,730,346
  159,910 Wells Fargo & Co...................    7,418,225
                                              ------------
                                                31,642,824
                                              ------------
Health Care (1.9%)
   35,860 WellPoint Health Networks, Inc. (b)    4,550,275
                                              ------------
Health Care Facilities (2.1%)
  106,290 Apria Healthcare Group, Inc. (b)...    2,604,105
   38,200 Tenet Healthcare Corp. (b).........    2,436,778
                                              ------------
                                                 5,040,883
                                              ------------
Insurance (2.3%)
   49,280 ACE Ltd............................    1,914,528
   48,120 American International Group, Inc..    3,568,098
                                              ------------
                                                 5,482,626
                                              ------------
Insurance--Life & Health (2.3%)
   87,100 AFLAC, Inc.........................    2,275,052
   63,850 Lincoln National Corp..............    3,288,275
                                              ------------
                                                 5,563,327
                                              ------------
Manufacturing (0.6%)
   20,620 Illinois Tool Works, Inc...........    1,471,856
                                              ------------
Medical Instruments (0.7%)
   35,630 Guidant Corp. (b)..................    1,712,022
                                              ------------
Metal & Mineral Production (1.7%)
   36,750 Alcoa, Inc.........................    1,317,488
  142,370 United States Steel Corp...........    2,844,552
                                              ------------
                                                 4,162,040
                                              ------------
Oil & Gas--Exploration & Production Services (9.9%)
    2,539 Apache Corp........................      123,116
   31,630 ChevronTexaco Corp.................    2,650,594
  237,308 Exxon Mobil Corp...................    9,266,876
   77,380 Marathon Oil Corp..................    2,170,509
   32,430 Murphy Oil Corp....................    2,561,970
  100,530 National-Oilwell, Inc. (b).........    1,915,097
   61,120 Noble Drilling Corp. (b)...........    1,954,006
  207,811 Ocean Energy, Inc..................    3,524,475
                                              ------------
                                                24,166,643
                                              ------------
Paper Products (0.4%)
   19,040 Temple-Inland, Inc.................    1,054,054
                                              ------------
Pharmaceuticals (0.9%)
   36,327 Johnson & Johnson..................    2,089,166
                                              ------------
Publishing (1.4%)
   49,880 Gannett Co., Inc...................    3,364,406
                                              ------------
Real Estate (0.7%)
   55,735 Healthcare Realty Trust, Inc.......    1,602,939
                                              ------------
Restaurants (1.2%)
   82,860 Brinker International, Inc. (b)....    2,797,354
                                              ------------

                                   Continued

PACIFIC CAPITAL FUNDS
Value Fund

                 Schedule of Portfolio Investments, Continued
                               January 31, 2002
                                  (Unaudited)

                      Security
 Shares              Description                Value
--------- ---------------------------------- ------------
Common Stocks, continued
Retail (4.4%)
   69,630 BJ's Wholesale Club, Inc. (b)..... $  3,310,907
   56,430 Costco Wholesale Corp. (b)........    2,595,780
  104,771 Target Corp.......................    4,652,880
                                             ------------
                                               10,559,567
                                             ------------
Retail--Food Chain (0.9%)
  104,260 Kroger Co. (b)....................    2,147,756
                                             ------------
Savings & Loans (2.2%)
   78,080 Astoria Financial Corp............    2,265,101
   92,875 Washington Mutual, Inc............    3,187,470
                                             ------------
                                                5,452,571
                                             ------------
Software & Computer Services (3.7%)
   73,200 Computer Associates International,
           Inc..............................    2,522,472
   50,350 DST Systems, Inc. (b).............    2,199,288
  120,709 FileNET Corp. (b).................    2,764,237
   82,040 Sybase, Inc. (b)..................    1,485,744
                                             ------------
                                                8,971,741
                                             ------------
Tobacco & Tobacco Products (0.5%)
   25,924 Philip Morris Cos., Inc...........    1,299,052
                                             ------------
Transportation (0.7%)
   45,260 USFreightways Corp................    1,659,684
                                             ------------
Utilities--Electric (4.5%)
  102,070 Duke Energy Corp..................    3,559,182
   45,040 FPL Group, Inc....................    2,414,594
  199,070 NRG Energy, Inc...................    2,227,593
   55,360 TXU Corp..........................    2,697,139
                                             ------------
                                               10,898,508
                                             ------------

                           Security
    Shares                Description         Value
  ----------            ----------------   ------------
Common Stocks, continued
Utilities--Gas Distribution (1.7%)
   237,005            Williams
                       Cos., Inc.......... $  4,190,248
                                           ------------
Utilities--Telecommunications (7.2%)
    39,860            ALLTEL Corp.........    2,211,433
    88,170            Qwest
                       Communications
                       International,
                       Inc................      925,785
    64,790            SBC
                       Communications,
                       Inc................    2,426,386
    42,760            Sprint Corp.
                       (FON Group)........      756,852
   170,731            Verizon
                       Communications.....    7,913,381
   315,585            WorldCom,
                       Inc. (b)...........    3,171,628
                                           ------------
                                             17,405,465
                                           ------------
  Total Common Stocks (Cost $232,851,333)   227,836,197
                                           ------------
Depositary Receipts (2.0%)
    24,520            DIAMONDS
                       Trust,
                       Series I...........    2,433,120
    21,400            S&P 500
                       Depositary
                       Receipt............    2,422,052
                                           ------------
  Total Depositary Receipts (Cost $4,757,967)    4,855,1
                                           ------------
Investment Companies (4.3%)
10,491,370            LEADER Money
                       Market Fund,
                       Institutional
                       Shares.............   10,491,370
                                           ------------
  Total Investment Companies
   (Cost $10,491,370)                        10,491,370
                                           ------------
  Total Investments
   (Cost $248,100,670) (a)--100.2%          243,182,739
  Liabilities in excess of other assets--(0.2)%     (567
                                           ------------
  Net Assets--100.0%                       $242,615,065
                                           ============

--------
(a) Represents cost for financial reporting purposes and differs from value by net unrealized depreciation of securities as follows:

                       Unrealized
                        appreciation...... $ 24,071,943
                       Unrealized
                        depreciation......  (28,989,874)
                                           ------------
                       Net unrealized
                        depreciation...... $ (4,917,931)
                                           ============

   Aggregate cost for federal income tax purposes is substantially the same.
(b) Non-income producing security.

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS
Small Cap Fund

                       Schedule of Portfolio Investments
                               January 31, 2002
                                  (Unaudited)

                      Security
 Shares              Description                Value
--------- ---------------------------------- -----------
Common Stocks (94.9%)
Aerospace/Defense (2.8%)
   63,800 AAR Corp.......................... $   548,680
    9,825 Alliant Techsystems, Inc. (b).....     874,425
   51,500 Kaman Corp........................     803,400
                                             -----------
                                               2,226,505
                                             -----------
Agricultural Services (2.2%)
   88,000 Agrium, Inc.......................     842,160
   41,600 Delta and Pine Land Co............     888,576
                                             -----------
                                               1,730,736
                                             -----------
Apparel (1.2%)
   53,300 Quiksilver, Inc. (b)..............     978,588
                                             -----------
Banks (9.1%)
   23,600 Associated Banc-Corp..............     817,504
   34,500 Banknorth Group, Inc..............     816,270
   24,600 Community Bank System, Inc........     702,330
   31,389 F.N.B. Corp.......................     869,475
   30,200 FirstMerit Corp...................     813,588
   30,500 Greater Bay Bancorp...............     846,680
   59,100 Local Financial Corp. (b).........     812,625
   33,000 Provident Financial Group, Inc....     773,850
   47,900 Riggs National Corp...............     674,432
                                             -----------
                                               7,126,754
                                             -----------
Building Materials (8.3%)
   12,100 Ameron International Corp.........     774,400
   45,600 Dal-Tile International, Inc. (b)..   1,051,992
   98,900 Louisiana-Pacific Corp............     854,496
   31,100 NCI Building Systems, Inc. (b)....     531,810
   35,900 Nortek, Inc. (b)..................   1,005,200
   24,600 Quanex Corp.......................     720,780
   29,900 Texas Industries, Inc.............   1,109,290
   79,570 U.S. Concrete, Inc. (b)...........     553,043
                                             -----------
                                               6,601,011
                                             -----------
Business Equipment & Services (1.2%)
   38,300 Viad Corp.........................     943,712
                                             -----------
Commercial Services (1.9%)
   24,300 F.Y.I., Inc. (b)..................     684,045
   44,200 Price Communications Corp. (b)....     848,198
                                             -----------
                                               1,532,243
                                             -----------
Computers & Peripherals (2.4%)
  142,000 3Com Corp. (b)....................     849,160
  163,700 Maxtor Corp. (b)..................   1,080,420
                                             -----------
                                               1,929,580
                                             -----------
Consumer Durables (0.9%)
   58,900 American Greetings Corp., Class A.     733,894
                                             -----------
Consumer Goods & Services (2.0%)
   53,900 Elizabeth Arden, Inc. (b).........     542,234
   70,500 Helen of Troy Ltd. (b)............   1,050,450
                                             -----------
                                               1,592,684
                                             -----------
Electronic & Electrical (0.8%)
   50,400 Pioneer-Standard Electronics, Inc.     636,552
                                             -----------

                       Security
 Shares               Description                Value
--------- ----------------------------------- -----------
Common Stocks, continued
Financial Services (3.4%)
   51,900 Annaly Mortgage Management, Inc.... $   879,705
   80,400 Knight Trading Group, Inc. (b).....     812,844
   55,500 MCG Capital Corp...................     981,795
                                              -----------
                                                2,674,344
                                              -----------
Health Care Facilities (2.3%)
   28,500 Province Healthcare Co. (b)........     989,520
   26,300 Triad Hospitals, Inc. (b)..........     833,710
                                              -----------
                                                1,823,230
                                              -----------
Insurance (3.1%)
   26,700 LandAmerica Financial Group, Inc...     721,701
   45,500 PMA Capital Corp., Class A.........     873,600
   30,600 Protective Life Corp...............     881,280
                                              -----------
                                                2,476,581
                                              -----------
Machinery/Equipment (0.9%)
   70,610 Gerber Scientific, Inc.............     684,211
                                              -----------
Manufacturing (3.4%)
   50,000 Cooper Tire & Rubber Co............     771,500
   68,800 Paxar Corp. (b)....................   1,135,200
   45,400 Tredegar Corp......................     807,666
                                              -----------
                                                2,714,366
                                              -----------
Metals (3.1%)
   70,800 AK Steel Holding Corp..............     975,624
   42,500 Allegheny Technologies, Inc........     685,950
   24,100 Mueller Industries, Inc. (b).......     795,059
                                              -----------
                                                2,456,633
                                              -----------
Multimedia (1.1%)
   39,500 Emmis Communications Corp.,
           Class A (b).......................     861,100
                                              -----------
Oil & Gas--Exploration & Production Services (5.0%)
   45,300 Cal Dive International, Inc. (b)...   1,048,695
   48,600 National-Oilwell, Inc. (b).........     925,830
   52,600 Newpark Resources, Inc. (b)........     368,726
   16,000 Noble Affiliates, Inc..............     520,000
   15,300 Pennzoil-Quaker State Co...........     211,752
  118,900 Petroleum Geo-Services ASA, ADR (b)     862,025
                                              -----------
                                                3,937,028
                                              -----------
Paper Products (1.1%)
   56,700 P.H. Glatfelter and Co.............     853,902
                                              -----------
Publishing (1.2%)
   25,800 Valassis Communications, Inc. (b)..     953,568
                                              -----------
Real Estate (8.7%)
   71,700 America First Mortgage Investments,
           Inc...............................     638,130
   27,700 FBR Asset Investment Corp..........     746,792
   31,900 Glimcher Realty Trust..............     571,010
   21,800 Healthcare Realty Trust, Inc.......     626,968
   73,300 Innkeepers USA Trust...............     758,655
   24,600 Macerich Co........................     678,222
   24,600 Manufactured Home Communities, Inc.     794,580
   19,700 Shurgard Storage Centers, Inc......     652,070
   29,100 Summit Properties, Inc.............     645,438

                                   Continued

PACIFIC CAPITAL FUNDS
Small Cap Fund

                 Schedule of Portfolio Investments, Continued
                               January 31, 2002
                                  (Unaudited)

                       Security
 Shares               Description                Value
--------- ----------------------------------- -----------
Common Stocks, continued
Real Estate, continued
   44,200 Taubman Centers, Inc............... $   682,006
                                              -----------
                                                6,793,871
                                              -----------
Recreational Products (2.4%)
   54,700 Hasbro, Inc........................     902,550
   24,900 National R.V. Holdings, Inc. (b)...     247,755
   16,100 Toro Co............................     788,095
                                              -----------
                                                1,938,400
                                              -----------
Retail (6.2%)
   37,200 American Eagle Outfitters, Inc. (b)     946,368
   40,800 Cato Corp., Class A................     870,672
   76,300 Intimate Brands, Inc...............   1,392,475
   14,800 Payless ShoeSource, Inc. (b).......     861,360
   86,300 Saks, Inc. (b).....................     869,904
                                              -----------
                                                4,940,779
                                              -----------
Savings & Loans (5.6%)
   77,000 BankAtlantic Bancorp, Inc., Class A     864,710
    9,100 Downey Financial Corp..............     418,600
   24,600 First Essex Bancorp, Inc...........     637,140
   25,600 Parkvale Financial Corp............     565,222
   32,800 PFF Bancorp, Inc...................     967,600
   78,900 Sovereign Bancorp, Inc.............   1,011,498
                                              -----------
                                                4,464,770
                                              -----------
Software & Computer Services (2.0%)
  191,000 Novell, Inc. (b)...................     998,930
   62,100 SS&C Technologies, Inc. (b)........     571,339
                                              -----------
                                                1,570,269
                                              -----------
Telecommunications--Services & Equipment (0.8%)
  111,700 Ditech Communications Corp. (b)....     664,615
                                              -----------
Transportation (2.9%)
   35,375 Heartland Express, Inc. (b)........   1,239,894
   43,300 Swift Transportation Co., Inc. (b).   1,064,314
                                              -----------
                                                2,304,208
                                              -----------

                          Security
   Shares                Description               Value
  ---------   --------------------------------  -----------
Common Stocks, continued
Utilities--Electric (4.0%)
   34,500     ALLETE, Inc...................... $   919,770
   23,400     Conectiv, Inc....................     577,512
   20,500     IDACORP, Inc.....................     775,720
   54,900     Sierra Pacific Resources.........     877,851
                                                -----------
                                                  3,150,853
                                                -----------
Utilities--Gas (2.3%)
   19,000     Energen Corp.....................     435,100
   19,300     NUI Corp.........................     442,356
   32,400     UGI Corp.........................     919,836
                                                -----------
                                                  1,797,292
                                                -----------
Wholesale Distribution (2.6%)
   60,100     Central Garden & Pet Co. (b).....     459,164
   56,500     Handleman Co. (b)................     671,220
   46,100     MCSi, Inc. (b)...................     936,291
                                                -----------
                                                  2,066,675
                                                -----------
  Total Common Stocks (Cost $64,346,060)         75,158,954
                                                -----------
Depositary Receipts (4.0%)
   24,700     iShares Russell 2000 Value Index
               Fund............................   3,206,307
                                                -----------
  Total Depositary Receipts (Cost $3,182,842)     3,206,307
                                                -----------
Investment Companies (2.4%)
1,915,797     LEADER Money Market Fund,
               Institutional Shares............   1,915,797
                                                -----------
  Total Investment Companies (Cost $1,915,797)    1,915,797
                                                -----------
  Total Investments (Cost $69,444,699)
   (a)--101.3%                                   80,281,058
                                                -----------
  Liabilities in excess of other assets--(1.3)%  (1,053,438)
                                                -----------
  Net Assets--100.0%                            $79,227,620
                                                ===========

--------
(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

                    Unrealized appreciation.... $13,258,892
                    Unrealized depreciation....  (2,422,533)
                                                -----------
                    Net unrealized appreciation $10,836,359
                                                ===========

   Aggregate cost for federal income tax purposes is substantially the same.
(b) Non-income producing security.
ADR--American Depositary Receipt

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS
Balanced Fund

                       Schedule of Portfolio Investments
                               January 31, 2002
                                  (Unaudited)

 Shares                 Security Description                   Value
--------- ------------------------------------------------- ------------
Common Stocks (59.1%)
Banks (0.5%)
   23,530 FleetBoston Financial Corp....................... $    791,079
                                                            ------------
Beverages (1.9%)
   36,370 Anheuser-Busch Cos., Inc.........................    1,719,210
   30,400 PepsiCo, Inc.....................................    1,522,736
                                                            ------------
                                                               3,241,946
                                                            ------------
Business Equipment & Services (2.4%)
   27,760 Deluxe Corp......................................    1,277,238
   30,720 KPMG Consulting, Inc. (b)........................      509,952
    7,180 Omnicom Group, Inc...............................      627,317
   45,322 Paychex, Inc.....................................    1,663,317
                                                            ------------
                                                               4,077,824
                                                            ------------
Chemicals (0.3%)
   12,610 E.I. du Pont de Nemours & Co.....................      556,984
                                                            ------------
Computers & Peripherals (2.8%)
  126,882 Cisco Systems, Inc. (b)..........................    2,512,263
   77,920 EMC Corp. (b)....................................    1,277,888
   83,830 Sun Microsystems, Inc. (b).......................      902,011
                                                            ------------
                                                               4,692,162
                                                            ------------
Consumer Durable (1.0%)
   28,320 Harley-Davidson, Inc.............................    1,614,240
                                                            ------------
Consumer Goods & Services (0.3%)
    6,230 Procter & Gamble Co..............................      508,866
                                                            ------------
Diversified Operations (1.8%)
   24,700 Honeywell International, Inc.....................      830,167
   62,400 Tyco International Ltd...........................    2,193,360
                                                            ------------
                                                               3,023,527
                                                            ------------
Electrical Equipment (2.4%)
  108,400 General Electric Co..............................    4,027,060
                                                            ------------
Electronic Components/Instruments (2.2%)
   68,240 Flextronics International Ltd. (b)...............    1,514,928
   81,050 Sanmina-SCI Corp. (b)............................    1,189,814
   54,440 Vishay Intertechnology, Inc. (b).................    1,013,128
                                                            ------------
                                                               3,717,870
                                                            ------------
Electronics--Semiconductors (2.2%)
    8,220 Applied Materials, Inc. (b)......................      358,803
   45,280 Intel Corp.......................................    1,586,611
   14,890 International Rectifier Corp. (b)................      620,020
   39,270 Texas Instruments, Inc...........................    1,225,617
                                                            ------------
                                                               3,791,051
                                                            ------------
Entertainment (1.0%)
   66,210 AOL Time Warner, Inc. (b)........................    1,741,985
                                                            ------------
Financial Services (6.2%)
   46,210 Alliance Capital Management Holding L.P..........    1,959,304
   13,710 American Express Co..............................      491,504
   33,440 Capital One Financial Corp.......................    1,677,685
   56,590 J.P. Morgan Chase & Co...........................    1,926,890
   54,000 Morgan Stanley Dean Witter & Co..................    2,969,999
   48,170 Stilwell Financial, Inc..........................    1,225,927
                                                            ------------
                                                              10,251,309
                                                            ------------

 Shares                 Security Description                   Value
--------- ------------------------------------------------- ------------
Common Stocks, continued
Health Care (2.1%)
   18,715 Cardinal Health, Inc............................. $  1,233,506
   24,210 Lincare Holdings, Inc. (b).......................      643,502
   13,600 WellPoint Health Networks, Inc. (b)..............    1,725,703
                                                            ------------
                                                               3,602,711
                                                            ------------
Health Care Facilities (0.8%)
   22,250 Tenet Healthcare Corp. (b).......................    1,419,328
                                                            ------------
Insurance (2.9%)
   40,888 American International Group, Inc................    3,031,845
   18,305 Marsh & McLennan Cos., Inc.......................    1,864,364
                                                            ------------
                                                               4,896,209
                                                            ------------
Insurance--Life & Health (0.7%)
   43,380 AFLAC, Inc.......................................    1,133,086
                                                            ------------
Medical Instruments (0.8%)
   29,090 Medtronic, Inc...................................    1,433,264
                                                            ------------
Medical Supplies (0.4%)
   11,770 Baxter International, Inc........................      657,119
                                                            ------------
Medical-Biotechnology (1.6%)
   16,320 Amgen, Inc. (b)..................................      905,760
   28,810 Applied Biosystems Group.........................      643,327
   31,080 Waters Corp. (b).................................    1,075,368
                                                            ------------
                                                               2,624,455
                                                            ------------
Oil & Gas--Exploration & Production Services (3.0%)
    5,920 ChevronTexaco Corp...............................      496,096
   67,020 Exxon Mobil Corp.................................    2,617,131
   33,820 Marathon Oil Corp................................      948,651
    9,400 Noble Drilling Corp. (b).........................      300,518
   36,160 Ocean Energy, Inc................................      613,274
                                                            ------------
                                                               4,975,670
                                                            ------------
Pharmaceuticals (3.4%)
   15,900 Bristol-Myers Squibb Co..........................      721,383
   20,110 Elan Corp. PLC, ADR (b)..........................      564,890
   16,844 Johnson & Johnson................................      968,698
   19,170 Lilly (Eli) & Co.................................    1,439,667
   30,186 Pfizer, Inc......................................    1,257,851
   24,050 Schering-Plough Corp.............................      778,739
                                                            ------------
                                                               5,731,228
                                                            ------------
Publishing (0.3%)
    8,580 McGraw-Hill Cos., Inc............................      549,806
                                                            ------------
Real Estate (1.8%)
   55,350 Healthcare Realty Trust, Inc.....................    1,591,866
   54,980 iStar Financial, Inc.............................    1,422,882
                                                            ------------
                                                               3,014,748
                                                            ------------
Restaurants (1.5%)
   39,580 Brinker International, Inc. (b)..................    1,336,221
   48,570 Starbucks Corp. (b)..............................    1,154,509
                                                            ------------
                                                               2,490,730
                                                            ------------
Retail (5.1%)
   27,070 Costco Wholesale Corp. (b).......................    1,245,220
   29,740 Home Depot, Inc..................................    1,489,677
   29,284 Kohl's Corp. (b).................................    1,941,236

                                   Continued

PACIFIC CAPITAL FUNDS
Balanced Fund

                 Schedule of Portfolio Investments, Continued
                               January 31, 2002
                                  (Unaudited)

Shares or
Principal
 Amount                  Security Description                   Value
---------- ------------------------------------------------- ------------
Common Stocks, continued
Retail, continued
    50,320 Wal-Mart Stores, Inc............................. $  3,018,195
    26,230 Walgreen Co......................................      951,624
                                                             ------------
                                                                8,645,952
                                                             ------------
Retail-Food Chain (0.9%)
    37,940 Safeway, Inc. (b)................................    1,534,673
                                                             ------------
Savings & Loans (0.7%)
    36,540 Washington Mutual, Inc...........................    1,254,053
                                                             ------------
Software & Computer Services (3.8%)
    27,420 DST Systems, Inc. (b)............................    1,197,706
    40,600 Microsoft Corp. (b)..............................    2,586,626
   112,520 Oracle Corp. (b).................................    1,942,095
    17,000 VERITAS Software Corp. (b).......................      723,350
                                                             ------------
                                                                6,449,777
                                                             ------------
Telecommunications--Services & Equipment (0.2%)
    22,550 Tellabs, Inc. (b)................................      348,623
                                                             ------------
Utilities--Diversified (0.3%)
    21,280 Dynegy, Inc., Class A............................      507,528
                                                             ------------
Utilities--Gas Distribution (0.9%)
    85,130 Williams Cos., Inc...............................    1,505,098
                                                             ------------
Utilities--Telecommunications (2.9%)
    50,060 ALLTEL Corp......................................    2,777,329
    47,500 Qwest Communications International, Inc..........      498,750
    36,412 Verizon Communications...........................    1,687,696
                                                             ------------
                                                                4,963,775
                                                             ------------
  Total Common Stocks (Cost $97,094,790)                       99,773,736
                                                             ------------
Corporate Bonds (18.2%)
Banks--Domestic (0.7%)
$1,250,000 Mercantile Safe Deposit & Trust, 5.70%, 11/15/11.    1,197,485
                                                             ------------
Banks--Foreign (2.3%)
   325,000 Bayerische Landesbank-NY, 6.20%, 2/9/06..........      331,719
 2,500,000 KFW International Finance, 5.25%, 6/28/06........    2,540,265
 1,000,000 Westdeutsche Landesbank, 6.75%, 6/15/05..........    1,073,353
                                                             ------------
                                                                3,945,337
                                                             ------------
Electrical Equipment (0.8%)
 1,250,000 Emerson Electric Co., 7.88%, 6/1/05..............    1,368,784
                                                             ------------
Financial Services (4.1%)
   800,000 General Electric Capital Corp, 5.38%, 4/23/04....      830,066
 1,000,000 Goldman Sachs Group, Inc., 6.88%, 1/15/11........    1,028,296
 1,000,000 Merrill Lynch & Co., Inc., 6.00%, 2/12/03........    1,030,114
 1,800,000 Pitney Bowes Credit Corp., 5.75%, 8/15/08........    1,797,680

Principal
 Amount                  Security Description                   Value
---------- ------------------------------------------------- ------------
Corporate Bonds, continued
Financial Services, continued
$2,000,000 Wells Fargo & Co., 5.90%, 5/21/06................ $  2,061,677
                                                             ------------
                                                                6,747,833
                                                             ------------
Food Distributors (0.6%)
 1,000,000 SYSCO Corp., 6.50%, 6/15/05......................    1,059,712
                                                             ------------
Insurance (1.3%)
 1,500,000 GE Global Insurance Corp., 7.75%, 6/15/30........    1,706,949
   525,000 John Hancock Financial Services, 5.63%, 12/1/08..      519,378
                                                             ------------
                                                                2,226,327
                                                             ------------
Oil & Gas--Exploration & Production Services (1.2%)
 1,909,000 Rowan Cos., Inc., Title XI Shipping Bonds, 5.88%,
            3/15/12, U.S. Government Guaranteed.............    1,973,572
                                                             ------------
Pharmaceuticals (1.8%)
 1,000,000 Johnson & Johnson, 8.72%, 11/1/24................    1,136,678
   140,000 Zeneca Wilmington, Inc., 6.30%, 6/15/03..........      145,921
 1,635,000 Zeneca Wilmington, Inc., 7.00%, 11/15/23.........    1,744,808
                                                             ------------
                                                                3,027,407
                                                             ------------
Retail (0.6%)
 1,000,000 Wal-Mart Stores, Inc., 7.50%, 5/15/04............    1,083,986
                                                             ------------
Supranational Agency (2.9%)
 1,165,000 European Investment Bank, 4.88%, 9/6/06, MTN.....    1,157,071
 1,000,000 Inter-American Development Bank, 8.50%, 3/15/11..    1,194,777
 1,375,000 Inter-American Development Bank, 6.80%, 10/15/25.    1,467,131
 1,000,000 International Bank for Reconstruction &
            Development, 3.50%, 10/22/04, MTN...............      989,189
                                                             ------------
                                                                4,808,168
                                                             ------------
Telecommunications--Services & Equipment (0.6%)
 1,000,000 Pacific Bell, 6.25%, 3/1/05......................    1,051,464
                                                             ------------
Tools & Accessories (0.3%)
   500,000 Snap-on, Inc., 6.25%, 8/15/11....................      488,136
                                                             ------------
Transportation (1.0%)
 1,540,048 FedEx Corp., Pass Thru Certificates, 7.50%,
            1/15/18.........................................    1,656,704
                                                             ------------
  Total Corporate Bonds (Cost $29,495,273)                     30,634,915
                                                             ------------
Private Placements (3.5%)
Financial Services (1.1%)
 1,875,000 AIG SunAmerica Global Financing V, 5.20%, 5/10/04
            (c).............................................    1,929,231
                                                             ------------
Insurance (1.3%)
 2,000,000 Monumental Global Funding II, 6.05%, 1/19/06 (c).    2,049,807
                                                             ------------

                                   Continued

PACIFIC CAPITAL FUNDS
Balanced Fund

                 Schedule of Portfolio Investments, Continued
                               January 31, 2002
                                  (Unaudited)

 Principal
  Amount                   Security Description                    Value
 ----------  -------------------------------------------------  ------------
Private Placements, continued
Minerals (1.1%)
$1,750,000   North Finance (Bermuda) Ltd., 7.00%, 9/15/05 (c).. $  1,850,727
                                                                ------------
  Total Private Placements (Cost $5,700,973)                       5,829,765
                                                                ------------
U.S. Government Agencies (10.7%)
Federal Home Loan Bank (1.7%)
   900,000   4.88%, 11/15/06...................................      900,437
 1,675,000   7.63%, 5/14/10....................................    1,901,730
                                                                ------------
                                                                   2,802,167
                                                                ------------
Federal Home Loan Mortgage Corp. (2.5%)
 2,000,000   5.00%, 1/15/04....................................    2,059,308
 2,000,000   7.00%, 3/15/10....................................    2,193,078
                                                                ------------
                                                                   4,252,386
                                                                ------------
Federal National Mortgage Assoc. (4.5%)
 1,050,000   5.50%, 5/2/06.....................................    1,081,889
 3,000,000   5.75%, 7/26/06....................................    3,054,708
 1,275,000   6.63%, 11/15/10...................................    1,366,750
 2,000,000   6.63%, 11/15/30...................................    2,102,084
                                                                ------------
                                                                   7,605,431
                                                                ------------
Small Business Administration Corp. (1.4%)
   991,214   6.34%, 8/1/11.....................................    1,006,694
 1,329,598   6.70%, 3/1/16.....................................    1,392,137
                                                                ------------
                                                                   2,398,831
                                                                ------------

   Shares or
   Principal
    Amount                      Security Description                     Value
  ----------    -------------------------------------------------     ------------
U.S. Government Agencies, continued
Tennessee Valley Authority (0.6%)
$1,000,000      5.38%, 11/13/08...................................... $    996,157
                                                                      ------------
  Total U.S. Government Agencies
   (Cost $17,359,612)                                                   18,054,972
                                                                      ------------
U.S. Treasury Bonds (3.9%)
   950,000      9.38%, 2/15/06.......................................    1,130,204
 1,030,000      7.25%, 5/15/16.......................................    1,200,916
 3,200,000      7.88%, 2/15/21.......................................    4,013,500
    55,000      7.13%, 2/15/23.......................................       64,599
   100,000      6.25%, 8/15/23.......................................      106,856
                                                                      ------------
  Total U.S. Treasury Bonds (Cost $6,098,887)                            6,516,075
                                                                      ------------
U.S. Treasury Notes (1.7%)
   800,000      7.25%, 5/15/04.......................................      868,406
 1,900,000      6.50%, 5/15/05.......................................    2,052,076
                                                                      ------------
  Total U.S. Treasury Notes (Cost $2,712,619)                            2,920,482
                                                                      ------------
Investment Companies (2.5%)
 4,285,207      LEADER Money Market Fund, Institutional Shares.......    4,285,207
                                                                      ------------
  Total Investment Companies (Cost $4,285,207)                           4,285,207
                                                                      ------------
  Total Investments (Cost $162,747,361)
   (a)--99.6%                                                          168,015,152
  Other assets in excess of liabilities--0.4%                              625,976
                                                                      ------------
  Net Assets--100.0%                                                  $168,641,128
                                                                      ============

--------
(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

                   Unrealized appreciation.... $ 18,366,136
                   Unrealized depreciation....  (13,098,345)
                                               ------------
                   Net unrealized appreciation $  5,267,791
                                               ============

   Aggregate cost for federal income tax purposes is substantially the same.
(b) Non-income producing security.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
ADR--American Depositary Receipt
MTN--Medium Term Note
PLC--Public Limited Company

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                         Notes to Financial Statements
                               January 31, 2002
                                  (Unaudited)

1. Organization

  Pacific Capital Funds (the "Trust") was organized on October 30, 1992, and is registered under the Investment Company Act of 1940, as amended ("the 1940 Act"), as an open-end management investment company established as a Massachusetts business trust. The Trust currently consists of the following investment portfolios (individually, a "Fund" and collectively, the "Funds"):
  Growth Stock Fund, Growth and Income Fund, New Asia Growth Fund, Diversified Fixed Income Fund, Ultra Short Government Fund, Short Intermediate U.S. Government Securities Fund (formerly the Short Intermediate U.S. Treasury Securities Fund), Tax-Free Securities Fund, Tax-Free Short Intermediate Securities Fund, International Stock Fund, Value Fund, Small Cap Fund, and Balanced Fund. The Trust is authorized to issue an unlimited number of shares without par value in three classes of shares for each Fund: Class A (formerly known as Retail Class), Class B and Class Y (formerly known as Institutional Class). The Class Y shares commenced operations on October 14, 1994 when the Trust identified those Institutional Shareholders that were part of Class A (as of October 13, 1994) and transferred the Shareholders into Class Y. As of January 31, 2002, Growth Stock Fund, Growth and Income Fund, New Asia Growth Fund, Diversified Fixed Income Fund, Ultra Short Government Fund, Tax-Free Securities Fund, International Stock Fund, Value Fund, Small Cap Fund, and Balanced Fund have issued Class B shares. Each class of shares for each Fund has identical rights and privileges except with respect to sales charges, distribution (12b-1) fees paid by Class A and B shares, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares.

2. Significant Accounting Policies

  The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  Securities Valuation:

  Investments of the Funds for which the primary market is a national securities exchange or the National Association of Securities Dealers Automated Quotation National Market System are valued at last reported sale price on the day of valuation. In the absence of any sale of such securities on the valuation date, the valuations are based on the mean of the latest quoted bid and asked prices. Securities, including thinly traded, unlisted, and restricted securities, for which market quotations are not readily available, are valued at fair market value by The Asset Management Group of Bank of Hawaii (the "Advisor") under the supervision of the Trust's Board of Trustees. Investments in investment companies are valued at their respective net asset values as reported by such companies. Money market instruments and other debt securities maturing in 60 days or less are valued at either amortized cost, which approximates market value, or at original cost which combined with accrued interest, approximates market value. Under the amortized cost valuation method, the discount or premium is amortized on a constant basis to the maturity of the security. Investments in foreign securities, currency holdings and other assets and liabilities of New Asia Growth Fund and International Stock Fund are valued based on quotations from the primary market in which they are traded and translated from the local currency into U.S. dollars using current exchange rates. The differences between the cost and market value of securities held by the Funds are reflected as either unrealized appreciation or depreciation.

                                   Continued

PACIFIC CAPITAL FUNDS

                               January 31, 2002
                                  (Unaudited)


  Securities Transactions and Related Income:

  Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date and is reduced by applicable foreign taxes withheld. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

  Foreign Currency Translation:

  The accounting records of the Trust are maintained in U.S. dollars. Investment securities and other assets and liabilities of the New Asia Growth Fund and International Stock Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transactions.

  The New Asia Growth Fund and International Stock Fund isolate that portion of the results of operations resulting from changes in currency exchange rates from the fluctuation arising from changes in market prices of securities held.

  Reported net realized foreign exchange gains or losses arise from sales and maturities of portfolio securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the differences between the amounts of assets and liabilities recorded and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized foreign currency appreciation or depreciation arises from changes in the values of assets and liabilities, including investments in securities, resulting from changes in currency exchange rates.

  Risks Associated with Foreign Securities and Currencies:

  Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

  Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers or industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to the New Asia Growth Fund and International Stock Fund and, to a lesser extent, Growth Fund, Growth and Income Fund, Value Fund and Balanced Fund and may result in a lack of liquidity and a high price volatility with respect to securities of issuers from developing countries.

  Forward Currency Exchange Contracts:

  The New Asia Growth Fund and International Stock Fund may from time to time enter into foreign currency exchange contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange contract is an obligation by a Fund to purchase or sell a specific foreign currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in "cross" currency foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund's foreign currency contracts might be considered spot (typically a contract of one week or less) contract or forward (contract length over one week) contracts. Spot contracts are entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction,

                                   Continued

PACIFIC CAPITAL FUNDS

                               January 31, 2002
                                  (Unaudited)

  such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. These Funds enter into foreign currency exchange contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts for the purpose of earning foreign currency gains). Foreign currency exchange contracts are adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward foreign exchange currency contract or if the value of the foreign currency changes unfavorably.

  Securities Purchased on a When-Issued Basis and Forward Commitments:

  The Funds may purchase securities on a "when-issued" basis and may also purchase or sell securities on a forward commitment basis. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. The values of securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their values, are taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. In the case of when-issued securities, the Funds do not accrue interest or dividends until the underlying securities are received.

  Dividends to Shareholders:

  Dividends from net investment income are declared daily and paid monthly for the Diversified Fixed Income Fund, Ultra Short Government Fund, Short Intermediate U.S. Government Securities Fund, Tax-Free Securities Fund and Tax-Free Short Intermediate Securities Fund. Dividends from net investment income are declared and paid monthly for the Balanced Fund. Dividends from net investment income are declared and paid quarterly for the Growth Stock Fund, Growth and Income Fund, New Asia Growth Fund, International Stock Fund, Value Fund and Small Cap Fund. Distributable net realized capital gains, if any, are declared and distributed annually.

  The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

  Federal Income Taxes:

  It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Withholding taxes on foreign dividends have been paid or provided for in accordance with applicable country's tax rules and rates.

                                   Continued

PACIFIC CAPITAL FUNDS

                               January 31, 2002
                                  (Unaudited)


  Concentration of Credit Risk:

  The Tax-Free Securities Fund and the Tax-Free Short Intermediate Securities Fund have a majority of their investments in the securities of issuers in Hawaii. Such concentration may subject the Fund to the effects of economic changes occurring within that State.

  Other:

  Expenses that are directly related to one Fund are charged directly to that Fund. Other operating expenses for the Funds or the Trust are prorated to the Funds on the basis of relative net assets or other appropriate basis.

3. Purchases and Sales of Securities

  Purchases and sales of securities (excluding short-term securities) for the six months ended January 31, 2002 are as follows:

                                                         Purchases     Sales
                                                        ----------- -----------
 Growth Stock Fund..................................... $62,497,952 $93,588,222
 Growth and Income Fund................................  28,977,893  37,121,006
 New Asia Growth Fund..................................   6,335,444   8,699,721
 Diversified Fixed Income Fund.........................  89,681,161  96,751,755
 Ultra Short Government Fund...........................  61,314,708   6,740,000
 Short Intermediate U.S. Government Securities Fund....  24,692,756  16,680,273
 Tax-Free Securities Fund..............................  48,166,139  50,220,708
 Tax-Free Short Intermediate Securities Fund...........  13,078,263   9,444,699
 International Stock Fund..............................  79,435,524  91,147,426
 Value Fund............................................  70,828,255  48,767,947
 Small Cap Fund........................................  37,836,486  20,779,502
 Balanced Fund.........................................  52,582,202  56,710,277

4. Related Party Transactions

  Investment advisory services are provided to the Trust by the Advisor. Under the terms of the investment advisory agreement with the Trust, the Advisor is entitled to receive fees based on a percentage of the average net assets of the Funds.

  First State (Hong Kong) LLC is the Sub-Advisor to the New Asia Growth Fund. Nicholas-Applegate Capital Management ("NACM") is the Sub-Advisor to the International Stock Fund and the Small Cap Fund. All sub-advisory fees are borne by the Advisor and not the Funds.

  BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), BISYS Fund Services, Inc. ("BISYS Services") and BISYS Fund Services Ohio, Inc. ("BISYS Ohio") are subsidiaries of The BISYS Group, Inc. BISYS, with which certain officers of the Trust are affiliated, serves the Trust as principal underwriter and distributor. Such officers are not paid any fees directly by the Funds for serving as officers of the Trust. BISYS Ohio serves the Trust as administrator. Under the terms of a management and administration agreement, BISYS Ohio's fees are computed at an annual rate of 0.20% of the average daily net assets of each Fund. Effective February 1, 2002, these fees will be computed at 0.16% of the average daily net assets of each Fund.

                                   Continued

PACIFIC CAPITAL FUNDS

                               January 31, 2002
                                  (Unaudited)


  The Trust has adopted for the Class A and Class B shares of each of the Funds a Class A Distribution Plan and a Class B Distribution Plan ("the Plans") pursuant to Rule 12b-1 under the 1940 Act. Under the Plans each Fund pays BISYS a fee which will not exceed on an annual basis, 0.75% and 1.00%, respectively, of the average daily net assets attributable to the Class A and Class B shares of each Fund. These fees are for payments BISYS makes to banks, including the Advisor, other institutions and broker/dealers, and for expenses BISYS and any of its affiliates or subsidiaries incur for providing distribution or shareholder service assistance.

  Class A shares of the Growth Stock Fund, Growth and Income Fund, Diversified Fixed Income Fund, Tax-Free Securities Fund, Value Fund and Balanced Fund are subject to a 4.00% sales charge at the time of purchase. Class A shares of the New Asia Growth Fund, International Stock Fund and Small Cap Fund are subject to a 5.25% sales charge at the time of purchase. Class A shares of the Tax-Free Short Intermediate Securities Fund and Short Intermediate U.S. Government Securities Fund are subject to a 2.25% sales charge at the time of purchase. Class A shares of the Ultra Short Government Fund are subject to a 1.75% sales charge at the time of purchase. Class B shares are subject to a Contingent Deferred Sales Charge (CDSC) on redemptions of shares made within six years of purchase. The applicable CDSC is equal to a percentage of the lesser of the net asset value per share at the date of the original purchase or at the date of redemption, according to the following chart:

   Year of Redemption                                                    CDSC
   ------------------                                                    ----
   First................................................................  5%
   Second...............................................................  4
   Third................................................................  3
   Fourth...............................................................  3
   Fifth................................................................  2
   Sixth................................................................  1

  For the six months ended January 31, 2002, BISYS, as the Trust's principal underwriter, received approximately $138,768 from commissions on sales of Class A and Class B shares, of which $138,648 was reallowed to other dealers.

  BISYS Ohio serves the Trust as fund accountant. Under the terms of a fund accounting agreement, BISYS Ohio is entitled to receive fees based on a percentage of average daily net assets of each Fund and is reimbursed for certain out-of-pocket expenses incurred in providing fund accounting services. Effective February 1, 2002, the terms of the new fund accounting agreement changed from a fee based on a percentage of average daily net assets to a fixed dollar fee per Fund.

  BISYS Services serves as the Transfer Agent for the Funds. Under the terms of transfer agency agreement, BISYS Services is entitled to receive fees and reimbursement for certain out-of-pocket expenses incurred in providing transfer agent services. Effective February 1, 2002, BISYS Ohio replaced BISYS Services as the Transfer Agent for the Funds.

  Fees may be voluntarily reduced or expenses reimbursed to assist the Funds in maintaining competitive expense ratios.

                                   Continued

PACIFIC CAPITAL FUNDS

                               January 31, 2002
                                  (Unaudited)


  Information regarding these transactions for the six months ended January 31, 2002 is as follows:

                                            Investment Advisory Fees
                                            ------------------------
                                            Annual Fee
                                               as a
                                            Percentage               Administration
                                            of Average      Fees          Fees        12b-1 Fees    Total Fees
                                            Daily Net    Voluntarily  Voluntarily     Voluntarily   Voluntarily
                                              Assets       Reduced      Reduced     Reduced-Class A   Reduced
                                            ----------   ----------- -------------- --------------- -----------
Growth Stock Fund..........................   0.80%       $     --      $ 67,111        $48,584      $115,695
Growth and Income Fund.....................   0.80%             --        33,551         21,365        54,916
New Asia Growth Fund.......................   0.90%             --         4,953          3,909         8,862
Diversified Fixed Income Fund..............   0.60%        178,595        47,626         18,820       245,041
Ultra Short Government Fund................   0.40%        293,596       161,279         42,324       497,199
Short Intermediate U.S. Government
 Securities Fund...........................   0.50%         62,804        17,264          2,903        82,971
Tax-Free Securities Fund...................   0.60%        357,143        95,239         24,376       476,758
Tax-Free Short Intermediate Securities Fund   0.50%         22,644        11,322          4,717        38,683
International Stock Fund...................   1.10%         32,774        13,110          4,139        50,023
Value Fund.................................   0.80%             --        47,834          5,722        53,556
Small Cap Fund.............................   1.10%         34,250        13,700          2,458        50,408
Balanced Fund..............................   0.80%         86,965        34,787            725       122,477

                                   Continued

PACIFIC CAPITAL FUNDS

                               January 31, 2002
                                  (Unaudited)


5. Capital Share Transactions:

  Transactions in capital shares for the Trust were as follows:

                            Growth Stock Fund       Growth and Income Fund
                        -------------------------  ------------------------
                           Amount        Shares       Amount       Shares
                        -------------  ----------  ------------  ----------
                         For the Six Months Ended  For the Six Months Ended
                             January 31, 2002          January 31, 2002
                        -------------------------  ------------------------
                               (Unaudited)                (Unaudited)
   Class A:
   Shares issued....... $     428,768      45,577  $    327,753      25,527
   Shares redeemed.....    (2,343,073)   (249,360)     (942,598)    (75,233)
                        -------------  ----------  ------------  ----------
   Net Change.......... $  (1,914,305)   (203,783) $   (614,845)    (49,706)
                        =============  ==========  ============  ==========
   Class B:
   Shares issued....... $     572,003      63,404  $    307,344      25,489
   Shares redeemed.....    (1,740,381)   (196,790)     (989,005)    (82,381)
                        -------------  ----------  ------------  ----------
   Net Change.......... $  (1,168,378)   (133,386) $   (681,661)    (56,892)
                        =============  ==========  ============  ==========
   Class Y:
   Shares issued....... $  23,563,046   2,462,130  $ 19,273,504   1,521,244
   Dividends reinvested            --          --        10,957         890
   Shares redeemed.....   (48,560,711) (5,026,548)  (24,742,097) (1,926,259)
                        -------------  ----------  ------------  ----------
   Net Change.......... $ (24,997,665) (2,564,418) $ (5,457,636)   (404,125)
                        =============  ==========  ============  ==========

                            For the Year Ended        For the Year Ended
                              July 31, 2001              July 31, 2001
                        -------------------------  ------------------------
   Class A:
   Shares issued....... $   8,278,288     598,151  $  2,977,356     179,848
   Dividends reinvested     6,944,209     509,854     1,536,518      92,007
   Shares redeemed.....    (6,717,107)   (513,066)   (2,602,433)   (163,565)
                        -------------  ----------  ------------  ----------
   Net Change.......... $   8,505,390     594,939  $  1,911,441     108,290
                        =============  ==========  ============  ==========
   Class B:
   Shares issued....... $  10,566,896     741,741  $  4,437,667     262,372
   Dividends reinvested     7,262,228     549,752     2,014,824     124,065
   Shares redeemed.....    (4,698,186)   (345,283)   (2,338,675)   (145,133)
                        -------------  ----------  ------------  ----------
   Net Change.......... $  13,130,938     946,210  $  4,113,816     241,304
                        =============  ==========  ============  ==========
   Class Y:
   Shares issued....... $ 119,123,167   8,931,292  $ 72,466,713   4,380,566
   Dividends reinvested    98,729,066   7,123,309    19,737,825   1,176,299
   Shares redeemed.....  (126,294,226) (9,745,714)  (55,062,586) (3,375,916)
                        -------------  ----------  ------------  ----------
   Net Change.......... $  91,558,007   6,308,887  $ 37,141,952   2,180,949
                        =============  ==========  ============  ==========

                                   Continued

PACIFIC CAPITAL FUNDS

                               January 31, 2002
                                  (Unaudited)


5. Capital Share Transactions (continued):

                                                   Diversified Fixed Income
                           New Asia Growth Fund              Fund
                         ------------------------  ------------------------
                            Amount       Shares       Amount       Shares
                         ------------  ----------  ------------  ----------
                         For the Six Months Ended  For the Six Months Ended
                             January 31, 2002          January 31, 2002
                         ------------------------  ------------------------
                                (Unaudited)               (Unaudited)
    Class A:
    Shares issued....... $    845,068      94,088  $    612,368      55,995
    Dividends reinvested           --          --       178,913      16,213
    Shares redeemed.....   (1,001,820)   (109,345)   (2,309,915)   (210,784)
                         ------------  ----------  ------------  ----------
    Net Change.......... $   (156,752)    (15,257) $ (1,518,634)   (138,576)
                         ============  ==========  ============  ==========
    Class B:
    Shares issued....... $         --          --  $    537,462      48,980
    Dividends reinvested           --          --        87,616       7,955
    Shares redeemed.....      (66,997)     (7,815)     (233,294)    (21,344)
                         ------------  ----------  ------------  ----------
    Net Change.......... $    (66,997)     (7,815) $    391,784      35,591
                         ============  ==========  ============  ==========
    Class Y:
    Shares issued....... $ 10,673,774   1,218,755  $ 49,035,894   4,424,968
    Dividends reinvested           --          --       537,971      48,492
    Shares redeemed.....  (13,042,700) (1,455,752)  (57,509,511) (5,200,236)
                         ------------  ----------  ------------  ----------
    Net Change.......... $ (2,368,926)   (236,997) $ (7,935,646)   (726,776)
                         ============  ==========  ============  ==========

                            For the Year Ended        For the Year Ended
                               July 31, 2001             July 31, 2001
                         ------------------------  ------------------------
    Class A:
    Shares issued....... $    728,281      73,308  $  3,987,659     377,434
    Dividends reinvested           --          --       358,071      33,701
    Shares redeemed.....   (1,120,159)   (112,010)   (2,319,867)   (217,998)
                         ------------  ----------  ------------  ----------
    Net Change.......... $   (391,878)    (38,702) $  2,025,863     193,137
                         ============  ==========  ============  ==========
    Class B:
    Shares issued....... $     56,986       5,160  $  1,737,432     161,973
    Dividends reinvested           --          --       147,801      13,933
    Shares redeemed.....     (206,655)    (20,532)     (475,119)    (44,777)
                         ------------  ----------  ------------  ----------
    Net Change.......... $   (149,669)    (15,372) $  1,410,114     131,129
                         ============  ==========  ============  ==========
    Class Y:
    Shares issued....... $ 14,787,405   1,436,032  $ 69,753,835   6,542,895
    Dividends reinvested           --          --       817,287      76,571
    Shares redeemed.....  (13,696,744) (1,322,236)  (96,913,163) (9,042,208)
                         ------------  ----------  ------------  ----------
    Net Change.......... $  1,090,661     113,796  $(26,342,041) (2,422,742)
                         ============  ==========  ============  ==========

                                   Continued

PACIFIC CAPITAL FUNDS

                               January 31, 2002
                                  (Unaudited)


5. Capital Share Transactions (continued):

                                                      Short Intermediate
                                Ultra Short             U.S. Government
                              Government Fund           Securities Fund
                         ------------------------  ------------------------
                            Amount       Shares       Amount       Shares
                         ------------  ----------  ------------  ----------
                         For the Six Months Ended  For the Six Months Ended
                             January 31, 2002          January 31, 2002
                         ------------------------  ------------------------
                                (Unaudited)               (Unaudited)
    Class A:
    Shares issued....... $  7,967,625     777,155  $    103,387      10,495
    Dividends reinvested      259,540      25,273        25,615       2,588
    Shares redeemed.....   (9,938,951)   (968,982)      (72,173)     (7,309)
                         ------------  ----------  ------------  ----------
    Net Change.......... $ (1,711,786)   (166,554) $     56,829       5,774
                         ============  ==========  ============  ==========
    Class B:
    Shares issued....... $    523,744      50,919  $         --          --
    Dividends reinvested       11,825       1,151            --          --
    Shares redeemed.....     (111,211)    (10,817)           --          --
                         ------------  ----------  ------------  ----------
    Net Change.......... $    424,358      41,253  $         --          --
                         ============  ==========  ============  ==========
    Class Y:
    Shares issued....... $183,119,223  17,881,993  $ 22,519,734   2,268,794
    Dividends reinvested    2,200,797     214,195       290,902      29,497
    Shares redeemed.....  (60,329,618) (5,869,495)  (11,166,907) (1,122,670)
                         ------------  ----------  ------------  ----------
    Net Change.......... $124,990,402  12,226,693  $ 11,643,729   1,175,621
                         ============  ==========  ============  ==========

                            For the Year Ended        For the Year Ended
                               July 31, 2001             July 31, 2001
                         ------------------------  ------------------------
    Class A:
    Shares issued....... $ 18,534,243   1,837,350  $  2,109,997     218,800
    Dividends reinvested      493,612      48,580        36,791       3,810
    Shares redeemed.....   (4,216,482)   (415,437)   (1,553,743)   (160,205)
                         ------------  ----------  ------------  ----------
    Net Change.......... $ 14,811,373   1,470,493  $    593,045      62,405
                         ============  ==========  ============  ==========
    Class B:
    Shares issued....... $  3,058,136     302,532  $         --          --
    Dividends reinvested       21,230       2,091            --          --
    Shares redeemed.....   (2,233,177)   (220,596)           --          --
                         ------------  ----------  ------------  ----------
    Net Change.......... $    846,189      84,027  $         --          --
                         ============  ==========  ============  ==========
    Class Y:
    Shares issued....... $145,165,823  14,278,384  $ 40,211,043   4,138,578
    Dividends reinvested      837,570      82,561       175,094      18,310
    Shares redeemed.....  (45,271,475) (4,465,560)  (27,283,683) (2,850,585)
                         ------------  ----------  ------------  ----------
    Net Change.......... $100,731,918   9,895,385  $ 13,102,454   1,306,303
                         ============  ==========  ============  ==========

                                   Continued

PACIFIC CAPITAL FUNDS

                               January 31, 2002
                                  (Unaudited)


5. Capital Share Transactions (continued):

                                                           Tax-Free
                                                      Short Intermediate
                          Tax-Free Securities Fund     Securities Fund
                          ------------------------  ---------------------
                             Amount       Shares      Amount      Shares
                          ------------  ----------  -----------  --------
                          For the Six Months Ended    For the Six Months
                              January 31, 2002      Ended January 31, 2002
                          ------------------------  ---------------------
                                 (Unaudited)             (Unaudited)
     Class A:
     Shares issued....... $  2,668,632     247,842  $   415,110    40,766
     Dividends reinvested      255,469      23,966       27,406     2,682
     Shares redeemed.....     (859,937)    (79,939)    (405,880)  (39,745)
                          ------------  ----------  -----------  --------
     Net Change.......... $  2,064,164     191,869  $    36,636     3,703
                          ============  ==========  ===========  ========
     Class B:
     Shares issued....... $    626,497      58,294  $        --        --
     Dividends reinvested       88,746       8,332           --        --
     Shares redeemed.....     (291,646)    (27,110)          --        --
                          ------------  ----------  -----------  --------
     Net Change.......... $    423,597      39,516  $        --        --
                          ============  ==========  ===========  ========
     Class Y:
     Shares issued....... $ 19,198,347   1,783,111  $ 9,441,134   920,713
     Dividends reinvested    4,363,857     411,651        6,581       641
     Shares redeemed.....  (33,859,469) (3,127,379)  (3,573,118) (347,710)
                          ------------  ----------  -----------  --------
     Net Change.......... $(10,297,265)   (932,617) $ 5,874,597   573,644
                          ============  ==========  ===========  ========

                             For the Year Ended       For the Year Ended
                                July 31, 2001           July 31, 2001
                          ------------------------  ---------------------
     Class A:
     Shares issued....... $  2,346,274     221,812  $   390,196    38,783
     Dividends reinvested      258,182      24,464       55,870     5,562
     Shares redeemed.....   (1,335,936)   (126,805)    (222,758)  (22,050)
                          ------------  ----------  -----------  --------
     Net Change.......... $  1,268,520     119,471  $   223,308    22,295
                          ============  ==========  ===========  ========
     Class B:
     Shares issued....... $  2,176,568     205,135  $        --        --
     Dividends reinvested       73,091       6,923           --        --
     Shares redeemed.....     (154,192)    (14,641)          --        --
                          ------------  ----------  -----------  --------
     Net Change.......... $  2,095,467     197,417  $        --        --
                          ============  ==========  ===========  ========
     Class Y:
     Shares issued....... $ 58,373,295   5,499,936  $ 7,026,744   694,862
     Dividends reinvested       43,047       4,068        7,635       755
     Shares redeemed.....  (46,509,591) (4,397,287)  (9,875,981) (974,981)
                          ------------  ----------  -----------  --------
     Net Change.......... $ 11,906,751   1,106,717  $(2,841,602) (279,364)
                          ============  ==========  ===========  ========

                                   Continued

PACIFIC CAPITAL FUNDS

                               January 31, 2002
                                  (Unaudited)


5. Capital Share Transactions (continued):

                         International Stock Fund         Value Fund
                         ------------------------  ------------------------
                            Amount       Shares       Amount       Shares
                         ------------  ----------  ------------  ----------
                         For the Six Months Ended  For the Six Months Ended
                             January 31, 2002          January 31, 2002
                         ------------------------  ------------------------
                                (Unaudited)               (Unaudited)
    Class A:
    Shares issued....... $    247,921      35,300  $    387,313      45,149
    Dividends reinvested           --          --         4,346         510
    Shares redeemed.....     (777,260)   (105,479)     (477,323)    (55,660)
                         ------------  ----------  ------------  ----------
    Net Change.......... $   (529,339)    (70,179) $    (85,664)    (10,001)
                         ============  ==========  ============  ==========
    Class B:
    Shares issued....... $      7,566       1,022  $    218,480      26,095
    Shares redeemed.....      (77,339)    (10,712)     (140,380)    (16,626)
                         ------------  ----------  ------------  ----------
    Net Change.......... $    (69,773)     (9,690) $     78,100       9,469
                         ============  ==========  ============  ==========
    Class Y:
    Shares issued....... $ 11,017,725   1,504,235  $ 48,903,278   5,793,575
    Dividends reinvested           --          --         7,214         848
    Shares redeemed.....  (24,013,269) (3,285,763)  (26,944,303) (3,119,901)
                         ------------  ----------  ------------  ----------
    Net Change.......... $(12,995,544) (1,781,528) $ 21,966,189   2,674,522
                         ============  ==========  ============  ==========

                            For the Year Ended        For the Year Ended
                               July 31, 2001             July 31, 2001
                         ------------------------  ------------------------
    Class A:
    Shares issued....... $    907,860      79,861  $  2,510,796     250,530
    Dividends reinvested      736,927      71,755       257,673      28,005
    Shares redeemed.....   (1,772,015)   (180,103)   (1,314,172)   (130,699)
                         ------------  ----------  ------------  ----------
    Net Change.......... $   (127,228)    (28,487) $  1,454,297     147,836
                         ============  ==========  ============  ==========
    Class B:
    Shares issued....... $    199,645      16,740  $    705,730      75,166
    Dividends reinvested      225,915      22,457       125,684      13,825
    Shares redeemed.....     (144,771)    (14,581)     (133,783)    (13,696)
                         ------------  ----------  ------------  ----------
    Net Change.......... $    280,789      24,616  $    697,631      75,295
                         ============  ==========  ============  ==========
    Class Y:
    Shares issued....... $ 24,009,152   2,321,215  $102,233,937  10,630,289
    Dividends reinvested   15,925,244   1,544,641    16,347,898   1,778,832
    Shares redeemed.....  (17,858,167) (1,741,649)  (59,606,063) (6,080,409)
                         ------------  ----------  ------------  ----------
    Net Change.......... $ 22,076,229   2,124,207  $ 58,975,772   6,328,712
                         ============  ==========  ============  ==========

                                   Continued

PACIFIC CAPITAL FUNDS

                               January 31, 2002
                                  (Unaudited)


5. Capital Share Transactions (continued):

                               Small Cap Fund            Balanced Fund
                          ------------------------  -----------------------
                             Amount       Shares       Amount      Shares
                          ------------  ----------  -----------   ---------
                          For the Six Months Ended  For the Six Months Ended
                              January 31, 2002          January 31, 2002
                          ------------------------  -----------------------
                                 (Unaudited)              (Unaudited)
     Class A:
     Shares issued....... $    255,765      19,994  $    35,225       4,122
     Dividends reinvested       70,269       5,557        2,663         318
     Shares redeemed.....     (429,535)    (32,292)        (208)        (17)
                          ------------  ----------  -----------   ---------
     Net Change.......... $   (103,501)     (6,741) $    37,680       4,423
                          ============  ==========  ===========   =========
     Class B:
     Shares issued....... $    415,987      32,616  $   223,218      26,679
     Dividends reinvested       80,422       6,464        9,846       1,177
     Shares redeemed.....      (74,724)     (5,910)     (50,562)     (6,000)
                          ------------  ----------  -----------   ---------
     Net Change.......... $    421,685      33,170  $   182,502      21,856
                          ============  ==========  ===========   =========
     Class Y:
     Shares issued....... $ 29,624,229   2,307,577  $    74,779       8,820
     Dividends reinvested    3,316,389     261,728        4,190         500
     Shares redeemed.....   (9,851,309)   (757,674)  (5,069,005)   (595,810)
                          ------------  ----------  -----------   ---------
     Net Change.......... $ 23,089,309   1,811,631  $(4,990,036)   (586,490)
                          ============  ==========  ===========   =========

                             For the Year Ended        For the Year Ended
                                July 31, 2001            July 31, 2001
                          ------------------------  -----------------------
     Class A:
     Shares issued....... $  1,010,777      83,924  $   123,950      12,375
     Dividends reinvested       40,912       3,834       37,716       3,910
     Shares redeemed.....     (311,241)    (27,112)     (59,710)     (5,962)
                          ------------  ----------  -----------   ---------
     Net Change.......... $    740,448      60,646  $   101,956      10,323
                          ============  ==========  ===========   =========
     Class B:
     Shares issued....... $    536,298      44,960  $   946,341      97,782
     Dividends reinvested       19,155       1,828      183,434      19,062
     Shares redeemed.....       (7,311)       (659)    (149,043)    (15,429)
                          ------------  ----------  -----------   ---------
     Net Change.......... $    548,142      46,129  $   980,732     101,415
                          ============  ==========  ===========   =========
     Class Y:
     Shares issued....... $ 29,697,287   2,449,301  $    67,247       6,410
     Dividends reinvested    1,496,278     141,487   23,973,848   2,481,799
     Shares redeemed.....  (25,329,597) (2,169,199)  (8,871,217)   (926,434)
                          ------------  ----------  -----------   ---------
     Net Change.......... $  5,863,968     421,589  $15,169,878   1,561,775
                          ============  ==========  ===========   =========

                                   Continued

PACIFIC CAPITAL FUNDS

                               January 31, 2002
                                  (Unaudited)


6. Federal Income Tax Information (unaudited)

  Capital Loss Carryforward

  At July 31, 2001, the Funds most recent fiscal year end for tax purposes, the following Funds had net capital loss carryforwards to offset future net capital gains, if any:

                                                       Amount   Expires
                                                     ---------- -------
         Growth Stock Fund.......................... $  709,011  2009
         New Asia Growth Fund.......................    683,203  2007
                                                        400,314  2009
         Diversified Fixed Income Fund..............  3,184,644  2004
                                                         96,343  2005
                                                      1,275,585  2008
                                                      3,686,265  2009
         Tax-Free Short Intermediate Securities Fund     12,151  2008
                                                         49,412  2009
         International Stock Fund...................  1,431,316  2009

  Long-Term Capital Gains Distributions

  During the six months ended January 31, 2002, the Funds declared long-term capital gain distributions as follows:

                     Tax-Free Securities Fund... $4,512,150
                     Small Cap Fund.............  3,629,104
                     Ultra Short Government Fund     32,671

PACIFIC CAPITAL FUNDS

                             Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period)

                                                                        Growth Stock Fund
                                      ------------------------------------------------------------------------------------
                                                                             Class A
                                        For the Six    For the Year  For the Year  For the Year  For the Year  For the Year
                                        Months Ended       Ended         Ended         Ended         Ended         Ended
                                      January 31, 2002 July 31, 2001 July 31, 2000 July 31, 1999 July 31, 1998 July 31, 1997
                                      ---------------- ------------- ------------- ------------- ------------- -------------
                                        (Unaudited)
Net Asset Value, Beginning of
 Period..............................     $ 10.25         $ 19.73       $ 17.45       $ 17.75       $ 17.43       $11.89
                                          -------         -------       -------       -------       -------       ------
Investment Activities
 Net investment income (loss)........       (0.04)          (0.09)        (0.11)        (0.08)        (0.04)        0.03
 Net realized and unrealized gain
   (loss) on investments.............       (0.77)          (4.67)         7.24          2.80          2.99         5.55
                                          -------         -------       -------       -------       -------       ------
   Total from Investment Activities..       (0.81)          (4.76)         7.13          2.72          2.95         5.58
                                          -------         -------       -------       -------       -------       ------
Distributions
 Net investment income...............          --              --            --            --            --        (0.03)
 In excess of net investment income..          --              --            --         (0.01)        (0.01)       (0.01)
 Net realized gains..................          --           (4.72)        (4.85)        (3.01)        (2.62)          --
                                          -------         -------       -------       -------       -------       ------
   Total Distributions...............          --           (4.72)        (4.85)        (3.02)        (2.63)       (0.04)
                                          -------         -------       -------       -------       -------       ------
Net Asset Value, End of Period.......     $  9.44         $ 10.25       $ 19.73       $ 17.45       $ 17.75       $17.43
                                          =======         =======       =======       =======       =======       ======
Total Return (excludes sales
 charge).............................       (7.90%)(c)     (30.04%)       45.24%        17.40%        19.58%       47.02%
Annualized Ratios/Supplementary
Data:
Net Assets at end of period (000)....     $18,521         $22,182       $30,971       $17,417       $13,777       $9,742
Ratio of expenses to average net
 assets..............................        1.33%(b)        1.33%         1.30%         1.32%         1.32%        1.32%
Ratio of net investment income
 (loss) to average net assets........       (0.78%)(b)      (0.69%)       (0.70%)       (0.58%)       (0.30%)       0.16%
Ratio of expenses to average net
 assets*.............................        1.87%(b)        1.87%         1.84%         1.85%         1.86%        1.86%
Ratio of net investment loss to
 average net assets*.................       (1.32%)(b)      (1.23%)       (1.24%)       (1.12%)       (0.84%)      (0.38%)
Portfolio Turnover (a)...............       19.09%          97.27%       117.11%        81.02%        97.03%       32.20%

--------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b) Annualized.
(c) Not annualized.

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                             Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period)

                                                                                 Growth Stock Fund
                                                    ----------------------------------------------------------------------
                                                                                      Class B
                                                      For the Six    For the Year  For the Year  For the Year   For the Period
                                                      Months Ended       Ended         Ended         Ended          Ended
                                                    January 31, 2002 July 31, 2001 July 31, 2000 July 31, 1999 July 31, 1998(b)
                                                    ---------------- ------------- ------------- ------------- ----------------
                                                      (Unaudited)
Net Asset Value, Beginning of Period...............     $  9.89         $ 19.32       $ 17.28       $17.72          $16.36
                                                        -------         -------       -------       ------          ------
Investment Activities
  Net investment loss..............................       (0.07)          (0.16)        (0.18)       (0.10)          (0.05)
  Net realized and unrealized gain (loss) on
   investments.....................................       (0.73)          (4.55)         7.07         2.67            1.41
                                                        -------         -------       -------       ------          ------
   Total from Investment Activities................       (0.80)          (4.71)         6.89         2.57            1.36
                                                        -------         -------       -------       ------          ------
Distributions
  Net realized gains...............................          --           (4.72)        (4.85)       (3.01)             --
                                                        -------         -------       -------       ------          ------
   Total Distributions.............................          --           (4.72)        (4.85)       (3.01)             --
                                                        -------         -------       -------       ------          ------
Net Asset Value, End of Period.....................     $  9.09         $  9.89       $ 19.32       $17.28          $17.72
                                                        =======         =======       =======       ======          ======
Total Return (excludes sales charge)...............       (8.09%)(d)     (30.51%)       44.14%       16.55%           8.31%(d)
Annualized Ratios/Supplementary Data:
Net Assets at end of period (000)..................     $20,926         $24,084       $28,789       $9,988          $1,459
Ratio of expenses to average net assets............        2.08%(c)        2.08%         2.06%        2.06%           2.07%(c)
Ratio of net investment loss to average net assets.       (1.53%)(c)      (1.45%)       (1.46%)      (1.35%)         (1.31%)(c)
Ratio of expenses to average net assets*...........        2.12%(c)        2.12%         2.10%        2.10%           2.11%(c)
Ratio of net investment loss to average net assets*       (1.57%)(c)      (1.49%)       (1.50%)      (1.39%)         (1.35%)(c)
Portfolio Turnover (a).............................       19.09%          97.27%       117.11%       81.02%          97.03%

--------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b) Period from March 2, 1998 (commencement of operations) to July 31, 1998.
(c) Annualized.
(d) Not Annualized.

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                             Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period)

                                                                         Growth Stock Fund
                                      --------------------------------------------------------------------------------------
                                                                              Class Y
                                        For the Six     For the Year  For the Year  For the Year  For the Year  For the Year
                                        Months Ended        Ended         Ended         Ended         Ended         Ended
                                      January 31, 2002  July 31, 2001 July 31, 2000 July 31, 1999 July 31, 1998 July 31, 1997
                                      ----------------  ------------- ------------- ------------- ------------- -------------
                                        (Unaudited)
Net Asset Value, Beginning of
 Period..............................     $  10.44        $  19.95      $  17.56      $  17.81      $  17.44      $  11.89
                                          --------        --------      --------      --------      --------      --------
Investment Activities
  Net investment income (loss).......        (0.03)          (0.06)        (0.08)        (0.06)           --          0.07
  Net realized and unrealized gain
   (loss) on investments.............        (0.77)          (4.73)         7.32          2.82          3.01          5.55
                                          --------        --------      --------      --------      --------      --------
   Total from Investment
    Activities.......................        (0.80)          (4.79)         7.24          2.76          3.01          5.62
                                          --------        --------      --------      --------      --------      --------
Distributions
  Net investment income..............           --              --            --            --            --         (0.07)
  In excess of net investment
   income............................           --              --            --            --         (0.02)           --
  Net realized gains.................           --           (4.72)        (4.85)        (3.01)        (2.62)           --
                                          --------        --------      --------      --------      --------      --------
   Total Distributions...............           --           (4.72)        (4.85)        (3.01)        (2.64)        (0.07)
                                          --------        --------      --------      --------      --------      --------
Net Asset Value, End of Period.......     $   9.64        $  10.44      $  19.95      $  17.56      $  17.81      $  17.44
                                          ========        ========      ========      ========      ========      ========
Total Return.........................        (7.66%)(c)     (29.84%)       45.56%        17.72%        19.96%        47.39%
Annualized Ratios/Supplementary
 Data:
Net Assets at end of period (000)....     $279,748        $329,573      $504,125      $382,298      $375,117      $198,407
Ratio of expenses to average net
 assets..............................         1.08%(b)        1.08%         1.05%         1.07%         1.07%         1.07%
Ratio of net investment income (loss)
 to average net assets...............        (0.53%)(b)      (0.44%)       (0.45%)       (0.32%)       (0.08%)        0.45%
Ratio of expenses to average net
 assets*.............................         1.12%(b)        1.12%         1.09%         1.11%         1.11%         1.11%
Ratio of net investment income
 (loss) to average net assets*.......        (0.57%)(b)      (0.48%)       (0.49%)       (0.36%)       (0.12%)        0.41%
Portfolio Turnover (a)...............        19.09%          97.27%       117.11%        81.02%        97.03%        32.20%

--------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b) Annualized.
(c) Not annualized.

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                             Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period)

                                                                    Growth and Income Fund
                                    ------------------------------------------------------------------------------------
                                                                           Class A
                                      For the Six    For the Year  For the Year  For the Year  For the Year  For the Year
                                      Months Ended       Ended         Ended         Ended         Ended         Ended
                                    January 31, 2002 July 31, 2001 July 31, 2000 July 31, 1999 July 31, 1998 July 31, 1997
                                    ---------------- ------------- ------------- ------------- ------------- -------------
                                      (Unaudited)
Net Asset Value, Beginning of
 Period............................      $13.89         $ 21.33       $ 18.89       $18.72        $17.25        $12.32
                                         ------         -------       -------       ------        ------        ------
Investment Activities
  Net investment income (loss).....          --           (0.03)        (0.04)       (0.02)         0.03          0.08
  Net realized and unrealized gain
   (loss) on investments...........       (1.23)          (4.72)         5.16         2.38          3.01          5.57
                                         ------         -------       -------       ------        ------        ------
   Total from Investment
    Activities.....................       (1.23)          (4.75)         5.12         2.36          3.04          5.65
                                         ------         -------       -------       ------        ------        ------
Distributions
  Net investment income............          --              --            --           --         (0.04)        (0.08)
  In excess of net investment
   income..........................          --              --            --           --            --         (0.01)
  Net realized gains...............          --           (2.69)        (2.68)       (2.19)        (1.53)        (0.63)
                                         ------         -------       -------       ------        ------        ------
   Total Distributions.............          --           (2.69)        (2.68)       (2.19)        (1.57)        (0.72)
                                         ------         -------       -------       ------        ------        ------
Net Asset Value, End of Period.....      $12.66         $ 13.89       $ 21.33       $18.89        $18.72        $17.25
                                         ======         =======       =======       ======        ======        ======
Total Return (excludes sales
 charge)...........................       (8.86%)(c)     (24.39%)       28.85%       13.67%        19.10%        47.59%
Annualized Ratios/
 Supplementary Data:
Net Assets at end of period (000)..      $8,186         $ 9,669       $12,540       $9,593        $6,730        $3,726
Ratio of expenses to average net
 assets............................        1.35%(b)        1.35%         1.33%        1.35%         1.33%         1.32%
Ratio of net investment income
 (loss) to average net assets......       (0.05%)(b)      (0.16%)       (0.22%)      (0.12%)        0.13%         0.48%
Ratio of expenses to average net
 assets*...........................        1.89%(b)        1.89%         1.87%        1.89%         1.87%         1.86%
Ratio of net investment loss to
 average net assets*...............       (0.59%)(b)      (0.70%)       (0.76%)      (0.66%)       (0.41%)       (0.06%)
Portfolio Turnover (a).............       17.76%          43.24%        60.51%       65.56%        75.92%        74.83%

--------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b) Annualized.
(c) Not annualized.

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                             Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period)

                                                                             Growth and Income Fund
                                                   ----------------------------------------------------------------------
                                                                                     Class B
                                                     For the Six    For the Year  For the Year  For the Year   For the Period
                                                     Months Ended       Ended         Ended         Ended          Ended
                                                   January 31, 2002 July 31, 2001 July 31, 2000 July 31, 1999 July 31, 1998(b)
                                                   ---------------- ------------- ------------- ------------- ----------------
                                                     (Unaudited)
Net Asset Value, Beginning of Period..............     $ 13.44         $ 20.88       $ 18.66       $18.68          $17.58
                                                       -------         -------       -------       ------          ------
Investment Activities
  Net investment loss.............................       (0.05)          (0.14)        (0.15)       (0.08)          (0.02)
  Net realized and unrealized gain (loss) on
   investments....................................       (1.18)          (4.61)         5.05         2.25            1.12
                                                       -------         -------       -------       ------          ------
   Total from Investment Activities...............       (1.23)          (4.75)         4.90         2.17            1.10
                                                       -------         -------       -------       ------          ------
Distributions
  Net realized gains..............................          --           (2.69)        (2.68)       (2.19)             --
                                                       -------         -------       -------       ------          ------
   Total Distributions............................          --           (2.69)        (2.68)       (2.19)             --
                                                       -------         -------       -------       ------          ------
Net Asset Value, End of Period....................     $ 12.21         $ 13.44       $ 20.88       $18.66          $18.66
                                                       =======         =======       =======       ======          ======
Total Return (excludes sales charge)..............       (9.15%)(d)     (24.97%)       27.95%       12.58%           6.27%(d)
Annualized Ratios/Supplementary Data:
Net Assets at end of period (000).................     $11,370         $13,282       $15,593       $8,265          $2,184
Ratio of expenses to average net assets...........        2.10%(c)        2.10%         2.08%        2.09%           2.08%(c)
Ratio of net investment loss to average net assets       (0.80%)(c)      (0.92%)       (0.99%)      (0.90%)         (0.73%)(c)
Ratio of expenses to average net assets*..........        2.14%(c)        2.14%         2.12%        2.13%           2.12%(c)
Ratio of net investment loss to average net
 assets*..........................................       (0.84%)(c)      (0.96%)       (1.03%)      (0.94%)         (0.77%)(c)
Portfolio Turnover (a)............................       17.76%          43.24%        60.51%       65.56%          75.92%

--------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b) Period from March 2, 1998 (commencement of operations) to July 31, 1998.
(c) Annualized.
(d) Not annualized.

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                             Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period)

                                                                      Growth and Income Fund
                                      --------------------------------------------------------------------------------------
                                                                              Class Y
                                        For the Six     For the Year  For the Year  For the Year  For the Year  For the Year
                                        Months Ended        Ended         Ended         Ended         Ended         Ended
                                      January 31, 2002  July 31, 2001 July 31, 2000 July 31, 1999 July 31, 1998 July 31, 1997
                                      ----------------  ------------- ------------- ------------- ------------- -------------
                                        (Unaudited)
Net Asset Value, Beginning of
 Period..............................     $  13.97        $  21.39      $  18.90      $  18.75      $  17.27      $  12.32
                                          --------        --------      --------      --------      --------      --------
Investment Activities
  Net investment income..............         0.01            0.01            --          0.03          0.07          0.11
  Net realized and unrealized gain
   (loss) on investments.............        (1.22)          (4.74)         5.18          2.34          3.01          5.58
                                          --------        --------      --------      --------      --------      --------
   Total from Investment
    Activities.......................        (1.21)          (4.73)         5.18          2.37          3.08          5.69
                                          --------        --------      --------      --------      --------      --------
Distributions
  Net investment income..............        (0.01)             --(b)         --         (0.03)        (0.07)        (0.11)
  In excess of net investment
   income............................           --              --         (0.01)           --            --            --
  Net realized gains.................           --           (2.69)        (2.68)        (2.19)        (1.53)        (0.63)
                                          --------        --------      --------      --------      --------      --------
   Total Distributions...............        (0.01)          (2.69)        (2.69)        (2.22)        (1.60)        (0.74)
                                          --------        --------      --------      --------      --------      --------
Net Asset Value, End of Period.......     $  12.75        $  13.97      $  21.39      $  18.90      $  18.75      $  17.27
                                          ========        ========      ========      ========      ========      ========
Total Return.........................        (8.66%)(d)     (24.19%)       29.22%        13.69%        19.37%        47.96%
Annualized Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)........................     $142,751        $162,138      $201,600      $157,891      $164,706      $123,821
Ratio of expenses to average net
 assets..............................         1.10%(c)        1.10%         1.08%         1.10%         1.08%         1.07%
Ratio of net investment income to
 average net assets..................         0.20%(c)        0.09%         0.03%         0.15%         0.38%         0.79%
Ratio of expenses to average net
 assets*.............................         1.14%(c)        1.14%         1.12%         1.14%         1.12%         1.12%
Ratio of net investment income (loss)
 to average net assets*..............         0.16%(c)        0.05%        (0.01%)        0.11%         0.34%         0.75%
Portfolio Turnover (a)...............        17.76%          43.24%        60.51%        65.56%        75.92%        74.83%

--------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b) Less than $0.01 per share.
(c) Annualized.
(d) Not annualized.

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                             Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period)

                                                                            New Asia Growth Fund
                                           ------------------------------------------------------------------------------------
                                                                                  Class A
                                             For the Six    For the Year  For the Year  For the Year  For the Year  For the Year
                                             Months Ended       Ended         Ended         Ended         Ended         Ended
                                           January 31, 2002 July 31, 2001 July 31, 2000 July 31, 1999 July 31, 1998 July 31, 1997
                                           ---------------- ------------- ------------- ------------- ------------- -------------
                                             (Unaudited)
Net Asset Value, Beginning of Period......      $ 9.42         $ 12.50       $ 10.57       $  6.35       $ 13.89       $ 11.11
                                                ------         -------       -------       -------       -------       -------
Investment Activities
  Net investment income (loss)............       (0.02)          (0.05)        (0.17)        (0.05)         0.09          0.03
  Net realized and unrealized gain (loss)
   on investments.........................        0.75           (3.03)         2.10          4.29         (6.59)         2.88
                                                ------         -------       -------       -------       -------       -------
   Total from Investment Activities.......        0.73           (3.08)         1.93          4.24         (6.50)         2.91
                                                ------         -------       -------       -------       -------       -------
Distributions
  Net investment income...................          --              --            --            --            --         (0.01)
  In excess of net investment income......          --              --            --         (0.02)           --            --
  Net realized gains......................          --              --            --            --         (1.04)        (0.12)
                                                ------         -------       -------       -------       -------       -------
   Total Distributions....................          --              --            --         (0.02)        (1.04)        (0.13)
                                                ------         -------       -------       -------       -------       -------
Net Asset Value, End of Period............      $10.15         $  9.42       $ 12.50       $ 10.57       $  6.35       $ 13.89
                                                ======         =======       =======       =======       =======       =======
Total Return (excludes sales charge)......        7.75%(c)      (24.64%)       18.26%        66.99%       (48.84%)       26.31%
Annualized Ratios/Supplementary Data:
Net Assets at end of period (000).........      $1,648         $ 1,673       $ 2,704       $ 2,379       $ 1,614       $ 3,459
Ratio of expenses to average net assets...        2.04%(b)        1.98%         1.99%         2.14%         2.18%         1.98%
Ratio of net investment income (loss) to
 average net assets.......................       (0.43%)(b)      (0.40%)       (1.22%)       (0.52%)        0.98%         0.20%
Ratio of expenses to average net assets*..        2.59%(b)        2.53%         2.54%         2.78%         2.86%         2.58%
Ratio of net investment income (loss) to
 average net assets*......................       (0.98%)(b)      (0.95%)       (1.77%)       (1.16%)        0.30%        (0.40%)
Portfolio Turnover (a)....................       34.03%         115.95%       172.57%       152.58%       129.77%       134.89%

--------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b) Annualized.
(c) Not annualized.

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                             Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period)

                                                                         New Asia Growth Fund
                                              ----------------------------------------------------------------------
                                                                                Class B
                                                For the Six    For the Year  For the Year  For the Year   For the Period
                                                Months Ended       Ended         Ended         Ended          Ended
                                              January 31, 2002 July 31, 2001 July 31, 2000 July 31, 1999 July 31, 1998(b)
                                              ---------------- ------------- ------------- ------------- ----------------
                                                (Unaudited)
Net Asset Value, Beginning of Period.........      $ 9.22         $ 12.34       $ 10.50       $  6.34        $  9.09
                                                   ------         -------       -------       -------        -------
Investment Activities
  Net investment income (loss)...............       (0.06)          (0.15)        (0.13)        (0.02)          0.04
  Net realized and unrealized gain (loss) on
   investments...............................        0.73           (2.97)         1.97          4.18          (2.79)
                                                   ------         -------       -------       -------        -------
   Total from Investment Activities..........        0.67           (3.12)         1.84          4.16          (2.75)
                                                   ------         -------       -------       -------        -------
Net Asset Value, End of Period...............      $ 9.89         $  9.22       $ 12.34       $ 10.50        $  6.34
                                                   ======         =======       =======       =======        =======
Total Return (excludes sales charge).........        7.27%(d)      (25.28%)       17.52%        65.66%        (30.25%)(d)
Annualized Ratios/Supplementary Data:
Net Assets at end of period (000)............      $  430         $   473       $   823       $   311        $    66
Ratio of expenses to average net assets......        2.79%(c)        2.73%         2.75%         2.82%          2.89%(c)
Ratio of net investment income (loss) to
 average net assets..........................       (1.22%)(c)      (1.16%)       (1.94%)       (1.33%)         1.70%(c)
Ratio of expenses to average net assets*.....        2.84%(c)        2.78%         2.80%         2.95%          3.35%(c)
Ratio of net investment income (loss) to
 average net assets*.........................       (1.27%)(c)      (1.21%)       (1.99%)       (1.46%)         1.24%(c)
Portfolio Turnover (a).......................       34.03%         115.95%       172.57%       152.58%        129.77%

--------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b) Period from March 2, 1998 (commencement of operations) to July 31, 1998.
(c) Annualized.
(d) Not annualized.

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                             Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period)

                                                                            New Asia Growth Fund
                                           -------------------------------------------------------------------------------------
                                                                                  Class Y
                                             For the Six    For the Year  For the Year  For the Year  For the Year  For the Year
                                             Months Ended       Ended         Ended         Ended         Ended         Ended
                                           January 31, 2002 July 31, 2001 July 31, 2000 July 31, 1999 July 31, 1998 July 31, 1997
                                           ---------------- ------------- ------------- ------------- ------------- -------------
                                             (Unaudited)
Net Asset Value, Beginning of Period......     $  9.49         $ 12.58       $ 10.60       $  6.37       $ 13.94       $ 11.14
                                               -------         -------       -------       -------       -------       -------
Investment Activities
  Net investment income (loss)............       (0.01)          (0.02)        (0.09)        (0.06)         0.12          0.06
  Net realized and unrealized gain (loss)
   on investments.........................        0.75           (3.07)         2.07          4.33         (6.63)         2.87
                                               -------         -------       -------       -------       -------       -------
   Total from Investment Activities.......        0.74           (3.09)         1.98          4.27         (6.51)         2.93
                                               -------         -------       -------       -------       -------       -------
Distributions
  Net investment income...................          --              --            --            --         (0.02)        (0.01)
  In excess of net investment income......          --              --            --         (0.04)           --            --
  Net realized gains......................          --              --            --            --         (1.04)        (0.12)
                                               -------         -------       -------       -------       -------       -------
   Total Distributions....................          --              --            --         (0.04)        (1.06)        (0.13)
                                               -------         -------       -------       -------       -------       -------
Net Asset Value, End of Period............     $ 10.23         $  9.49       $ 12.58       $ 10.60       $  6.37       $ 13.94
                                               =======         =======       =======       =======       =======       =======
Total Return..............................        7.80%(c)      (24.56%)       18.68%        67.38%       (48.76%)       26.50%
Annualized Ratios/Supplementary Data:
Net Assets at end of period (000).........     $19,683         $20,512       $25,740       $15,954       $14,569       $18,376
Ratio of expenses to average net assets...        1.79%(b)        1.73%         1.74%         1.90%         1.93%         1.72%
Ratio of net investment income (loss) to
 average net assets.......................       (0.21%)(b)      (0.17%)       (0.95%)       (0.33%)        1.32%         0.46%
Ratio of expenses to average net assets*..        1.84%(b)        1.78%         1.79%         2.05%         2.13%         1.82%
Ratio of net investment income (loss) to
 average net assets*......................       (0.26%)(b)      (0.22%)       (1.00%)       (0.47%)        1.12%         0.36%
Portfolio Turnover (a)....................       34.03%         115.95%       172.57%       152.58%       129.77%       134.89%

--------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b) Annualized.
(c) Not annualized.

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                             Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period)

                                                                       Diversified Fixed Income Fund
                                           -------------------------------------------------------------------------------------
                                                                                  Class A
                                             For the Six    For the Year  For the Year  For the Year  For the Year  For the Year
                                             Months Ended       Ended         Ended         Ended         Ended         Ended
                                           January 31, 2002 July 31, 2001 July 31, 2000 July 31, 1999 July 31, 1998 July 31, 1997
                                           ---------------- ------------- ------------- ------------- ------------- -------------
                                             (Unaudited)
Net Asset Value, Beginning of Period......      $10.89         $10.22        $10.39        $10.92        $10.71        $10.45
                                                ------         ------        ------        ------        ------        ------
Investment Activities
  Net investment income...................        0.27           0.58          0.58          0.56          0.58          0.57
  Net realized and unrealized gain (loss)
   on investments.........................        0.04           0.67         (0.17)        (0.43)         0.21          0.35
                                                ------         ------        ------        ------        ------        ------
   Total from Investment Activities.......        0.31           1.25          0.41          0.13          0.79          0.92
                                                ------         ------        ------        ------        ------        ------
Distributions
  Net investment income...................       (0.27)         (0.58)        (0.58)        (0.56)        (0.58)        (0.57)
  Net realized gains......................          --             --            --         (0.10)           --            --
  In excess of net realized gains.........          --             --            --            --            --         (0.09)
                                                ------         ------        ------        ------        ------        ------
   Total Distributions....................       (0.27)         (0.58)        (0.58)        (0.66)        (0.58)        (0.66)
                                                ------         ------        ------        ------        ------        ------
Net Asset Value, End of Period............      $10.93         $10.89        $10.22        $10.39        $10.92        $10.71
                                                ======         ======        ======        ======        ======        ======
Total Return (excludes sales charge)......        2.85%(c)      12.48%         4.09%         1.02%         7.61%         9.20%
Annualized Ratios/Supplementary Data:
Net Assets at end of period (000).........      $6,213         $7,702        $5,252        $2,228        $1,497        $1,103
Ratio of expenses to average net assets...        0.96%(b)       0.95%         0.97%         0.98%         1.02%         1.15%
Ratio of net investment income to average
 net assets...............................        4.85%(b)       5.43%         5.70%         5.08%         5.36%         5.44%
Ratio of expenses to average net assets*..        1.65%(b)       1.65%         1.66%         1.67%         1.65%         1.69%
Ratio of net investment income to average
 net assets*..............................        4.16%(b)       4.73%         5.01%         4.39%         4.73%         4.90%
Portfolio Turnover (a)....................       39.20%         58.91%        84.65%        60.00%        57.58%        80.98%

--------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b) Annualized.
(c) Not annualized.

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                             Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period)

                                                                     Diversified Fixed Income Fund
                                              -----------------------------------------------------------------------
                                                                                Class B
                                                For the Six    For the Year  For the Year  For the Year   For the Period
                                                Months Ended       Ended         Ended         Ended          Ended
                                              January 31, 2002 July 31, 2001 July 31, 2000 July 31, 1999 July 31, 1998(b)
                                              ---------------- ------------- ------------- ------------- ----------------
                                                (Unaudited)
Net Asset Value, Beginning of Period.........      $10.87         $10.20        $10.37        $10.91          $10.79
                                                   ------         ------        ------        ------          ------
Investment Activities
  Net investment income......................        0.23           0.50          0.50          0.48            0.23
  Net realized and unrealized gain (loss) on
   investments...............................        0.04           0.67         (0.17)        (0.44)           0.12
                                                   ------         ------        ------        ------          ------
   Total from Investment Activities..........        0.27           1.17          0.33          0.04            0.35
                                                   ------         ------        ------        ------          ------
Distributions
  Net investment income......................       (0.23)         (0.50)        (0.50)        (0.48)          (0.23)
  Net realized gains.........................          --             --            --         (0.06)             --
  In excess of net realized gains............          --             --            --         (0.04)             --
                                                   ------         ------        ------        ------          ------
   Total Distributions.......................       (0.23)         (0.50)        (0.50)        (0.58)          (0.23)
                                                   ------         ------        ------        ------          ------
Net Asset Value, End of Period...............      $10.91         $10.87        $10.20        $10.37          $10.91
                                                   ======         ======        ======        ======          ======
Total Return (excludes sales charge).........        2.47%(d)      11.68%         3.34%         0.24%           3.25%(d)
Annualized Ratios/Supplementary Data:
Net Assets at end of period (000)............      $4,770         $4,367        $2,760        $2,078          $  236
Ratio of expenses to average net assets......        1.71%(c)       1.70%         1.71%         1.72%           1.71%(c)
Ratio of net investment income to average net
 assets......................................        4.11%(c)       4.67%         4.95%         4.39%           4.54%(c)
Ratio of expenses to average net assets*.....        1.90%(c)       1.90%         1.90%         1.91%           1.90%(c)
Ratio of net investment income to average net
 assets*.....................................        3.92%(c)       4.47%         4.76%         4.20%           4.35%(c)
Portfolio Turnover (a).......................       39.20%         58.91%        84.65%        60.00%          57.58%

--------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b) Period from March 2, 1998 (commencement of operations) to July 31, 1998.
(c) Annualized.
(d) Not annualized.

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                             Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period)

                                                                       Diversified Fixed Income Fund
                                           -------------------------------------------------------------------------------------
                                                                                  Class Y
                                             For the Six    For the Year  For the Year  For the Year  For the Year  For the Year
                                             Months Ended       Ended         Ended         Ended         Ended         Ended
                                           January 31, 2002 July 31, 2001 July 31, 2000 July 31, 1999 July 31, 1998 July 31, 1997
                                           ---------------- ------------- ------------- ------------- ------------- -------------
                                             (Unaudited)
Net Asset Value, Beginning of Period......     $  10.96       $  10.28      $  10.45      $  11.00      $  10.78      $  10.53
                                               --------       --------      --------      --------      --------      --------
Investment Activities
  Net investment income...................         0.29           0.61          0.61          0.59          0.61          0.60
  Net realized and unrealized gain (loss)
   on investments.........................         0.04           0.68         (0.17)        (0.45)         0.22          0.34
                                               --------       --------      --------      --------      --------      --------
   Total from Investment Activities.......         0.33           1.29          0.44          0.14          0.83          0.94
                                               --------       --------      --------      --------      --------      --------
Distributions
  Net investment income...................        (0.29)         (0.61)        (0.61)        (0.59)        (0.61)        (0.60)
  In excess of net investment income......           --             --            --(b)         --            --            --
  Net realized gains......................           --             --            --         (0.07)           --            --
  In excess of net realized gains.........           --             --            --         (0.03)           --         (0.09)
                                               --------       --------      --------      --------      --------      --------
   Total Distributions....................        (0.29)         (0.61)        (0.61)        (0.69)        (0.61)        (0.69)
                                               --------       --------      --------      --------      --------      --------
Net Asset Value, End of Period............     $  11.00       $  10.96      $  10.28      $  10.45      $  11.00      $  10.78
                                               ========       ========      ========      ========      ========      ========
Total Return..............................         2.98%(d)      12.83%         4.37%         1.10%         7.94%         9.30%
Annualized Ratios/Supplementary
  Data:
Net Assets at end of period (000).........     $223,319       $230,523      $241,169      $199,413      $158,909      $132,583
Ratio of expenses to average net assets...         0.71%(c)       0.70%         0.71%         0.73%         0.77%         0.90%
Ratio of net investment income to
 average net assets.......................         5.11%(c)       5.70%         5.95%         5.34%         5.61%         5.67%
Ratio of expenses to average net assets*..         0.90%(c)       0.90%         0.90%         0.92%         0.90%         0.94%
Ratio of net investment income to
 average net assets*......................         4.92%(c)       5.50%         5.76%         5.15%         5.48%         5.63%
Portfolio Turnover (a)....................        39.20%         58.91%        84.65%        60.00%        57.58%        80.98%

--------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b) Less than $0.01 per share.
(c) Annualized.
(d) Not annualized.

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                             Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period)

                                                         Ultra Short Government Fund
                                                      --------------------------------
                                                                   Class A
                                                        For the Six      For the Year
                                                        Months Ended        Ended
                                                      January 31, 2002 July 31, 2001(b)
                                                      ---------------- ----------------
                                                        (Unaudited)
Net Asset Value, Beginning of Period.................     $ 10.20          $ 10.02
                                                          -------          -------
Investment Activities
  Net investment income..............................        0.16             0.55
  Net realized and unrealized gain on investments....        0.05             0.18
                                                          -------          -------
   Total from Investment Activities..................        0.21             0.73
                                                          -------          -------
Distributions
  Net investment income..............................       (0.16)           (0.55)
  Net realized gains.................................         -- (e)            --
                                                          -------          -------
   Total Distributions...............................       (0.16)           (0.55)
                                                          -------          -------
Net Asset Value, End of Period.......................     $ 10.25          $ 10.20
                                                          =======          =======
Total Return (excludes sales charge).................        2.05%(d)         7.46%
Annualized Ratios/Supplementary Data:
Net Assets at end of period (000)....................     $13,367          $15,002
Ratio of expenses to average net assets..............        0.62%(c)         0.64%
Ratio of net investment income to average net assets.        3.01%(c)         5.20%
Ratio of expenses to average net assets*.............        1.45%(c)         1.51%
Ratio of net investment income to average net assets*        2.18%(c)         4.33%
Portfolio Turnover (a)...............................        4.44%            8.22%

--------
* During the period, certain fees were voluntarily and involuntarily reduced. If such voluntary and involuntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b) Period from August 1, 2000 (commencement of operations) to July 31, 2001.
(c) Annualized.
(d) Not annualized.
(e) Less than $0.01 per share.

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                             Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period)

                                                         Ultra Short Government Fund
                                                      --------------------------------
                                                                   Class B
                                                        For the Six      For the Year
                                                        Months Ended        Ended
                                                      January 31, 2002 July 31, 2001(b)
                                                      ---------------- ----------------
                                                        (Unaudited)
Net Asset Value, Beginning of Period.................      $10.21           $10.02
                                                           ------           ------
Investment Activities
  Net investment income..............................        0.12             0.48
  Net realized and unrealized gain on investments....        0.04             0.19
                                                           ------           ------
   Total from Investment Activities..................        0.16             0.67
                                                           ------           ------
Distributions
  Net investment income..............................       (0.12)           (0.48)
  Net realized gains.................................          --(e)            --
                                                           ------           ------
   Total Distributions...............................       (0.12)           (0.48)
                                                           ------           ------
Net Asset Value, End of Period.......................      $10.25           $10.21
                                                           ======           ======
Total Return (excludes sales charge).................        1.57%(d)         6.79%
Annualized Ratios/Supplementary Data:
Net Assets at end of period (000)....................      $1,285           $  858
Ratio of expenses to average net assets..............        1.37%(c)         1.39%
Ratio of net investment income to average net assets.        2.21%(c)         4.48%
Ratio of expenses to average net assets*.............        1.70%(c)         1.76%
Ratio of net investment income to average net assets*        1.88%(c)         4.11%
Portfolio Turnover (a)...............................        4.44%            8.22%

--------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b) Period from August 1, 2000 (commencement of operations) to July 31, 2001.
(c) Annualized.
(d) Not annualized.
(e) Less than $0.01 per share.

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                             Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period)

                                                                Ultra Short Government Fund
                                                      -------------------------------------------
                                                                          Class Y
                                                        For the Six    For the Year   For the Period
                                                        Months Ended       Ended          Ended
                                                      January 31, 2002 July 31, 2001 July 31, 2000(b)
                                                      ---------------- ------------- ----------------
                                                        (Unaudited)
Net Asset Value, Beginning of Period.................     $  10.21       $  10.02        $ 10.00
                                                          --------       --------        -------
Investment Activities
  Net investment income..............................         0.17           0.58           0.11
  Net realized and unrealized gain on investments....         0.05           0.19           0.02
                                                          --------       --------        -------
   Total from Investment Activities..................         0.22           0.77           0.13
                                                          --------       --------        -------
Distributions
  Net investment income..............................        (0.17)         (0.58)         (0.11)
  Net realized gains.................................           --(e)          --             --
                                                          --------       --------        -------
   Total Distributions...............................        (0.17)         (0.58)         (0.11)
                                                          --------       --------        -------
Net Asset Value, End of Period.......................     $  10.26       $  10.21        $ 10.02
                                                          ========       ========        =======
Total Return.........................................         2.18%(d)       7.85%          1.27%(d)
Annualized Ratios/Supplementary Data:
Net Assets at end of period (000)....................     $275,504       $149,445        $47,483
Ratio of expenses to average net assets..............         0.37%(c)       0.39%          0.40%(c)
Ratio of net investment income to average net assets.         3.24%(c)       5.56%          6.38%(c)
Ratio of expenses to average net assets*.............         0.69%(c)       0.76%          1.28%(c)
Ratio of net investment income to average net assets*         2.92%(c)       5.19%          5.50%(c)
Portfolio Turnover (a)...............................         4.44%          8.22%          0.00%

--------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b) Period from June 1, 2000 (commencement of operations) to July 31, 2000.
(c) Annualized.
(d) Not annualized.
(e) Less than $0.01 per share.

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                             Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period)

                                                             Short Intermediate U.S. Government Securities Fund
                                           -------------------------------------------------------------------------------------
                                                                                  Class A
                                             For the Six    For the Year  For the Year  For the Year  For the Year  For the Year
                                             Months Ended       Ended         Ended         Ended         Ended         Ended
                                           January 31, 2002 July 31, 2001 July 31, 2000 July 31, 1999 July 31, 1998 July 31, 1997
                                           ---------------- ------------- ------------- ------------- ------------- -------------
                                             (Unaudited)
Net Asset Value, Beginning of Period......      $ 9.81         $  9.30       $ 9.42        $ 9.64        $ 9.55        $ 9.41
                                                ------         -------       ------        ------        ------        ------
Investment Activities
  Net investment income...................        0.18            0.45         0.44          0.45          0.49          0.49
  Net realized and unrealized gain (loss)
   on investments.........................        0.08            0.51        (0.08)        (0.18)         0.09          0.14
                                                ------         -------       ------        ------        ------        ------
   Total from Investment Activities.......        0.26            0.96         0.36          0.27          0.58          0.63
                                                ------         -------       ------        ------        ------        ------
Distributions
  Net investment income...................       (0.18)          (0.45)       (0.44)        (0.45)        (0.49)        (0.49)
  Net realized gains......................       (0.05)             --        (0.04)        (0.04)           --            --
  In excess of net realized gains.........          --              --           --(b)         --            --            --
                                                ------         -------       ------        ------        ------        ------
   Total Distributions....................       (0.23)          (0.45)       (0.48)        (0.49)        (0.49)        (0.49)
                                                ------         -------       ------        ------        ------        ------
Net Asset Value, End of Period............      $ 9.84         $  9.81       $ 9.30        $ 9.42        $ 9.64        $ 9.55
                                                ======         =======       ======        ======        ======        ======
Total Return (excludes sales charge)......        2.60%(d)       10.58%        3.97%         2.79%         6.27%         6.92%
Annualized Ratios/Supplementary
 Data:
Net Assets at end of period (000).........      $1,149         $ 1,090       $  452        $  595        $  654        $  618
Ratio of expenses to average net assets...        0.82%(c)        0.90%        0.89%         0.94%         0.89%         0.87%
Ratio of net investment income to average
 net assets...............................        3.50%(c)        4.66%        4.78%         4.65%         5.11%         5.22%
Ratio of expenses to average net assets*..        1.60%(c)        1.65%        1.64%         1.49%         1.64%         1.62%
Ratio of net investment income to average
 net assets*..............................        2.72%(c)        3.91%        4.03%         4.10%         4.36%         4.47%
Portfolio Turnover (a)....................       36.61%         107.46%       48.99%        63.27%        17.33%        51.56%

--------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b) Less than $0.01 per share.
(c) Annualized.
(d) Not annualized.

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                             Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period)

                                                             Short Intermediate U.S. Government Securities Fund
                                           -------------------------------------------------------------------------------------
                                                                                  Class Y
                                             For the Six    For the Year  For the Year  For the Year  For the Year  For the Year
                                             Months Ended       Ended         Ended         Ended         Ended         Ended
                                           January 31, 2002 July 31, 2001 July 31, 2000 July 31, 1999 July 31, 1998 July 31, 1997
                                           ---------------- ------------- ------------- ------------- ------------- -------------
                                             (Unaudited)
Net Asset Value, Beginning of Period......     $  9.83         $  9.32       $  9.44       $  9.66       $  9.56       $  9.42
                                               -------         -------       -------       -------       -------       -------
Investment Activities
  Net investment income...................        0.19            0.48          0.47          0.48          0.51          0.52
  Net realized and unrealized gain (loss)
   on investments.........................        0.08            0.51         (0.08)        (0.18)         0.10          0.14
                                               -------         -------       -------       -------       -------       -------
   Total from Investment Activities.......        0.27            0.99          0.39          0.30          0.61          0.66
                                               -------         -------       -------       -------       -------       -------
Distributions
  Net investment income...................       (0.19)          (0.48)        (0.47)        (0.48)        (0.51)        (0.52)
  Net realized gains......................       (0.05)             --         (0.04)        (0.04)           --            --
  In excess of net realized gains.........          --              --            --(b)         --            --            --
                                               -------         -------       -------       -------       -------       -------
   Total Distributions....................       (0.24)          (0.48)        (0.51)        (0.52)        (0.51)        (0.52)
                                               -------         -------       -------       -------       -------       -------
Net Asset Value, End of Period............     $  9.86         $  9.83       $  9.32       $  9.44       $  9.66       $  9.56
                                               =======         =======       =======       =======       =======       =======
Total Return..............................        2.73%(d)       10.84%         4.24%         3.05%         6.62%         7.19%
Annualized Ratios/Supplementary Data:
Net Assets at end of period (000).........     $58,707         $47,000       $32,380       $33,332       $24,843       $26,722
Ratio of expenses to average net assets...        0.57%(c)        0.65%         0.64%         0.67%         0.64%         0.62%
Ratio of net investment income to average
 net assets...............................        3.75%(c)        4.96%         5.04%         4.89%         5.36%         5.47%
Ratio of expenses to average net assets*..        0.85%(c)        0.90%         0.89%         0.72%         0.89%         0.87%
Ratio of net investment income to average
 net assets*..............................        3.47%(c)        4.71%         4.79%         4.84%         5.11%         5.22%
Portfolio Turnover (a)....................       36.61%         107.46%        48.99%        63.27%        17.33%        51.56%

--------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b) Less than $0.01 per share.
(c) Annualized.
(d) Not annualized.

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                             Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period)

                                                                          Tax-Free Securities Fund
                                           -------------------------------------------------------------------------------------
                                                                                  Class A
                                             For the Six    For the Year  For the Year  For the Year  For the Year  For the Year
                                             Months Ended       Ended         Ended         Ended         Ended         Ended
                                           January 31, 2002 July 31, 2001 July 31, 2000 July 31, 1999 July 31, 1998 July 31, 1997
                                           ---------------- ------------- ------------- ------------- ------------- -------------
                                             (Unaudited)
Net Asset Value, Beginning of Period......     $ 10.74         $10.29        $10.49        $10.84        $10.84        $10.44
                                               -------         ------        ------        ------        ------        ------
Investment Activities
  Net investment income...................        0.23           0.47          0.48          0.48          0.48          0.49
  Net realized and unrealized gain (loss)
   on investments.........................       (0.01)          0.45         (0.15)        (0.25)         0.06          0.46
                                               -------         ------        ------        ------        ------        ------
   Total from Investment Activities.......        0.22           0.92          0.33          0.23          0.54          0.95
                                               -------         ------        ------        ------        ------        ------
Distributions
  Net investment income...................       (0.23)         (0.47)        (0.48)        (0.48)        (0.48)        (0.49)
  Net realized gains......................       (0.11)            --         (0.05)        (0.10)        (0.06)        (0.06)
                                               -------         ------        ------        ------        ------        ------
   Total Distributions....................       (0.34)         (0.47)        (0.53)        (0.58)        (0.54)        (0.55)
                                               -------         ------        ------        ------        ------        ------
Net Asset Value, End of Period............     $ 10.62         $10.74        $10.29        $10.49        $10.84        $10.84
                                               =======         ======        ======        ======        ======        ======
Total Return (excludes sales charge)......        2.01%(c)       9.07%         3.28%         2.00%         5.17%         9.35%
Annualized Ratios/Supplementary
 Data:
Net Assets at end of period (000).........     $10,358         $8,413        $6,832        $4,795        $3,054        $2,545
Ratio of expenses to average net assets...        0.94%(b)       0.95%         0.95%         0.96%         1.02%         1.12%
Ratio of net investment income to average
 net assets...............................        4.20%(b)       4.41%         4.71%         4.41%         4.49%         4.60%
Ratio of expenses to average net assets*..        1.63%(b)       1.64%         1.64%         1.65%         1.65%         1.66%
Ratio of net investment income to average
 net assets*..............................        3.51%(b)       3.72%         4.02%         3.72%         3.86%         4.06%
Portfolio Turnover (a)....................       10.52%         19.05%        22.40%         9.91%        10.73%        11.07%

--------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b) Annualized.
(c) Not annualized.

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                             Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period)

                                                                        Tax-Free Securities Fund
                                               -----------------------------------------------------------------------
                                                                                 Class B
                                                 For the Six    For the Year  For the Year  For the Year   For the Period
                                                 Months Ended       Ended         Ended         Ended          Ended
                                               January 31, 2002 July 31, 2001 July 31, 2000 July 31, 1999 July 31, 1998(b)
                                               ---------------- ------------- ------------- ------------- ----------------
                                                 (Unaudited)
Net Asset Value, Beginning of Period..........      $10.74         $10.29        $10.49        $10.83          $10.84
                                                    ------         ------        ------        ------          ------
Investment Activities
  Net investment income.......................        0.19           0.39          0.40          0.40            0.21
  Net realized and unrealized gain (loss ) on
   investments................................       (0.01)          0.45         (0.15)        (0.24)          (0.01)
                                                    ------         ------        ------        ------          ------
   Total from Investment Activities...........        0.18           0.84          0.25          0.16            0.20
                                                    ------         ------        ------        ------          ------
Distributions
  Net investment income.......................       (0.19)         (0.39)        (0.40)        (0.40)          (0.21)
  Net realized gains..........................       (0.11)            --         (0.05)        (0.10)             --
                                                    ------         ------        ------        ------          ------
   Total Distributions........................       (0.30)         (0.39)        (0.45)        (0.50)          (0.21)
                                                    ------         ------        ------        ------          ------
Net Asset Value, End of Period................      $10.62         $10.74        $10.29        $10.49          $10.83
                                                    ======         ======        ======        ======          ======
Total Return (excludes sales charge)..........        1.62%(d)       8.28%         2.54%         1.40%           1.82%(d)
Annualized Ratios/Supplementary Data:
Net Assets at end of period (000).............      $5,384         $5,019        $2,779        $1,756          $  272
Ratio of expenses to average net assets.......        1.69%(c)       1.70%         1.70%         1.70%           1.71%(c)
Ratio of net investment income to average net
 assets.......................................        3.44%(c)       3.65%         3.97%         3.68%           3.75%(c)
Ratio of expenses to average net assets*......        1.88%(c)       1.89%         1.89%         1.89%           1.90%(c)
Ratio of net investment income to average net
 assets*......................................        3.25%(c)       3.46%         3.78%         3.49%           3.56%(c)
Portfolio Turnover (a)........................       10.52%         19.05%        22.40%         9.91%          10.73%

--------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b) Period from March 2, 1998 (commencement of operations) to July 31, 1998.
(c) Annualized.
(d) Not annualized.

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                             Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period)

                                                                          Tax-Free Securities Fund
                                           -------------------------------------------------------------------------------------
                                                                                  Class Y
                                             For the Six    For the Year  For the Year  For the Year  For the Year  For the Year
                                             Months Ended       Ended         Ended         Ended         Ended         Ended
                                           January 31, 2002 July 31, 2001 July 31, 2000 July 31, 1999 July 31, 1998 July 31, 1997
                                           ---------------- ------------- ------------- ------------- ------------- -------------
                                             (Unaudited)
Net Asset Value, Beginning of Period......     $  10.78       $  10.33      $  10.53      $  10.88      $  10.86      $  10.46
                                               --------       --------      --------      --------      --------      --------
Investment Activities
  Net investment income...................         0.24           0.49          0.50          0.51          0.51          0.51
  Net realized and unrealized gain (loss)
   on investments.........................        (0.01)          0.45         (0.15)        (0.25)         0.08          0.46
                                               --------       --------      --------      --------      --------      --------
   Total from Investment Activities.......         0.23           0.94          0.35          0.26          0.59          0.97
                                               --------       --------      --------      --------      --------      --------
Distributions
  Net investment income...................        (0.24)         (0.49)        (0.50)        (0.51)        (0.51)        (0.51)
  Net realized gains......................        (0.11)            --         (0.05)        (0.10)        (0.06)        (0.06)
                                               --------       --------      --------      --------      --------      --------
   Total Distributions....................        (0.35)         (0.49)        (0.55)        (0.61)        (0.57)        (0.57)
                                               --------       --------      --------      --------      --------      --------
Net Asset Value, End of Period............     $  10.66       $  10.78      $  10.33      $  10.53      $  10.88      $  10.86
                                               ========       ========      ========      ========      ========      ========
Total Return..............................         2.13%(c)       9.33%         3.55%         2.26%         5.63%         9.58%
Annualized Ratios/Supplementary
 Data:
Net Assets at end of period (000).........     $448,373       $463,426      $432,677      $424,022      $416,544      $296,764
Ratio of expenses to average net assets...         0.69%(b)       0.70%         0.70%         0.71%         0.77%         0.87%
Ratio of net investment income to average
 net assets...............................         4.44%(b)       4.66%         4.96%         4.66%         4.74%         4.86%
Ratio of expenses to average net assets*..         0.88%(b)       0.89%         0.89%         0.90%         0.90%         0.91%
Ratio of net investment income to average
 net assets*..............................         4.25%(b)       4.47%         4.77%         4.47%         4.61%         4.82%
Portfolio Turnover (a)....................        10.52%         19.05%        22.40%         9.91%        10.73%        11.07%

--------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b) Annualized.
(c) Not annualized.

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                             Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period)

                                                                Tax-Free Short Intermediate Securities Fund
                                           -------------------------------------------------------------------------------------
                                                                                  Class A
                                             For the Six    For the Year  For the Year  For the Year  For the Year  For the Year
                                             Months Ended       Ended         Ended         Ended         Ended         Ended
                                           January 31, 2002 July 31, 2001 July 31, 2000 July 31, 1999 July 31, 1998 July 31, 1997
                                           ---------------- ------------- ------------- ------------- ------------- -------------
                                             (Unaudited)
Net Asset Value, Beginning of Period......      $10.18         $ 9.86        $ 9.95        $10.09        $10.17        $10.05
                                                ------         ------        ------        ------        ------        ------
Investment Activities
  Net investment income...................        0.15           0.35          0.35          0.34          0.35          0.37
  Net realized and unrealized gain (loss)
   on investments.........................        0.05           0.32         (0.04)        (0.09)        (0.02)         0.13
                                                ------         ------        ------        ------        ------        ------
   Total from Investment Activities.......        0.20           0.67          0.31          0.25          0.33          0.50
                                                ------         ------        ------        ------        ------        ------
Distributions
  Net investment income...................       (0.15)         (0.35)        (0.35)        (0.34)        (0.35)        (0.37)
  Net realized gains......................          --             --         (0.05)        (0.05)        (0.06)        (0.01)
                                                ------         ------        ------        ------        ------        ------
   Total Distributions....................       (0.15)         (0.35)        (0.40)        (0.39)        (0.41)        (0.38)
                                                ------         ------        ------        ------        ------        ------
Net Asset Value, End of Period............      $10.23         $10.18        $ 9.86        $ 9.95        $10.09        $10.17
                                                ======         ======        ======        ======        ======        ======
Total Return (excludes sales charge)......        2.00%(c)       6.89%         3.19%         2.44%         3.36%         5.06%
Annualized Ratios/Supplementary
 Data:
Net Assets at end of period (000).........      $1,778         $1,732        $1,458        $  878        $  478        $  724
Ratio of expenses to average net assets...        0.99%(b)       0.98%         0.98%         0.98%         1.01%         1.09%
Ratio of net investment income to average
 net assets...............................        2.97%(b)       3.48%         3.57%         3.35%         3.50%         3.57%
Ratio of expenses to average net assets*..        1.64%(b)       1.63%         1.63%         1.63%         1.62%         1.64%
Ratio of net investment income to average
 net assets*..............................        2.32%(b)       2.83%         2.92%         2.70%         2.89%         3.02%
Portfolio Turnover (a)....................       23.86%         73.06%        42.57%        18.40%        47.55%        29.46%

--------
*   During the period, certain fees were voluntarily reduced.
    If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b) Annualized.
(c) Not annualized.

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                             Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period)

                                                                Tax-Free Short Intermediate Securities Fund
                                           -------------------------------------------------------------------------------------
                                                                                  Class Y
                                             For the Six    For the Year  For the Year  For the Year  For the Year  For the Year
                                             Months Ended       Ended         Ended         Ended         Ended         Ended
                                           January 31, 2002 July 31, 2001 July 31, 2000 July 31, 1999 July 31, 1998 July 31, 1997
                                           ---------------- ------------- ------------- ------------- ------------- -------------
                                             (Unaudited)
Net Asset Value, Beginning of Period......     $ 10.23         $  9.91       $ 10.00       $ 10.15       $ 10.21       $ 10.08
                                               -------         -------       -------       -------       -------       -------
Investment Activities
  Net investment income...................        0.17            0.38          0.37          0.37          0.38          0.39
  Net realized and unrealized gain (loss)
   on investments.........................        0.05            0.32         (0.04)        (0.10)           --          0.14
                                               -------         -------       -------       -------       -------       -------
   Total from Investment Activities.......        0.22            0.70          0.33          0.27          0.38          0.53
                                               -------         -------       -------       -------       -------       -------
Distributions
  Net investment income...................       (0.17)          (0.38)        (0.37)        (0.37)        (0.38)        (0.39)
  Net realized gains......................          --              --         (0.05)        (0.05)        (0.06)        (0.01)
                                               -------         -------       -------       -------       -------       -------
   Total Distributions....................       (0.17)          (0.38)        (0.42)        (0.42)        (0.44)        (0.40)
                                               -------         -------       -------       -------       -------       -------
Net Asset Value, End of Period............     $ 10.28         $ 10.23       $  9.91       $ 10.00       $ 10.15       $ 10.21
                                               =======         =======       =======       =======       =======       =======
Total Return..............................        2.13%(c)        7.15%         3.44%         2.60%         3.83%         5.36%
Annualized Ratios/Supplementary
 Data:
Net Assets at end of period (000).........     $45,941         $39,857       $41,371       $47,668       $52,185       $37,410
Ratio of expenses to average net assets...        0.74%(b)        0.73%         0.73%         0.73%         0.76%         0.84%
Ratio of net investment income to average
 net assets...............................        3.21%(b)        3.73%         3.80%         3.61%         3.75%         3.82%
Ratio of expenses to average net assets*..        0.89%(b)        0.88%         0.88%         0.88%         0.87%         0.89%
Ratio of net investment income to average
 net assets*..............................        3.06%(b)        3.58%         3.65%         3.46%         3.64%         3.77%
Portfolio Turnover (a)....................       23.86%          73.06%        42.57%        18.40%        47.55%        29.46%

--------
*   During the period, certain fees were voluntarily reduced.
    If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b) Annualized.
(c) Not annualized.

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                             Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period)

                                                                            International Stock Fund
                                                          --------------------------------------------------------
                                                                                     Class A
                                                            For the Six    For the Year  For the Year   For the Period
                                                            Months Ended       Ended         Ended          Ended
                                                          January 31, 2002 July 31, 2001 July 31, 2000 July 31, 1999(b)
                                                          ---------------- ------------- ------------- ----------------
                                                            (Unaudited)
Net Asset Value, Beginning of Period.....................     $  8.15         $ 14.55       $ 11.96        $ 10.09
                                                              -------         -------       -------        -------
Investment Activities
  Net investment income (loss)...........................       (0.05)          (0.05)         0.05             --
  Net realized and unrealized gain (loss) on investments.       (1.16)          (3.77)         3.03           1.87
                                                              -------         -------       -------        -------
   Total from Investment Activities......................       (1.21)          (3.82)         3.08           1.87
                                                              -------         -------       -------        -------
Distributions
  Net realized gains.....................................          --           (2.58)        (0.49)            --
                                                              -------         -------       -------        -------
   Total Distributions...................................          --           (2.58)        (0.49)            --
                                                              -------         -------       -------        -------
Net Asset Value, End of Period...........................     $  6.94         $  8.15       $ 14.55        $ 11.96
                                                              =======         =======       =======        =======
Total Return (excludes sales charge).....................      (14.85%)(d)     (29.92%)       25.62%         18.53%(d)
Annualized Ratios/Supplementary Data:
Net Assets at end of period (000)........................     $ 1,395         $ 2,210       $ 4,362        $   265
Ratio of expenses to average net assets..................        1.85%(c)        1.75%         1.66%          1.94%(c)
Ratio of net investment loss to average net assets.......       (0.78%)(c)      (0.41%)       (0.58%)        (0.19%)(c)
Ratio of expenses to average net assets*.................        2.49%(c)        2.39%         2.30%          2.61%(c)
Ratio of net investment loss to average net assets*......       (1.42%)(c)      (1.05%)       (1.22%)        (0.86%)(c)
Portfolio Turnover (a)...................................      129.12%         213.53%       214.18%        156.46%

--------
*   During the period, certain fees were voluntarily reduced.
    If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b) Period from December 8, 1998 (commencement of operations) to July 31, 1999.
(c) Annualized.
(d) Not Annualized.

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                             Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period)

                                                                            International Stock Fund
                                                          --------------------------------------------------------
                                                                                     Class B
                                                            For the Six    For the Year  For the Year   For the Period
                                                            Months Ended       Ended         Ended          Ended
                                                          January 31, 2002 July 31, 2001 July 31, 2000 July 31, 1999(b)
                                                          ---------------- ------------- ------------- ----------------
                                                            (Unaudited)
Net Asset Value, Beginning of Period.....................     $  7.94         $ 14.35       $ 11.90        $ 10.20
                                                              -------         -------       -------        -------
Investment Activities
  Net investment income (loss)...........................       (0.07)          (0.11)         0.04          (0.02)
  Net realized and unrealized gain (loss) on investments.       (1.13)          (3.72)         2.90           1.72
                                                              -------         -------       -------        -------
   Total from Investment Activities......................       (1.20)          (3.83)         2.94           1.70
                                                              -------         -------       -------        -------
Distributions
  Net realized gains.....................................          --           (2.58)        (0.49)            --
                                                              -------         -------       -------        -------
   Total Distributions...................................          --           (2.58)        (0.49)            --
                                                              -------         -------       -------        -------
Net Asset Value, End of Period...........................     $  6.74         $  7.94       $ 14.35        $ 11.90
                                                              =======         =======       =======        =======
Total Return (excludes sales charge).....................      (15.11%)(d)     (30.48%)       24.56%         16.67%(d)
Annualized Ratios/Supplementary Data:
Net Assets at end of period (000)........................     $   665         $   860       $ 1,202        $   102
Ratio of expenses to average net assets..................        2.60%(c)        2.50%         2.43%          2.76%(c)
Ratio of net investment loss to average net assets.......       (1.57%)(c)      (1.15%)       (1.10%)        (1.08%)(c)
Ratio of expenses to average net assets*.................        2.74%(c)        2.64%         2.57%          2.91%(c)
Ratio of net investment loss to average net assets*......       (1.71%)(c)      (1.29%)       (1.24%)        (1.24%)(c)
Portfolio Turnover (a)...................................      129.12%         213.53%       214.18%        156.46%

--------
*   During the period, certain fees were voluntarily reduced.
    If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b) Period from December 20, 1998 (commencement of operations) to July 31, 1999.
(c) Annualized.
(d) Not Annualized.

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                             Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period)

                                                                              International Stock Fund
                                                            --------------------------------------------------------
                                                                                       Class Y
                                                              For the Six    For the Year  For the Year   For the Period
                                                              Months Ended       Ended         Ended          Ended
                                                            January 31, 2002 July 31, 2001 July 31, 2000 July 31, 1999(b)
                                                            ---------------- ------------- ------------- ----------------
                                                              (Unaudited)
Net Asset Value, Beginning of Period.......................     $  8.19         $ 14.59      $  11.98        $ 10.00
                                                                -------         -------      --------        -------
Investment Activities
  Net investment loss......................................       (0.03)          (0.02)        (0.06)            --
  Net realized and unrealized gain (loss) on investments...       (1.17)          (3.80)         3.16           1.98
                                                                -------         -------      --------        -------
   Total from Investment Activities........................       (1.20)          (3.82)         3.10           1.98
                                                                -------         -------      --------        -------
Distributions
  Net realized gains.......................................          --           (2.58)        (0.49)            --
                                                                -------         -------      --------        -------
   Total Distributions.....................................          --           (2.58)        (0.49)            --
                                                                -------         -------      --------        -------
Net Asset Value, End of Period.............................     $  6.99         $  8.19      $  14.59        $ 11.98
                                                                =======         =======      ========        =======
Total Return...............................................      (14.65%)(d)     (29.82%)       25.65%         19.90%(d)
Annualized Ratios/Supplementary Data:
Net Assets at end of period (000)..........................     $55,065         $79,177      $109,962        $81,253
Ratio of expenses to average net assets....................        1.60%(c)        1.50%         1.45%          1.65%(c)
Ratio of net investment income (loss) to average net assets       (0.56%)(c)      (0.14%)       (0.49%)         0.03%(c)
Ratio of expenses to average net assets*...................        1.74%(c)        1.64%         1.59%          1.79%(c)
Ratio of net investment loss to average net assets*........       (0.70%)(c)      (0.28%)       (0.63%)        (0.10%)(c)
Portfolio Turnover (a).....................................      129.12%         213.53%       214.18%        156.46%

--------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b) Period from December 2, 1998 (commencement of operations) to July 31, 1999.
(c) Annualized.
(d) Not Annualized.

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                             Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period)

                                               Value Fund
                      --------------------------------------------------------
                                                 Class A
                        For the Six    For the Year  For the Year   For the Period
                        Months Ended       Ended         Ended          Ended
                      January 31, 2002 July 31, 2001 July 31, 2000 July 31, 1999(b)
                      ---------------- ------------- ------------- ----------------
                        (Unaudited)
Net Asset Value,
 Beginning of Period.      $ 9.13         $10.73        $ 10.37        $ 10.05
                           ------         ------        -------        -------
Investment
 Activities
 Net investment
   income............        0.02           0.04           0.03           0.01
 Net realized and
   unrealized gain
   (loss) on
   investments.......       (0.60)         (0.22)          0.50           0.78
                           ------         ------        -------        -------
   Total from
    Investment
    Activities.......       (0.58)         (0.18)          0.53           0.79
                           ------         ------        -------        -------
Distributions
 Net investment
   income............       (0.02)         (0.05)         (0.04)            --
 In excess of net
   investment income.          --             --             --(c)       (0.02)
 Net realized gains..          --          (1.37)         (0.13)         (0.45)
                           ------         ------        -------        -------
   Total
    Distributions....       (0.02)         (1.42)         (0.17)         (0.47)
                           ------         ------        -------        -------
Net Asset Value,
 End of Period.......      $ 8.53         $ 9.13        $ 10.73        $ 10.37
                           ======         ======        =======        =======
Total Return
 (excludes sales
 charge).............       (6.38%)(e)     (1.66%)         5.21%          7.81%(e)
Annualized
Ratios/Supplementary
Data:
Net Assets at end
 of period (000).....      $2,254         $2,504        $ 1,355        $   178
Ratio of expenses
 to average net
 assets..............        1.30%(d)       1.31%          1.30%          1.60%(d)
Ratio of net
 investment income
 (loss) to average
 net assets..........        0.47%(d)       0.49%          0.30%         (0.01%)(d)
Ratio of expenses
 to average net
 assets*.............        1.84%(d)       1.85%          1.85%          2.15%(d)
Ratio of net
 investment loss to
 average net assets*.       (0.07%)(d)     (0.05%)        (0.25%)        (0.56%)(d)
Portfolio Turnover
 (a).................       21.80%         79.05%        120.42%        113.72%

--------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b) Period from December 8, 1998 (commencement of operations) to July 31, 1999.
(c) Less than $0.01 per share.
(d) Annualized.
(e) Not Annualized.

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                             Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period)

                                                                      Value Fund
                                             --------------------------------------------------------
                                                                        Class B
                                               For the Six    For the Year  For the Year   For the Period
                                               Months Ended       Ended         Ended          Ended
                                             January 31, 2002 July 31, 2001 July 31, 2000 July 31, 1999(b)
                                             ---------------- ------------- ------------- ----------------
                                               (Unaudited)
Net Asset Value, Beginning of Period........      $ 9.04         $10.65        $ 10.34        $  9.90
                                                  ------         ------        -------        -------
Investment Activities
 Net investment loss........................       (0.01)         (0.02)         (0.03)         (0.01)
 Net realized and unrealized gain (loss) on
   investments..............................       (0.60)         (0.22)          0.47           0.91
                                                  ------         ------        -------        -------
   Total from Investment Activities.........       (0.61)         (0.24)          0.44           0.90
                                                  ------         ------        -------        -------
Distributions
 Net investment income......................          --            -- (c)          --(c)          --
 In excess of net investment income.........          --             --             --(c)       (0.01)
 Net realized gains.........................          --          (1.37)         (0.13)         (0.38)
 In excess of net realized gains............          --             --             --          (0.07)
                                                  ------         ------        -------        -------
   Total Distributions......................          --          (1.37)         (0.13)         (0.46)
                                                  ------         ------        -------        -------
Net Asset Value, End of Period..............      $ 8.43         $ 9.04        $ 10.65        $ 10.34
                                                  ======         ======        =======        =======
Total Return (excludes sales charge)........       (6.75%)(e)     (2.25%)         4.30%          8.94%(e)
Annualized Ratios/Supplementary Data:
Net Assets at end of period (000)...........      $1,520         $1,544        $ 1,018        $   472
Ratio of expenses to average net assets.....        2.05%(d)       2.06%          2.06%          2.44%(d)
Ratio of net investment loss to average net
 assets.....................................       (0.30%)(d)     (0.26%)        (0.37%)        (0.71%)(d)
Ratio of expenses to average net assets*....        2.09%(d)       2.10%          2.10%          2.48%(d)
Ratio of net investment loss to average net
 assets*....................................       (0.34%)(d)     (0.30%)        (0.41%)        (0.75%)(d)
Portfolio Turnover (a)......................       21.80%         79.05%        120.42%        113.72%

--------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b) Period from December 13, 1998 (commencement of operations) to July 31, 1999.
(c) Less than $0.01 per share.
(d) Annualized.
(e) Not Annualized.

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                             Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period)

                                                                                       Value Fund
                                                             ---------------------------------------------------------
                                                                                        Class Y
                                                               For the Six     For the Year  For the Year   For the Period
                                                               Months Ended        Ended         Ended          Ended
                                                             January 31, 2002  July 31, 2001 July 31, 2000 July 31, 1999(b)
                                                             ----------------  ------------- ------------- ----------------
                                                               (Unaudited)
Net Asset Value, Beginning of Period........................     $   9.15        $  10.74      $  10.38        $ 10.00
                                                                 --------        --------      --------        -------
Investment Activities
  Net investment income.....................................         0.03            0.07          0.07           0.04
  Net realized and unrealized gain (loss) on investments....        (0.60)          (0.22)         0.49           0.83
                                                                 --------        --------      --------        -------
   Total from Investment Activities.........................        (0.57)          (0.15)         0.56           0.87
                                                                 --------        --------      --------        -------
Distributions
  Net investment income.....................................        (0.03)          (0.07)        (0.07)         (0.03)
  In excess of net investment income........................           --              --            --(c)       (0.01)
  Net realized gains........................................           --           (1.37)        (0.13)         (0.45)
                                                                 --------        --------      --------        -------
   Total Distributions......................................        (0.03)          (1.44)        (0.20)         (0.49)
                                                                 --------        --------      --------        -------
Net Asset Value, End of Period..............................     $   8.55        $   9.15      $  10.74        $ 10.38
                                                                 ========        ========      ========        =======
Total Return................................................        (6.25%)(e)      (1.34%)        5.44%          8.56%(e)
Annualized Ratios/Supplementary Data:
Net Assets at end of period (000)...........................     $238,841        $231,106      $203,366        $75,464
Ratio of expenses to average net assets.....................         1.05%(d)        1.06%         1.05%          1.28%(d)
Ratio of net investment income to average net assets........         0.69%(d)        0.76%         0.66%          0.40%(d)
Ratio of expenses to average net assets*....................         1.09%(d)        1.10%         1.09%          1.32%(d)
Ratio of net investment income (loss) to average net assets*         0.65%(d)        0.72%         0.62%         (0.36%)(d)
Portfolio Turnover (a)......................................        21.80%          79.05%       120.42%        113.72%

--------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b) Period from December 3, 1998 (commencement of operations) to July 31, 1999.
(c) Less than $0.01 per share.
(d) Annualized.
(e) Not Annualized.

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                             Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period)

                                                                                   Small Cap Fund
                                                            --------------------------------------------------------
                                                                                       Class A
                                                              For the Six    For the Year  For the Year   For the Period
                                                              Months Ended       Ended         Ended          Ended
                                                            January 31, 2002 July 31, 2001 July 31, 2000 July 31, 1999(b)
                                                            ---------------- ------------- ------------- ----------------
                                                              (Unaudited)
Net Asset Value, Beginning of Period.......................      $13.47         $10.40        $10.66          $10.07
                                                                 ------         ------        ------          ------
Investment Activities
  Net investment income (loss).............................        0.02           0.05          0.02           (0.01)
  Net realized and unrealized gain on investments..........        0.75           3.90          0.10            0.60
                                                                 ------         ------        ------          ------
   Total from Investment Activities........................        0.77           3.95          0.12            0.59
                                                                 ------         ------        ------          ------
Distributions
  Net investment income....................................       (0.02)         (0.08)        (0.03)             --
  In excess of net investment income.......................          --             --            --(c)           --
  Net realized gains.......................................       (0.96)         (0.80)        (0.35)             --
                                                                 ------         ------        ------          ------
   Total Distributions.....................................       (0.98)         (0.88)        (0.38)             --
                                                                 ------         ------        ------          ------
Net Asset Value, End of Period.............................      $13.26         $13.47        $10.40          $10.66
                                                                 ======         ======        ======          ======
Total Return (excludes sales charge).......................        6.09%(e)      40.28%         1.51%           5.91%(e)
Annualized Ratios/Supplementary Data:
Net Assets at end of period (000)..........................      $1,136         $1,245        $  330          $   93
Ratio of expenses to average net assets....................        1.60%(d)       1.65%         1.66%           1.84%(d)
Ratio of net investment income (loss) to average net assets        0.44%(d)       0.31%         0.30%          (0.26%)(d)
Ratio of expenses to average net assets*...................        2.24%(d)       2.29%         2.31%           2.50%(d)
Ratio of net investment loss to average net assets*........       (0.20%)(d)     (0.33%)       (0.35%)         (0.91%)(d)
Portfolio Turnover (a).....................................       32.39%         90.31%        98.73%          60.08%

--------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b) Period from December 8, 1998 (commencement of operations) to July 31, 1999.
(c) Less than $0.01 per share.
(d) Annualized.
(e) Not Annualized.

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                             Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period)

                                                             Small Cap Fund
                                      --------------------------------------------------------
                                                                 Class B
                                        For the Six    For the Year  For the Year   For the Period
                                        Months Ended       Ended         Ended          Ended
                                      January 31, 2002 July 31, 2001 July 31, 2000 July 31, 1999(b)
                                      ---------------- ------------- ------------- ----------------
                                        (Unaudited)
Net Asset Value, Beginning of
 Period..............................      $13.29         $10.31        $10.61          $ 9.78
                                           ------         ------        ------          ------
Investment Activities
 Net investment loss.................       (0.02)         (0.03)        (0.03)          (0.03)
 Net realized and unrealized gain
   on investments....................        0.74           3.82          0.08            0.86
                                           ------         ------        ------          ------
   Total from Investment Activities..        0.72           3.79          0.05            0.83
                                           ------         ------        ------          ------
Distributions
 Net investment income...............          --(c)       (0.01)           --(c)           --
 In excess of net investment income..          --             --            --(c)           --
 Net realized gains..................       (0.96)         (0.80)        (0.35)             --
                                           ------         ------        ------          ------
   Total Distributions...............       (0.96)         (0.81)        (0.35)             --
                                           ------         ------        ------          ------
Net Asset Value, End of Period.......      $13.05         $13.29        $10.31          $10.61
                                           ======         ======        ======          ======
Total Return (excludes sales
 charge).............................        5.78%(e)      38.92%         0.85%           8.56%(e)
Annualized Ratios/Supplementary
Data:
Net Assets at end of period (000)....      $1,306         $  890        $  214          $   82
Ratio of expenses to average net
 assets..............................        2.35%(d)       2.40%         2.41%           2.59%(d)
Ratio of net investment loss to
 average net assets..................       (0.32%)(d)     (0.46%)       (0.45%)         (1.00%)(d)
Ratio of expenses to average net
 assets*.............................        2.49%(d)       2.54%         2.55%           2.73%(d)
Ratio of net investment loss to
 average net assets*.................       (0.46%)(d)     (0.60%)       (0.59%)         (1.15%)(d)
Portfolio Turnover (a)...............       32.39%         90.31%        98.73%          60.08%

--------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b) Period from December 20, 1998 (commencement of operations) to July 31, 1999.
(c) Less than $0.01 per share.
(d) Annualized.
(e) Not Annualized.

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                             Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period)

                                                             Small Cap Fund
                                      --------------------------------------------------------
                                                                 Class Y
                                        For the Six    For the Year  For the Year   For the Period
                                        Months Ended       Ended         Ended          Ended
                                      January 31, 2002 July 31, 2001 July 31, 2000 July 31, 1999(b)
                                      ---------------- ------------- ------------- ----------------
                                        (Unaudited)
Net Asset Value, Beginning of
 Period..............................     $ 13.49         $ 10.42       $ 10.67        $ 10.00
                                          -------         -------       -------        -------
Investment Activities
 Net investment income...............        0.04            0.08          0.05             --
 Net realized and unrealized gain
   on investments....................        0.75            3.88          0.10           0.67
                                          -------         -------       -------        -------
   Total from Investment Activities..        0.79            3.96          0.15           0.67
                                          -------         -------       -------        -------
Distributions
 Net investment income...............       (0.04)          (0.09)        (0.05)            --
 In excess of net investment income..          --              --            --(c)          --
 Net realized gains..................       (0.96)          (0.80)        (0.35)            --
                                          -------         -------       -------        -------
   Total Distributions...............       (1.00)          (0.89)        (0.40)            --
                                          -------         -------       -------        -------
Net Asset Value, End of Period.......     $ 13.28         $ 13.49       $ 10.42        $ 10.67
                                          =======         =======       =======        =======
Total Return.........................        6.20%(e)       40.34%         1.82%          6.75%(e)
Annualized Ratios/Supplementary
Data:
Net Assets at end of period (000)....     $76,786         $53,558       $36,962        $31,812
Ratio of expenses to average net
 assets..............................        1.35%(d)        1.40%         1.41%          1.52%(d)
Ratio of net investment income to
 average net assets..................        0.69%(d)        0.67%         0.52%          0.08%(d)
Ratio of expenses to average net
 assets*.............................        1.49%(d)        1.54%         1.55%          1.66%(d)
Ratio of net investment income
 (loss) to average net assets*.......        0.55%(d)        0.53%         0.38%         (0.06%)(d)
Portfolio Turnover (a)...............       32.39%          90.31%        98.73%         60.08%

--------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b) Period from December 3, 1998 (commencement of operations) to July 31, 1999.
(c) Less than $0.01 per share.
(d) Annualized.
(e) Not Annualized.

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                             Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period)

                                                                                  Balanced Fund
                                                          --------------------------------------------------------
                                                                                     Class A
                                                            For the Six    For the Year  For the Year   For the Period
                                                            Months Ended       Ended         Ended          Ended
                                                          January 31, 2002 July 31, 2001 July 31, 2000 July 31, 1999(b)
                                                          ---------------- ------------- ------------- ----------------
                                                            (Unaudited)
Net Asset Value, Beginning of Period.....................      $ 8.75         $ 11.45       $ 9.79          $10.00
                                                               ------         -------       ------          ------
Investment Activities
  Net investment income..................................        0.08            0.18         0.16            0.01
  Net realized and unrealized gain (loss) on investments.       (0.34)          (1.42)        1.70           (0.21)
                                                               ------         -------       ------          ------
   Total from Investment Activities......................       (0.26)          (1.24)        1.86           (0.20)
                                                               ------         -------       ------          ------
Distributions
  Net investment income..................................       (0.08)          (0.18)       (0.17)          (0.01)
  Net realized gains.....................................          --           (1.28)       (0.03)             --
                                                               ------         -------       ------          ------
   Total Distributions...................................       (0.08)          (1.46)       (0.20)          (0.01)
                                                               ------         -------       ------          ------
Net Asset Value, End of Period...........................      $ 8.41         $  8.75       $11.45          $ 9.79
                                                               ======         =======       ======          ======
Total Return (excludes sales charge).....................       (2.99%)(d)     (11.84%)      19.19%          (1.95%)(d)
Annualized Ratios/Supplementary Data:
Net Assets at end of period (000)........................      $  314         $   288       $  259          $   62
Ratio of expenses to average net assets..................        1.23%(c)        1.22%        1.22%           1.38%(c)
Ratio of net investment income to average net assets.....        1.81%(c)        1.82%        1.58%           1.45%(c)
Ratio of expenses to average net assets*.................        1.87%(c)        1.86%        1.86%           2.03%(c)
Ratio of net investment income to average net assets*....        1.17%(c)        1.18%        0.94%           0.80%(c)
Portfolio Turnover (a)...................................       31.30%          57.23%       54.33%           5.47%

--------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b) Period from June 21, 1999 (commencement of operations) to July 31, 1999.
(c) Annualized.
(d) Not Annualized.

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                             Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period)

                                                                                  Balanced Fund
                                                          --------------------------------------------------------
                                                                                     Class B
                                                            For the Six    For the Year  For the Year   For the Period
                                                            Months Ended       Ended         Ended          Ended
                                                          January 31, 2002 July 31, 2001 July 31, 2000 July 31, 1999(b)
                                                          ---------------- ------------- ------------- ----------------
                                                            (Unaudited)
Net Asset Value, Beginning of Period.....................      $ 8.74         $ 11.44       $ 9.78          $10.00
                                                               ------         -------       ------          ------
Investment Activities
  Net investment income..................................        0.05            0.10         0.09            0.01
  Net realized and unrealized gain (loss) on investments.       (0.34)          (1.41)        1.70           (0.22)
                                                               ------         -------       ------          ------
   Total from Investment Activities......................       (0.29)          (1.31)        1.79           (0.21)
                                                               ------         -------       ------          ------
Distributions
  Net investment income..................................       (0.05)          (0.11)       (0.10)             --
  In excess of net investment income.....................          --              --           --           (0.01)
  Net realized gains.....................................          --           (1.28)       (0.03)             --
                                                               ------         -------       ------          ------
   Total Distributions...................................       (0.05)          (1.39)       (0.13)          (0.01)
                                                               ------         -------       ------          ------
Net Asset Value, End of Period...........................      $ 8.40         $  8.74       $11.44          $ 9.78
                                                               ======         =======       ======          ======
Total Return (excludes sales charge).....................       (3.36%)(d)     (12.48%)      18.37%          (2.09%)(d)
Annualized Ratios/Supplementary Data:
Net Assets at end of period (000)........................      $1,910         $ 1,796       $1,192          $  307
Ratio of expenses to average net assets..................        1.98%(c)        1.97%        1.97%           2.16%(c)
Ratio of net investment income to average net assets.....        1.06%(c)        1.07%        0.83%           0.81%(c)
Ratio of expenses to average net assets*.................        2.12%(c)        2.11%        2.12%           2.31%(c)
Ratio of net investment income to average net assets*....        0.92%(c)        0.93%        0.68%           0.66%(c)
Portfolio Turnover (a)...................................       31.30%          57.23%       54.33%           5.47%

--------
*   During the period, certain fees were voluntarily reduced.
    If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b) Period from June 21, 1999 (commencement of operations) to July 31, 1999.
(c) Annualized.
(d) Not Annualized.

                      See notes to financial statements.

PACIFIC CAPITAL FUNDS

                             Financial Highlights
(Selected data for a share of capital stock outstanding throughout the period)

                                                                                   Balanced Fund
                                                          ----------------------------------------------------------
                                                                                      Class Y
                                                            For the Six     For the Year  For the Year   For the Period
                                                            Months Ended        Ended         Ended          Ended
                                                          January 31, 2002  July 31, 2001 July 31, 2000 July 31, 1999(b)
                                                          ----------------  ------------- ------------- ----------------
                                                            (Unaudited)
Net Asset Value, Beginning of Period.....................     $   8.75        $  11.46      $   9.79        $  10.00
                                                              --------        --------      --------        --------
Investment Activities
  Net investment income (loss)...........................         0.09            0.20          0.20           (0.03)
  Net realized and unrealized gain (loss) on investments.        (0.34)          (1.43)         1.70           (0.16)
                                                              --------        --------      --------        --------
   Total from Investment Activities......................        (0.25)          (1.23)         1.90           (0.19)
                                                              --------        --------      --------        --------
Distributions
  Net investment income..................................        (0.09)          (0.20)        (0.20)          (0.02)
  Net realized gains.....................................           --           (1.28)        (0.03)             --
                                                              --------        --------      --------        --------
   Total Distributions...................................        (0.09)          (1.48)        (0.23)          (0.02)
                                                              --------        --------      --------        --------
Net Asset Value, End of Period...........................     $   8.41        $   8.75      $  11.46        $   9.79
                                                              ========        ========      ========        ========
Total Return.............................................        (2.86%)(d)     (11.70%)       19.57%          (1.94%)(d)
Annualized Ratios/Supplementary Data:
Net Assets at end of period (000)........................     $166,417        $178,206      $215,436        $184,081
Ratio of expenses to average net assets..................         0.98%(c)        0.97%         0.98%           1.08%(c)
Ratio of net investment income to average net assets.....         2.07%(c)        2.07%         1.83%           1.69%(c)
Ratio of expenses to average net assets*.................         1.12%(c)        1.11%         1.12%           1.22%(c)
Ratio of net investment income to average net assets*....         1.93%(c)        1.93%         1.69%           1.55%(c)
Portfolio Turnover (a)...................................        31.30%          57.23%        54.33%           5.47%

--------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b) Period from June 21, 1999 (commencement of operations) to July 31, 1999.
(c) Annualized.
(d) Not Annualized.

                      See notes to financial statements.

INVESTMENT ADVISER
The Asset Management Group of Bank of Hawaii
111 South King Street
Honolulu, HI 96813


SUB-ADVISERS
Nicholas-Applegate Capital Management
600 West Broadway
San Diego, CA 92102

First State (Hong Kong) LLC
3 Exchange Square
8 Connaught Place Central
Hong Kong

DISTRIBUTOR
BISYS Fund Services
3435 Stelzer Road
Columbus, OH 43219

LEGAL COUNSEL
Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, CA 90071


INDEPENDENT AUDITORS
Ernst & Young LLP
41 South High Street, Suite 1100
Columbus, OH 43215


ADMINISTRATOR AND TRANSFER AGENT
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, OH 43219



                          [LOGO] Pacific Capital Funds

The Pacific Capital Funds are distributed by BISYS Fund Services. This document must be preceded or accompanied by a current prospectus for the Pacific Capital Funds, which you should read carefully before you invest or send money.

PCR-0008                                                                    3/02